UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          December 31, 2004

Date of reporting period:         June 30, 2004


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                                                          [LOGO]
                                                                          WELLS
                                                                          FARGO

                                                                          FUNDS

        Wells Fargo VARIABLE TRUST FUNDS

            SEMI - ANNUAL REPORT

                 WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND

                 WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND

                 WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND

                 WELLS FARGO VARIABLE TRUST GROWTH FUND

                 WELLS FARGO VARIABLE TRUST INTERNATIONAL EQUITY FUND

                 WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND

                 WELLS FARGO VARIABLE TRUST MONEY MARKET FUND

                 WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND

                 WELLS FARGO VARIABLE TRUST TOTAL RETURN BOND FUND

                                                                   JUNE 30, 2004

                                                WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Contractholders ................................................     1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
    Variable Trust Asset Allocation Fund .................................     2
    Variable Trust Equity Income Fund ....................................     4
    Variable Trust Equity Value Fund .....................................     6
    Variable Trust Growth Fund ...........................................     8
    Variable Trust International Equity Fund .............................    10
    Variable Trust Large Company Growth Fund .............................    12
    Variable Trust Money Market Fund .....................................    14
    Variable Trust Small Cap Growth Fund .................................    16
    Variable Trust Total Return Bond Fund ................................    18
Portfolio of Investments
--------------------------------------------------------------------------------
    Variable Trust Asset Allocation Fund .................................    20
    Variable Trust Equity Income Fund ....................................    35
    Variable Trust Equity Value Fund .....................................    38
    Variable Trust Growth Fund ...........................................    41
    Variable Trust International Equity Fund .............................    44
    Variable Trust Large Company Growth Fund .............................    48
    Variable Trust Money Market Fund .....................................    50
    Variable Trust Small Cap Growth Fund .................................    52
    Variable Trust Total Return Bond Fund ................................    56
Financial Statements
--------------------------------------------------------------------------------
    Statement of Assets and Liabilities ..................................    62
    Statement of Operations ..............................................    64
    Statements of Changes in Net Assets ..................................    66
    Financial Highlights .................................................    70
Notes to Financial Highlights ............................................    74
--------------------------------------------------------------------------------
Notes to Financial Statements ............................................    75
--------------------------------------------------------------------------------
Other Information ........................................................    83
--------------------------------------------------------------------------------
List of Abbreviations ....................................................    85
--------------------------------------------------------------------------------

             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO CONTRACTHOLDERS                       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

DEAR VALUED CONTRACTHOLDER,

      We are pleased to provide you with the Wells Fargo Variable Trust Funds semi-annual report for the six-month period ended June 30, 2004. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook and facts and figures about each Fund's portfolio.

THE ECONOMY:MIXED MARKETS
--------------------------------------------------------------------------------

      Economic uncertainties caused fluctuations in the market during the first half of the year. As the year began, corporate prices were the driving force behind a broad rise in equity prices as companies generally reported strong results. As the focus of the markets moved to weak manufacturing and the lack of new jobs, the equity markets lost steam by the end of the first quarter. By the second quarter, job growth and strength in the manufacturing segment improved the outlook for a sustainable economic recovery and kept the economic markets hopeful. In April, investors anticipated, and were rewarded with, strong corporate earnings. But quarter-end concerns about inflation, oil prices and interest-rate increases slowed things down. Second-quarter growth slipped to a projected 3.5% rate from nearly 4% during the opening months of the year. These factors, plus a lack of a clear economic trend, kept the equity market volatile with minimal to moderate returns year to date.

IT'S OFFICIAL--INTEREST RATES RISE
--------------------------------------------------------------------------------

      On the last day of June, the Federal Reserve Bank (the Fed) raised short-term interest rates by 0.25%, from 1% to 1.25%, and stated that it will continue to take a "measured" approach to keeping economic growth and possible inflation in check. The market reacted strongly to this change, increasing almost 0.75% during the quarter. Because so much of the economic tightening by the Fed is already priced into the market, similar sharp interest-rate increases are not expected in subsequent quarters.

STOCKS OUTPERFORM BONDS
--------------------------------------------------------------------------------

      The reporting period began with concerns over disappointing job gains, which kept bond yields low while putting a damper on the stock market. The strong corporate earnings reports surprised investors on the upside and helped stocks--the S&P 500 Index posted a modest 3.4% gain during the six-month period. Disappointing inflation reports and the expected interest rate increase pushed bond yields higher with U.S. Treasuries generating a (0.2)% return for the six-month period.

OUR COMMITMENT TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

      We recognize that we are still in a period of uncertainty with respect to economic and world events. Inflation, oil prices, interest rates, elections, war and terrorism are concerns influencing investors and our markets. We continue to monitor how these influences may impact our Funds so we can potentially anticipate opportunities as well as risks.

      Thank you for choosing Wells Fargo Variable Trust Funds. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Variable Trust Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Galen Blomster, CFA                     04/15/94
   Jeffrey P. Mellas

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 2.28%(1) for the six-month period ended June 30, 2004. In comparison, the S&P 500 Index(2) returned 3.44%, while the Lehman Brothers 20+ Treasury Index(3) returned (0.24)% for the same period. The Fund distributed $0.10 per share in dividend income and no capital gains during the period.

      The Fund outperformed its peer group, the Lipper Flexible Portfolio Fund Average(4), which returned 1.87%, over the six-month period ending June 30, 2004. During the six-month period, the Fund's stock holdings outperformed its bond holdings.

      The stock holdings in the Fund replicate the companies that comprise to the S&P 500 Index and the bond holdings in the fund replicate the bonds that comprise the Lehman Brothers 20+ Treasury Index. The Tactical Asset Allocation
(TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists, maintained a 25% overweight toward stocks throughout the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The period began with concerns over disappointing job gains, which kept bond yields low while putting a damper on the stock market. However, with the economy and corporate earnings surprising investors on the upside, the S&P 500 Index posted a modest gain of 3.4% during the period. Disappointing inflation reports and expectations of monetary tightening by the Federal Reserve began to push bond yields sharply higher, with long U.S. Treasuries generating a (0.2)% return for the six-month period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In maintaining the shift toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation of 60% stocks and 40% bonds. With the shift toward stocks, the portfolio maintained a long position in the S&P 500 Index futures and a short position in the long-term U.S. Treasury bond futures. The Fund was at a maximum equity overweight with an effective target allocation of 85% stocks and 15% bonds throughout the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      With stocks outperforming bonds, maintaining the 25% TAA shift toward stocks provided incremental returns to the portfolio during the six-month period. Despite stocks outperforming long U.S. Treasury bonds by nearly 30% since March of 2003, the TAA Model indicates that stocks are still attractive relative to bonds. As a result, the Fund will remain at a maximum overweight in stocks until the relative valuation between stocks and bonds returns to a more normal environment.

--------------------------------------------------------------------------------
      The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Asset Allocation Fund.

(1) The Fund's Adviser has committed through April 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Wells Fargo Variable Trust Asset Allocation Fund for periods prior to September 20,1999,reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The U.S.Treasury Index represents public obligations of the U.S.Treasury with a remaining maturity of one year or more. You cannot invest directly in an index.

(4) The Lipper Flexible Portfolio Funds average is an average of funds that allocate their investments across various asset classes including domestic commonstocks, bonds, and money market instruments with a focus on total return. The total return of the Lipper average does not include the effect of sales charges. Past performance is no guarantee of future results. You cannot invest directly in a Lipper average.

(5) The Ten Largest Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                        6-Month*    1-Year    5-Year    10-Year
-----------------------------------------------------------------------------------------------
     Wells Fargo Variable Trust Asset Allocation Fund     2.28      13.42      1.06       9.65
-----------------------------------------------------------------------------------------------
     Benchmarks
-----------------------------------------------------------------------------------------------
       S&P 500 Index(2)                                   3.44      19.10     (2.20)     11.82
-----------------------------------------------------------------------------------------------
       Lehman Brothers 20+ Treasury Index(3)             (0.24)     (4.86)     7.77       8.97
-----------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE BY CALLING 1-800-222-8222.

PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT CHARGES PURSUANT TO THE TERMS OF THE VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS FUNDED BY SEPARATE ACCOUNTS THAT INVEST IN THE FUND'S SHARES.

FUND CHARACTERISTICS(6) (AS OF JUNE 30, 2004)
----------------------------------------------------------
     Beta**                                           0.7%
----------------------------------------------------------
     Average Coupon of Bond Portfolio                5.86%
----------------------------------------------------------
     Average Maturity of Bond Portfolio           22 years
----------------------------------------------------------
     Average Duration of Bond Portfolio         11.9 years
----------------------------------------------------------
     Portfolio Turnover                              0.13%
----------------------------------------------------------
     Net Asset Value (NAV)                         $12.69
----------------------------------------------------------

** A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

STRATEGIC ALLOCATION(6) (AS OF JUNE 30, 2004)
----------------------------------------------------------
     Stocks                                            60%
----------------------------------------------------------
     Bonds                                             40%
----------------------------------------------------------

SECTOR DISTRIBUTION(6) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                     11%
Consumer Staples                           11%
Energy                                      7%
Financial Services                         20%
Health Care                                13%
Industrials                                11%
Information Technology                     17%
Materials                                   3%
Telecommunication Services                  4%
Utilities                                   3%

TEN LARGEST HOLDINGS (5),(6) (AS OF JUNE 30, 2004)
--------------------------------------------------------------
     U.S.Treasury Bonds 6.125% 11/15/27                  2.66%
--------------------------------------------------------------
     U.S Treasury Bonds 6.25% 5/15/30                    2.20%
--------------------------------------------------------------
     U.S Treasury Bonds 5.375% 2/15/31                   1.97%
--------------------------------------------------------------
     U.S Treasury Bonds 6% 2/15/26                       1.63%
--------------------------------------------------------------
     U.S Treasury Bonds 6.875% 8/15/25                   1.45%
--------------------------------------------------------------
     U.S Treasury Bonds 6.125% 8/15/29                   1.36%
--------------------------------------------------------------
     U.S Treasury Bonds 6.5% 11/15/26                    1.36%
--------------------------------------------------------------
     U.S Treasury Bonds 7.625% 2/15/25                   1.32%
--------------------------------------------------------------
     U.S Treasury Bonds 5.5% 8/15/28                     1.32%
--------------------------------------------------------------
     U.S Treasury Bonds 7.5% 11/15/24                    1.31%

EFFECTIVE ALLOCATION(6),(7) (AS OF JUNE 30, 2004)
--------------------------------------------------------------
     Stocks                                                85%
--------------------------------------------------------------
     Bonds                                                 15%
--------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(8)
--------------------------------------------------------------------------------
 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                       Lehman Brothers 20+    S & P 500
              WFVT Asset Allocation      Treasury Index         Index
 6/30/1994            10000                 $ 10,000          $ 10,000
 7/31/1994            10318                 $ 10,370          $ 10,328
 8/31/1994            10462                 $ 10,268          $ 10,752
 9/30/1994            10172                 $  9,917          $ 10,489
10/31/1994            10265                 $  9,885          $ 10,725
11/30/1994            10161                 $  9,955          $ 10,334
12/31/1994            10324                 $ 10,119          $ 10,487
 1/31/1995            10601                 $ 10,395          $ 10,759
 2/28/1995            10930                 $ 10,686          $ 11,178
 3/31/1995            11121                 $ 10,788          $ 11,507
 4/30/1995            11369                 $ 10,982          $ 11,846
 5/31/1995            11930                 $ 11,887          $ 12,318
 6/30/1995            12118                 $ 12,031          $ 12,604
 7/31/1995            12282                 $ 11,817          $ 13,022
 8/31/1995            12380                 $ 12,101          $ 13,055
 9/30/1995            12697                 $ 12,340          $ 13,605
10/31/1995            12775                 $ 12,710          $ 13,557
11/30/1995            13128                 $ 13,041          $ 14,151
12/31/1995            13313                 $ 13,417          $ 14,424
 1/31/1996            13561                 $ 13,401          $ 14,914
 2/29/1996            13454                 $ 12,690          $ 15,053
 3/31/1996            13533                 $ 12,416          $ 15,198
 4/30/1996            13509                 $ 12,196          $ 15,421
 5/31/1996            13628                 $ 12,131          $ 15,817
 6/30/1996            13813                 $ 12,402          $ 15,877
 7/31/1996            13499                 $ 12,401          $ 15,176
 8/31/1996            13474                 $ 12,224          $ 15,496
 9/30/1996            13990                 $ 12,580          $ 16,367
10/31/1996            14480                 $ 13,107          $ 16,818
11/30/1996            15228                 $ 13,575          $ 18,088
12/31/1996            14838                 $ 13,221          $ 17,730
 1/31/1997            15124                 $ 13,102          $ 18,838
 2/28/1997            15163                 $ 13,105          $ 18,985
 3/31/1997            14622                 $ 12,745          $ 18,207
 4/30/1997            15214                 $ 13,069          $ 19,292
 5/31/1997            15728                 $ 13,220          $ 20,465
 6/30/1997            16150                 $ 13,497          $ 21,382
 7/31/1997            17256                 $ 14,362          $ 23,081
 8/31/1997            16549                 $ 13,919          $ 21,789
 9/30/1997            17173                 $ 14,331          $ 22,981
10/31/1997            17200                 $ 14,858          $ 22,213
11/30/1997            17591                 $ 15,092          $ 23,242
12/31/1997            17936                 $ 15,359          $ 23,641
 1/31/1998            18205                 $ 15,682          $ 23,901
 2/28/1998            19013                 $ 15,557          $ 25,625
 3/31/1998            19698                 $ 15,588          $ 26,937
 4/30/1998            19864                 $ 15,640          $ 27,211
 5/31/1998            19758                 $ 15,971          $ 26,743
 6/30/1998            20493                 $ 16,391          $ 27,829
 7/31/1998            20295                 $ 16,298          $ 27,534
 8/31/1998            18360                 $ 17,095          $ 23,555
 9/30/1998            19392                 $ 17,725          $ 25,065
10/31/1998            20509                 $ 17,423          $ 27,103
11/30/1998            21504                 $ 17,584          $ 28,746
12/31/1998            22466                 $ 17,543          $ 30,401
 1/31/1999            23235                 $ 17,710          $ 31,672
 2/28/1999            22400                 $ 16,763          $ 30,687
 3/31/1999            23038                 $ 16,689          $ 31,915
 4/30/1999            23691                 $ 16,703          $ 33,150
 5/31/1999            23189                 $ 16,438          $ 32,367
 6/30/1999            23836                 $ 16,236          $ 34,164
 7/31/1999            23314                 $ 16,144          $ 33,097
 8/31/1999            23196                 $ 16,068          $ 32,933
 9/30/1999            22861                 $ 16,184          $ 32,031
10/31/1999            23674                 $ 16,186          $ 34,058
11/30/1999            23877                 $ 16,063          $ 34,750
12/31/1999            24562                 $ 15,779          $ 36,796
 1/31/2000            24051                 $ 16,054          $ 34,949
 2/29/2000            24221                 $ 16,623          $ 34,289
 3/31/2000            25967                 $ 17,246          $ 37,642
 4/30/2000            25401                 $ 17,074          $ 36,509
 5/31/2000            24973                 $ 16,988          $ 35,761
 6/30/2000            25553                 $ 17,358          $ 36,644
 7/31/2000            25450                 $ 17,701          $ 36,072
 8/31/2000            26632                 $ 18,133          $ 38,312
 9/30/2000            25590                 $ 17,823          $ 36,289
10/31/2000            25661                 $ 18,120          $ 36,137
11/30/2000            24571                 $ 18,735          $ 33,289
12/31/2000            24812                 $ 19,173          $ 33,453
 1/31/2001            25440                 $ 19,171          $ 34,640
 2/28/2001            23771                 $ 19,509          $ 31,484
 3/31/2001            22618                 $ 19,352          $ 29,491
 4/30/2001            23700                 $ 18,745          $ 31,780
 5/31/2001            23862                 $ 18,777          $ 31,993
 6/30/2001            23520                 $ 18,970          $ 31,216
 7/31/2001            23629                 $ 19,719          $ 30,910
 8/31/2001            22805                 $ 20,193          $ 28,978
 9/30/2001            21669                 $ 20,239          $ 26,639
10/31/2001            22323                 $ 21,443          $ 27,148
11/30/2001            23089                 $ 20,307          $ 29,230
12/31/2001            23086                 $ 19,868          $ 29,488
 1/31/2002            22917                 $ 20,146          $ 29,057
 2/28/2002            22655                 $ 20,368          $ 28,496
 3/31/2002            22940                 $ 19,427          $ 29,568
 4/30/2002            22338                 $ 20,223          $ 27,776
 5/31/2002            22243                 $ 20,225          $ 27,573
 6/30/2002            21490                 $ 20,583          $ 25,610
 7/31/2002            20381                 $ 21,236          $ 23,615
 8/31/2002            20611                 $ 22,344          $ 23,768
 9/30/2002            18863                 $ 23,334          $ 21,187
10/31/2002            20112                 $ 22,464          $ 23,049
11/30/2002            21074                 $ 22,282          $ 24,405
12/31/2002            20120                 $ 23,247          $ 22,972
 1/31/2003            19675                 $ 23,175          $ 22,373
 2/28/2003            19463                 $ 23,907          $ 22,037
 3/31/2003            19586                 $ 23,508          $ 22,249
 4/30/2003            20945                 $ 23,809          $ 24,082
 5/31/2003            21993                 $ 25,335          $ 25,349
 6/30/2003            22151                 $ 24,816          $ 25,673
 7/31/2003            22092                 $ 22,260          $ 26,125
 8/31/2003            22502                 $ 22,745          $ 26,634
 9/30/2003            22446                 $ 23,993          $ 26,352
10/31/2003            23365                 $ 23,252          $ 27,841
11/30/2003            23541                 $ 23,387          $ 28,086
12/31/2003            24565                 $ 23,665          $ 29,558
 1/31/2004            24997                 $ 24,141          $ 30,102
 2/29/2004            25331                 $ 24,665          $ 30,520
 3/31/2004            25057                 $ 25,042          $ 30,059
 4/30/2004            24466                 $ 23,477          $ 29,587
 5/31/2004            24702                 $ 23,381          $ 29,992
 6/30/2004            25124                 $ 23,608          $ 30,574

(6) Portfolio holdings and characteristics are subject to change.

(7) The effective allocation for stocks includes positions in S&P 500 Index futures and the effective allocation for bonds includes positions in U.S. Treasury bond futures.

(8) The chart compares the performance of the Wells Fargo Variable Trust Asset Allocation Fund for the most recent ten years of the Fund with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST EQUITY INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Variable Trust Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   David L. Roberts, CFA                   05/06/96
   Gary J. Dunn, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 3.18%(1) for the six-month period ended June 30, 2004, underperforming both the S&P 500 Index(2), which returned 3.44%, and the Russell 1000 Value Index(3), which returned 3.94% for the period. The Fund distributed $0.09 per share in dividend income and no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Sector holdings in the Fund that performed well during the first half of the year included consumer staples, energy, consumer discretionary and health care. Consumer product companies, such as PepsiCo and Kimberly-Clark, had strong first half performances, both up more than 12%. Outstanding first quarter results combined with the continuation of nearly $40 per barrel price of oil produced very good first half results for energy companies. Retailer Target's earnings increased by more than 20% each quarter for last two quarters and benefited from the announcement of the sale of its Marshall Field's department stores division to May Department Stores. Medical supply company Becton Dickinson turned in two consecutive strong quarters of earnings growth, with its stock price reflecting a 17% year-over-year gain.

      Sector holdings that had a negative impact on the Fund's first-half returns included utilities, information technology and materials. Higher interest rates had a negative impact on utility companies in general. Feed stock costs for materials companies continued to be very high, but improving economic conditions in the second half of the year potentially could affect the Fund's performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We sold a small position in Duke Energy and the spin-off of Piper Jaffray. We also trimmed positions in 3M, Aegon and BP while adding to existing positions in Microsoft, General Electric and Citigroup. No major sector weight changes occurred during the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Our focus continues to be on large-cap, high-quality, dividend-paying companies, which we believe could assume a leadership position in the marketplace during the second half of the year.

--------------------------------------------------------------------------------
The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things,the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30,2004,and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Equity Income Fund.

(1) The Fund's Adviser has committed through April 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

      Performance shown for the Wells Fargo Variable Trust Equity Income Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business September 17,1999,the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                       6-Month*    1-Year    5-Year    Life of Fund
---------------------------------------------------------------------------------------------------
      Wells Fargo Variable Trust Equity Income Fund     3.18       18.00    (0.53)        7.58
---------------------------------------------------------------------------------------------------
      Benchmarks
---------------------------------------------------------------------------------------------------
        S&P 500 Index(2)                                3.44       19.10    (2.20)        8.49
---------------------------------------------------------------------------------------------------
        Russell 1000 Value Index(3)                     3.94       21.13     1.87        10.20
---------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE BY CALLING 1-800-222-8222.

PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT CHARGES PURSUANT TO THE TERMS OF THE VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS FUNDED BY SEPARATE ACCOUNTS THAT INVEST IN THE FUND'S SHARES.

FUND CHARACTERISTICS(5) (AS OF JUNE 30, 2004)
---------------------------------------------------------------
      Beta**                                              0.84
---------------------------------------------------------------
      Price to Earnings Ratio (trailing 12 months)       16.40x
---------------------------------------------------------------
      Price to Book Ratio                                 2.80x
---------------------------------------------------------------
      Median Market Cap ($B)                           $ 52.30
---------------------------------------------------------------
      Portfolio Turnover                                     6%
---------------------------------------------------------------
      Net Asset Value (NAV)                            $ 15.31
---------------------------------------------------------------

** A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

SECTOR DISTRIBUTION(5) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary             12%
Consumer Staples                   12%
Energy                             10%
Financial Services                 23%
Health Care                         7%
Information Technology             10%
Telecommunications Services         4%
Materials                           5%
Industrials                        11%
Utilities                           3%
Cash                                3%

TEN LARGEST EQUITY HOLDINGS(4),(5) (AS OF JUNE 30, 2004)
--------------------------------------------------------------
      Exxon Mobil Corporation                            3.75%
--------------------------------------------------------------
      Fortune Brands Incorporated                        3.69%
--------------------------------------------------------------
      Pepsico Incorporated                               3.66%
--------------------------------------------------------------
      JP Morgan Chase & Company                          3.36%
--------------------------------------------------------------
      Emerson Electric Company                           3.27%
--------------------------------------------------------------
      Hewlett-Packard Company                            3.26%
--------------------------------------------------------------
      International Business Machines Corporation        3.23%
--------------------------------------------------------------
      US Bancorp                                         3.17%
--------------------------------------------------------------
      American Express Company                           3.07%
--------------------------------------------------------------
      General Electric Company                           3.04%
--------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(6)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

          WFVT Equity Income    S&P 500 Index    Russell 1000 Value Index
May-96           10000            10,000.00              10,000.00
May-96           10000            10,257.00              10,125.00
Jun-96           10110            10,295.98              10,133.10
Jul-96            9710             9,840.89               9,750.07
Aug-96            9830            10,048.54              10,028.92
Sep-96           10250            10,613.27              10,427.07
Oct-96           10490            10,906.19              10,830.60
Nov-96           11170            11,729.61              11,615.81
Dec-96           10995            11,497.36              11,467.13
Jan-97           11540            12,215.95              12,023.29
Feb-97           11691            12,311.23              12,200.03
Mar-97           11348            11,806.47              11,760.83
Apr-97           11681            12,510.14              12,254.78
May-97           12215            13,270.75              12,939.83
Jun-97           12719            13,865.28              13,494.95
Jul-97           13535            14,967.57              14,511.11
Aug-97           12910            14,129.39              13,994.52
Sep-97           13525            14,902.27              14,839.79
Oct-97           13132            14,404.53              14,425.76
Nov-97           13716            15,071.46              15,063.38
Dec-97           13953            15,330.69              15,503.23
Jan-98           13994            15,499.33              15,284.63
Feb-98           14902            16,616.83              16,313.29
Mar-98           15647            17,467.61              17,311.66
Apr-98           15800            17,645.78              17,427.65
May-98           15585            17,342.27              17,169.72
Jun-98           15830            18,046.37              17,389.49
Jul-98           15381            17,855.08              17,081.70
Aug-98           13545            15,275.02              14,539.94
Sep-98           14290            16,254.15              15,374.53
Oct-98           15290            17,575.61              16,566.06
Nov-98           15993            18,640.69              17,338.04
Dec-98           16523            19,714.40              17,929.27
Jan-99           16472            20,538.46              18,072.70
Feb-99           16482            19,899.71              17,817.87
Mar-99           17091            20,695.70              18,186.70
Apr-99           17959            21,496.62              19,885.34
May-99           17917            20,989.30              19,666.60
Jun-99           18630            22,154.21              20,236.94
Jul-99           18145            21,462.56              19,643.99
Aug-99           17856            21,356.32              18,915.20
Sep-99           17195            20,770.94              18,255.06
Oct-99           17659            22,085.74              19,306.55
Nov-99           17814            22,534.08              19,155.96
Dec-99           17829            23,861.34              19,247.91
Jan-00           16911            22,663.50              18,620.43
Feb-00           15607            22,235.16              17,236.93
Mar-00           17163            24,409.76              19,339.84
Apr-00           17132            23,675.02              19,115.49
May-00           17435            23,189.68              19,316.21
Jun-00           17021            23,762.47              18,433.46
Jul-00           16706            23,391.78              18,663.87
Aug-00           17637            24,844.40              19,701.59
Sep-00           17459            23,532.62              19,882.84
Oct-00           17951            23,433.78              20,371.96
Nov-00           17341            21,587.20              19,616.16
Dec-00           18245            21,692.98              20,598.93
Jan-01           18202            22,463.08              20,677.20
Feb-01           17676            20,416.69              20,102.38
Mar-01           16696            19,124.32              19,392.76
Apr-01           17825            20,608.36              20,343.01
May-01           18158            20,746.44              20,800.73
Jun-01           17631            20,242.30              20,338.95
Jul-01           17459            20,043.93              20,296.24
Aug-01           17087            18,791.18              19,482.36
Sep-01           16000            17,274.73              18,110.80
Oct-01           16188            17,604.68              17,955.05
Nov-01           17065            18,954.96              18,998.24
Dec-01           17257            19,121.76              19,446.59
Jan-02           17002            18,842.58              19,296.86
Feb-02           17124            18,478.92              19,327.73
Mar-02           17712            19,173.73              20,241.93
Apr-02           17132            18,011.80              19,547.63
May-02           17121            17,880.32              19,645.37
Jun-02           16206            16,607.24              18,517.73
Jul-02           14729            15,313.53              16,795.58
Aug-02           14830            15,413.07              16,923.23
Sep-02           12868            13,739.21              15,041.36
Oct-02           13835            14,946.89              16,155.93
Nov-02           14702            15,825.77              17,173.75
Dec-02           13933            14,896.79              16,428.41
Jan-03           13571            14,507.99              16,030.84
Feb-03           13164            14,290.37              15,602.82
Mar-03           13201            14,427.55              15,629.34
Apr-03           14268            15,616.39              17,004.73
May-03           15086            16,437.81              18,103.23
Jun-03           15376            16,648.21              18,329.52
Jul-03          15,652            16,941.22              18,602.63
Aug-03          15,722            17,271.57              18,892.83
Sep-03          15,633            17,088.49              18,707.68
Oct-03          16,454            18,053.99              19,852.59
Nov-03          16,630            18,212.87              20,122.59
Dec-03          17,585            19,167.22              21,362.14
Jan-04          17,880            19,519.90              21,737.79
Feb-04          18,339            19,791.23              22,203.68
Mar-04          18,136            19,492.38              22,009.33
Apr-04          17,853            19,186.35              21,472.30
May-04          17,876            19,449.20              21,691.32
Jun-04          18,144            19,826.52              22,203.23

--------------------------------------------------------------------------------
(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings and characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust Equity Income Fund for the life of the Fund with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST EQUITY VALUE FUND
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Variable Trust Equity Value Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISER                                 SUB-ADVISER
    Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
    David L. Roberts, CFA                  05/01/98
    Gary J. Dunn, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 3.29%(1) for the six-month period ended June 30, 2004, underperforming both the S&P 500 Index(2), which returned 3.44%, and the Russell 1000 Value Index(3), which returned 3.94% for the same period. The Fund distributed $0.05 per share in dividend income and no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Sectors that performed well during the first half of the year included consumer staples, energy, consumer discretionary and health care. Consumer product companies, such as PepsiCo and Kimberly-Clark, had strong first half performances, both up more than 12%. Outstanding first quarter results combined with the continuation of nearly $40 per barrel price of oil produced very good first half results for energy companies. Retailer Target's earnings increased by more than 20% each quarter for last two quarters and benefited from the announcement of the sale of its Marshall Field's department stores division to May Department Stores. Medical supply company Becton Dickinson turned in two consecutive strong quarters of earnings growth, with its stock price reflecting a 17% year-over-year gain.

      Sectors that had a negative impact on the Fund's first-half returns included utilities, information technology and materials. Higher interest rates had a negative impact on utility companies in general. Feed stock costs for materials companies continued to be very high, but improving economic conditions in the second half of the year potentially could affect the Fund's performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We sold a small position in Duke Energy and the spin-off of Piper Jaffray. We also trimmed positions in 3M, Aegon and BP while adding to existing positions in Microsoft, General Electric and Citigroup. No major sector weight changes occurred during the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Our focus continues to be on large-cap, high-quality, dividend-paying companies, which we believe could assume a leadership position in the marketplace during the second half of the year.

--------------------------------------------------------------------------------
      The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30,2004,and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Equity Value Fund.

(1) The Fund's Adviser has committed through April 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Wells Fargo Variable Trust Equity Value Fund for periods prior to September 20,1999,reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                     6-Month*    1-Year    5-Year    Life of Fund
-------------------------------------------------------------------------------------------------
    Wells Fargo Variable Trust Equity Value Fund      3.29        18.15    (2.52)       (1.43)
-------------------------------------------------------------------------------------------------
    Benchmarks
-------------------------------------------------------------------------------------------------
      S&P 500 Index(2)                                3.44        19.10    (2.20)        1.90
-------------------------------------------------------------------------------------------------
      Russell 1000 Value Index(3)                     3.94        21.13     1.87         4.00
-------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE BY CALLING 1-800-222-8222.

PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT CHARGES PURSUANT TO THE TERMS OF THE VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS FUNDED BY SEPARATE ACCOUNTS THAT INVEST IN THE FUND'S SHARES.

FUND CHARACTERISTICS(5) (AS OF JUNE 30, 2004)
-----------------------------------------------------------
    Beta**                                             0.84
-----------------------------------------------------------
    Price to Earnings Ratio (trailing 12 months)     16.40x
-----------------------------------------------------------
    Price to Book Ratio                               2.80x
-----------------------------------------------------------
    Median Market Cap ($B)                          $ 52.30
-----------------------------------------------------------
    Portfolio Turnover                                  10%
-----------------------------------------------------------
    Net Asset Value (NAV)                           $  8.56
-----------------------------------------------------------

** A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

SECTOR DISTRIBUTION(5) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                     12%
Consumer Staples                           12%
Energy                                     10%
Financial Services                         23%
Health Care                                 7%
Information Technology                     10%
Materials                                   5%
Telecommunications Services                 4%
Industrials                                11%
Utilities                                   3%
Cash                                        3%

TEN LARGEST EQUITY HOLDINGS(4),(5) (AS OF JUNE 30, 2004)
-----------------------------------------------------------
    Exxon Mobil Corporation                           3.84%
-----------------------------------------------------------
    Fortune Brands Incorporated                       3.64%
-----------------------------------------------------------
    Pepsico Incorporated                              3.56%
-----------------------------------------------------------
    JP Morgan Chase & Company                         3.45%
-----------------------------------------------------------
    Hewlett-Packard Company                           3.34%
-----------------------------------------------------------
    International Business Machines Corporation       3.30%
-----------------------------------------------------------
    Emerson Electric Company                          3.26%
-----------------------------------------------------------
    US Bancorp                                        3.25%
-----------------------------------------------------------
    American Express Company                          3.16%
-----------------------------------------------------------
    Sara Lee Corporation                              3.10%
-----------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(6)

          WFVT Equity Value    Russell 1000 Value Index    S&P 500 Index
Apr-98         $ 10,000               $ 10,000               $ 10,000
May-98         $  9,680               $  9,852               $  9,828
Jun-98         $  9,739               $  9,978               $ 10,227
Jul-98         $  9,268               $  9,801               $ 10,119
Aug-98         $  8,156               $  8,343               $  8,656
Sep-98         $  8,626               $  8,822               $  9,211
Oct-98         $  9,199               $  9,506               $  9,960
Nov-98         $  9,460               $  9,949               $ 10,564
Dec-98         $  9,624               $ 10,288               $ 11,172
Jan-99         $  9,403               $ 10,370               $ 11,639
Feb-99         $  9,161               $ 10,224               $ 11,277
Mar-99         $  9,380               $ 10,436               $ 11,728
Apr-99         $ 10,188               $ 11,410               $ 12,182
May-99         $ 10,087               $ 11,285               $ 11,895
Jun-99         $ 10,399               $ 11,612               $ 12,555
Jul-99         $ 10,024               $ 11,272               $ 12,163
Aug-99         $  9,477               $ 10,854               $ 12,103
Sep-99         $  8,981               $ 10,475               $ 11,771
Oct-99         $  9,285               $ 11,078               $ 12,516
Nov-99         $  9,255               $ 10,992               $ 12,770
Dec-99         $  9,386               $ 11,044               $ 13,522
Jan-00         $  9,142               $ 10,684               $ 12,844
Feb-00         $  8,715               $  9,891               $ 12,601
Mar-00         $  9,498               $ 11,097               $ 13,833
Apr-00         $  9,284               $ 10,968               $ 13,417
May-00         $  9,416               $ 11,084               $ 13,142
Jun-00         $  9,157               $ 10,577               $ 13,466
Jul-00         $  9,311               $ 10,709               $ 13,256
Aug-00         $  9,974               $ 11,305               $ 14,080
Sep-00         $  9,813               $ 11,409               $ 13,336
Oct-00         $ 10,048               $ 11,689               $ 13,280
Nov-00         $  9,527               $ 11,256               $ 12,234
Dec-00         $  9,929               $ 11,820               $ 12,294
Jan-01         $ 10,103               $ 11,865               $ 12,730
Feb-01         $  9,806               $ 11,535               $ 11,570
Mar-01         $  9,420               $ 11,128               $ 10,838
Apr-01         $  9,953               $ 11,673               $ 11,679
May-01         $ 10,107               $ 11,935               $ 11,757
Jun-01         $  9,824               $ 11,671               $ 11,471
Jul-01         $  9,783               $ 11,646               $ 11,359
Aug-01         $  9,249               $ 11,179               $ 10,649
Sep-01         $  8,553               $ 10,392               $  9,790
Oct-01         $  8,738               $ 10,303               $  9,977
Nov-01         $  9,222               $ 10,901               $ 10,742
Dec-01         $  9,295               $ 11,158               $ 10,836
Jan-02         $  8,821               $ 11,073               $ 10,678
Feb-02         $  8,769               $ 11,090               $ 10,472
Mar-02         $  9,341               $ 11,615               $ 10,866
Apr-02         $  8,794               $ 11,216               $ 10,207
May-02         $  8,711               $ 11,273               $ 10,133
Jun-02         $  8,157               $ 10,625               $  9,411
Jul-02         $  7,392               $  9,637               $  8,678
Aug-02         $  7,423               $  9,711               $  8,735
Sep-02         $  6,436               $  8,631               $  7,786
Oct-02         $  6,977               $  9,270               $  8,471
Nov-02         $  7,424               $  9,854               $  8,969
Dec-02         $  7,056               $  9,427               $  8,442
Jan-03         $  6,857               $  9,199               $  8,222
Feb-03         $  6,658               $  8,953               $  8,098
Mar-03         $  6,673               $  8,968               $  8,176
Apr-03         $  7,197               $  9,757               $  8,850
May-03         $  7,606               $ 10,388               $  9,315
Jun-03         $  7,745               $ 10,517               $  9,435
Jul-03         $  7,872               $ 10,674               $  9,601
Aug-03         $  7,903               $ 10,841               $  9,788
Sep-03         $  7,858               $ 10,734               $  9,684
Oct-03         $  8,292               $ 11,391               $ 10,231
Nov-03         $  8,376               $ 11,546               $ 10,321
Dec-03         $  8,859               $ 12,258               $ 10,862
Jan-04         $  9,008               $ 12,473               $ 11,062
Feb-04         $  9,253               $ 12,740               $ 11,216
Mar-04         $  9,147               $ 12,629               $ 11,046
Apr-04         $  8,998               $ 12,321               $ 10,873
May-04         $  9,009               $ 12,446               $ 11,022
Jun-04         $  9,151               $ 12,740               $ 11,236

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings and characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust Equity Value Fund for the life of the Fund with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Variable Trust Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                 SUB-ADVISER
    Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
    Deborah Meacock, CFA                   04/12/94
    Stephen M. Kensinger, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 2.87%(1) for the six-month period ended June 30, 2004, underperforming its benchmark, the S&P 500 Index(2) (the Index), which returned 3.44% for the same period. The Fund distributed no dividend income and no capital gains during the period.

      Although the Fund underperformed the broader market index, the S&P 500 Index, it outperformed its style benchmark, the Russell 1000 Growth Index(3), which returned 2.74% for the first half of 2004. This was the result of the Fund's investments in consumer discretion and health care companies. The Fund's portfolio has an overweight position in both of these segments.

      eBay was the Fund's top contributor to performance, driven by sales growth that increased more than 50% compared to last year's sales growth. Starbucks continued to post stellar growth during the period in existing stores without any price increases. Other standout performers in the Fund were Zimmer and Stryker, who are both leaders in the growing demand for replacement knee, hip and spine procedures.

      The Fund's performance was negatively impacted primarily by its technology holdings such as Intel, Intuit and Veritas Software. Although current operating results are strong, there are concerns about the willingness of companies to increase technology spending.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Mixed economic data and a subsequent up-and-down market characterized the six-month period. The calendar year kicked off with reports of strong sales and profit growth, solid consumer confidence, a stabilizing U.S. dollar and even a brief decline in mortgage rates that ignited an intense but short round of mortgage refinancing. This optimism created a short rally and positive returns for the Fund. However, by March the focus of the market moved to weak manufacturing and lack of new jobs, and the equity markets declined by the end of the first quarter. Market leadership had, however, moved back to high quality companies posting strong results, which benefited the Fund's relative performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We continued to trim back the portfolio's exposure to financials in light of rising interest rates. We selectively pulled back exposure to consumer-driven holdings as we increased exposure to multinational industrial companies benefiting from a weak dollar and global economic expansion. We added healthcare companies in areas of cancer treatment and pharmacy benefit management.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Federal Reserve Bank (the Fed) made its first rate increase from 1.0% to 1.25% and has stated that it will continue to take a "measured" approach to keeping economic growth from overheating and inflation in check. The markets will continue to reflect concern about sustained economic growth into the second half of the year. We continue to be optimistic about the economy and the equity market, but foresee a sideways market until a clear trend in the economy becomes more evident. We believe the best potential opportunities exist in the recovering manufacturing and industrial segments, innovative areas of healthcare and select retailers.

--------------------------------------------------------------------------------
      The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30,2004,and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Growth Fund.

(1) The Fund's Adviser has committed through April 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Wells Fargo Variable Trust Growth Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                     6-Month*    1-Year    5-Year    10-Year
--------------------------------------------------------------------------------------------
    Wells Fargo Variable Trust Growth Fund             2.87      17.14     (6.49)     7.19
--------------------------------------------------------------------------------------------
    Benchmark
--------------------------------------------------------------------------------------------
       S&P 500 Index(2)                                3.44      19.10     (2.20)    11.82
--------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE BY CALLING 1-800-222-8222.

PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT CHARGES PURSUANT TO THE TERMS OF THE VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS FUNDED BY SEPARATE ACCOUNTS THAT INVEST IN THE FUND'S SHARES.

FUND CHARACTERISTICS5 (AS OF JUNE 30, 2004)
-------------------------------------------------------------
    Beta**                                               0.91
-------------------------------------------------------------
    Price to Earnings Ratio (trailing 12 months)          29x
-------------------------------------------------------------
    Price to Book Ratio                                  4.8x
-------------------------------------------------------------
    Median Market Cap ($B)                              $ 26
-------------------------------------------------------------
    Portfolio Turnover                                    20%
-------------------------------------------------------------
    Net Asset Value (NAV)                            $ 13.26
-------------------------------------------------------------

** A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

SECTOR DISTRIBUTION(5) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary              13%
Consumer Staples                    12%
Energy                               3%
Financial Services                   8%
Health Care                         26%
Industrials                         11%
Information Technology              25%
Materials                            1%
Cash                                 1%

TEN LARGEST EQUITY HOLDINGS(4),(5) (AS OF JUNE 30, 2004)
-----------------------------------------------------------------
    Ebay Incorporated                                       3.81%
-----------------------------------------------------------------
    Intel Corporation                                       3.27%
-----------------------------------------------------------------
    Starbucks Corporation                                   3.01%
-----------------------------------------------------------------
    Boston Scientific Corporation                           2.99%
-----------------------------------------------------------------
    Pfizer Incorporated                                     2.93%
-----------------------------------------------------------------
    Cisco Systems Incorporated                              2.91%
-----------------------------------------------------------------
    Procter & Gamble Company                                2.61%
-----------------------------------------------------------------
    Apollo Group Incorporated                               2.49%
-----------------------------------------------------------------
    Medtronic Incorporated                                  2.31%
-----------------------------------------------------------------
    Zimmer Holdings Incorporated                            2.23%
-----------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(6)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

          WFVT Growth    S & P 500 Index
Jun-94      10,000          $ 10,000
Jul-94      10,305          $ 10,328
Aug-94      10,629          $ 10,752
Sep-94      10,539          $ 10,489
Oct-94      10,621          $ 10,725
Nov-94      10,376          $ 10,334
Dec-94      10,565          $ 10,487
Jan-95      10,626          $ 10,759
Feb-95      11,119          $ 11,178
Mar-95      11,364          $ 11,507
Apr-95      11,518          $ 11,846
May-95      12,065          $ 12,318
Jun-95      12,347          $ 12,604
Jul-95      12,731          $ 13,022
Aug-95      12,938          $ 13,055
Sep-95      13,372          $ 13,605
Oct-95      12,945          $ 13,557
Nov-95      13,476          $ 14,151
Dec-95      13,649          $ 14,424
Jan-96      13,903          $ 14,914
Feb-96      14,421          $ 15,053
Mar-96      14,458          $ 15,198
Apr-96      14,936          $ 15,421
May-96      15,307          $ 15,817
Jun-96      15,044          $ 15,877
Jul-96      14,267          $ 15,176
Aug-96      14,682          $ 15,496
Sep-96      15,419          $ 16,367
Oct-96      15,836          $ 16,818
Nov-96      16,850          $ 18,088
Dec-96      16,711          $ 17,730
Jan-97      17,670          $ 18,838
Feb-97      17,158          $ 18,985
Mar-97      16,561          $ 18,207
Apr-97      17,228          $ 19,292
May-97      18,321          $ 20,465
Jun-97      18,715          $ 21,382
Jul-97      20,239          $ 23,081
Aug-97      19,066          $ 21,789
Sep-97      19,827          $ 22,981
Oct-97      19,201          $ 22,213
Nov-97      19,498          $ 23,242
Dec-97      19,608          $ 23,641
Jan-98      19,970          $ 23,901
Feb-98      21,045          $ 25,625
Mar-98      22,055          $ 26,937
Apr-98      22,207          $ 27,211
May-98      21,868          $ 26,743
Jun-98      22,930          $ 27,829
Jul-98      22,813          $ 27,534
Aug-98      19,638          $ 23,555
Sep-98      20,546          $ 25,065
Oct-98      22,212          $ 27,103
Nov-98      23,702          $ 28,746
Dec-98      25,257          $ 30,401
Jan-99      26,228          $ 31,672
Feb-99      25,346          $ 30,687
Mar-99      26,552          $ 31,915
Apr-99      27,359          $ 33,150
May-99      26,515          $ 32,367
Jun-99      27,997          $ 34,164
Jul-99      27,190          $ 33,097
Aug-99      27,228          $ 32,933
Sep-99      26,498          $ 32,031
Oct-99      28,050          $ 34,058
Nov-99      28,669          $ 34,750
Dec-99      30,413          $ 36,796
Jan-00      29,063          $ 34,949
Feb-00      28,672          $ 34,289
Mar-00      31,234          $ 37,642
Apr-00      30,098          $ 36,509
May-00      29,290          $ 35,761
Jun-00      30,363          $ 36,644
Jul-00      30,035          $ 36,072
Aug-00      31,917          $ 38,312
Sep-00      30,084          $ 36,289
Oct-00      29,229          $ 36,137
Nov-00      26,113          $ 33,289
Dec-00      26,278          $ 33,453
Jan-01      26,623          $ 34,640
Feb-01      24,086          $ 31,484
Mar-01      22,128          $ 29,491
Apr-01      23,921          $ 31,780
May-01      24,003          $ 31,993
Jun-01      23,149          $ 31,216
Jul-01      22,528          $ 30,910
Aug-01      20,703          $ 28,978
Sep-01      19,211          $ 26,639
Oct-01      19,844          $ 27,148
Nov-01      21,156          $ 29,230
Dec-01      21,231          $ 29,488
Jan-02      20,568          $ 29,057
Feb-02      19,904          $ 28,496
Mar-02      20,613          $ 29,568
Apr-02      19,859          $ 27,776
May-02      19,723          $ 27,573
Jun-02      18,628          $ 25,610
Jul-02      16,515          $ 23,615
Aug-02      16,545          $ 23,768
Sep-02      15,564          $ 21,187
Oct-02      16,455          $ 23,049
Nov-02      16,636          $ 24,405
Dec-02      15,745          $ 22,972
Jan-03      15,473          $ 22,373
Feb-03      15,398          $ 22,037
Mar-03      15,685          $ 22,249
Apr-03      16,500          $ 24,082
May-03      17,074          $ 25,349
Jun-03      17,089          $ 25,673
Jul-03      17,693          $ 26,125
Aug-03      18,130          $ 26,634
Sep-03      17,647          $ 26,352
Oct-03      18,870          $ 27,841
Nov-03      18,945          $ 28,086
Dec-03      19,459          $ 29,558
Jan-04      19,746          $ 30,102
Feb-04      19,851          $ 30,520
Mar-04      19,806          $ 30,059
Apr-04      19,489          $ 29,587
May-04      19,866          $ 29,992
Jun-04      20,017          $ 30,574

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings and characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust Growth Fund for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses for the Fund.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Variable Trust International Equity Fund (the Fund) seeks total return with an emphasis on capital appreciation over the long-term by investing in securities of non-U.S. companies.

ADVISER                                 SUB-ADVISER
    Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
    Josephine Jimenez, CFA                 07/03/00
    Sabrina Yih, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned (0.53)%(1) for the six-month period ended June 30, 2004, underperforming its benchmark, the Morgan Stanley Capital International/Europe, Australasia and Far East (MSCI/EAFE) Index(2), which returned 4.56% for the same period. The Fund distributed no dividend income and no capital gains during the period.

      The Fund underperformed the benchmark by roughly 500 basis points for the past six months as small-cap stocks continued to outperform large-cap stocks (the portfolio is currently underweight in small-cap stocks). Our overweight holdings versus the EAFE benchmark continued to be in information technology and Japanese financials.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Japanese market was buoyed by consistently strong economic data indicating the possible beginning of a domestic recovery. Above average gains by Japanese financials helped the portfolio's performance. The strength of the sterling hurt our Fund's performance. However, the strength of the yen versus the dollar enhanced portfolio returns. During much of Q2, investors worldwide continued to fret about the magnitude of a U.S. rate hike, high oil prices and China, despite attractive valuations and strong corporate earnings. Our consumer discretionary stocks suffered slightly as the performance of some positions, such as Philips and Sharp, correlated more with the underperformance of the technology sector. Our slight overweight position in the energy sector contributed to performance, as high oil prices boosted the prices of energy stocks.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We increased our exposure to consumer sectors that we thought would benefit from a domestic recovery, such as retailers and restaurants. We added one new name to the technology portion of the portfolio in the area of Internet security, which we believe could constitute an important future part of technology spending. We switched from Bouygues, which had reached our price target, into TF-1, a French broadcasting company, in anticipation of better advertising revenues as the French economy recovers. We also added to some names with exposure to the emerging markets. We sold some telecom positions and our positions in an Australian packaging company.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fund is positioned for global recovery in both continental Europe and Japan. We are overweight in Japan compared to the MSCI/EAFE Index based on our belief that both a domestic and export-led recovery is occurring. We remain positioned to potentially take advantage of the appreciation of stocks in the consumer discretionary, materials, information technology and financials sectors. We continue to search for companies that may benefit from the recovery of consumer spending, a rising interest-rate environment, higher capital expenditure spending and exports to high growth economies.

--------------------------------------------------------------------------------
      The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30,2004,and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust International Equity Fund.

      INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES. FOR EXAMPLE, INVESTMENTS IN FOREIGN AND EMERGING MARKETS PRESENT SPECIAL RISKS INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

(1) The Fund's Adviser has committed through April 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The Morgan Stanley Capital International/Europe, Australasia and Far East Index (MSCI/EAFE) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                            6-Month*    1-Year    Life of Fund
----------------------------------------------------------------------------------------------
    Wells Fargo Variable Trust International Equity Fund     (0.53)      22.48       (6.69)
----------------------------------------------------------------------------------------------
    Benchmark
----------------------------------------------------------------------------------------------
       MSCI/EAFE Index(2)                                     4.56       32.37       (3.81)
----------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED,MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE BY CALLING 1-800-222-8222.

PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT CHARGES PURSUANT TO THE TERMS OF THE VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS FUNDED BY SEPARATE ACCOUNTS THAT INVEST IN THE FUND'S SHARES.

FUND CHARACTERISTICS(4) (AS OF JUNE 30, 2004)
------------------------------------------------------------
    Price to Earnings Ratio (trailing 12 months)       20.6x
------------------------------------------------------------
    Price to Book Ratio                                2.19x
------------------------------------------------------------
    Median Market Cap ($B)                          $ 19.83
------------------------------------------------------------
    Portfolio Turnover                                   12%
------------------------------------------------------------
    Net Asset Value (NAV)                           $  7.52
------------------------------------------------------------

PORTFOLIO COMPOSITION(4) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Continental Europe                      43%
Emerging Markets                         2%
United Kingdom                          18%
Southeast Asia                           2%
Japan                                   22%
Australia/New Zealand                    3%
United States                            8%
Canada                                   2%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF JUNE 30, 2004)
------------------------------------------------------------
    Total SA ADR                                       3.35%
------------------------------------------------------------
    HSBC Holdings plc                                  2.57%
------------------------------------------------------------
    Koninklijke (Royal) Philips
       Electronics NV NY Shares                        2.13%
------------------------------------------------------------
    Vodafone Group plc                                 2.08%
------------------------------------------------------------
    Nomura Holdings Incorporated                       1.99%
------------------------------------------------------------
    Novartis AG ADR                                    1.98%
------------------------------------------------------------
    Mitsubishi Tokyo Financial Group Incorporated      1.96%
------------------------------------------------------------
    ENI SpA ADR                                        1.77%
------------------------------------------------------------
    UBS AG                                             1.76%
------------------------------------------------------------
    Nestle SA ADR                                      1.76%
------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(5)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            WFVT International Equity    MSCI EAFE Index
  7/3/00            $ 10,000                 $ 10,000
 7/31/00            $  9,670                 $  9,581
 8/31/00            $  9,870                 $  9,664
 9/30/00            $  9,280                 $  9,194
10/31/00            $  9,150                 $  8,977
11/30/00            $  8,650                 $  8,640
12/31/00            $  8,967                 $  8,947
 1/31/01            $  9,187                 $  8,942
 2/28/01            $  8,465                 $  8,272
 3/31/01            $  7,914                 $  7,720
 4/30/01            $  8,315                 $  8,256
 5/31/01            $  8,255                 $  7,965
 6/30/01            $  8,024                 $  7,639
 7/31/01            $  7,813                 $  7,500
 8/31/01            $  7,594                 $  7,310
 9/30/01            $  6,882                 $  6,570
10/31/01            $  7,113                 $  6,738
11/30/01            $  7,374                 $  6,987
12/31/01            $  7,524                 $  7,028
 1/31/02            $  7,193                 $  6,655
 2/28/02            $  7,083                 $  6,701
 3/31/02            $  7,424                 $  7,064
 4/30/02            $  7,424                 $  7,111
 5/31/02            $  7,313                 $  7,201
 6/30/02            $  6,996                 $  6,914
 7/31/02            $  6,282                 $  6,232
 8/31/02            $  6,232                 $  6,217
 9/30/02            $  5,508                 $  5,550
10/31/02            $  5,770                 $  5,848
11/30/02            $  6,071                 $  6,113
12/31/02            $  5,800                 $  5,908
 1/31/03            $  5,538                 $  5,661
 2/28/03            $  5,398                 $  5,531
 3/31/03            $  5,297                 $  5,423
 4/30/03            $  5,770                 $  5,954
 5/31/03            $  6,111                 $  6,315
 6/30/03            $  6,192                 $  6,468
 7/31/03            $  6,273                 $  6,624
 8/31/03            $  6,444                 $  6,783
 9/30/03            $  6,585                 $  6,992
10/31/03            $  6,989                 $  7,428
11/30/03            $  7,150                 $  7,593
12/31/03            $  7,624                 $  8,186
 1/31/04            $  7,634                 $  8,302
 2/29/04            $  7,725                 $  8,493
 3/31/04            $  7,745                 $  8,541
 4/30/04            $  7,483                 $  8,348
 5/31/04            $  7,483                 $  8,376
 6/30/04            $  7,584                 $  8,560

(3) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio holdings and characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Variable Trust International Equity Fund for the life of the Fund with the MSCI/EAFE Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Variable Trust Large Company Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                     SUB-ADVISER
    Wells Fargo Funds Management, LLC         Peregrine Capital Management, Inc.

FUND MANAGERS                               INCEPTION DATE
    John S. Dale, CFA                         09/20/99
    Gary E. Nussbaum, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned (0.47)%(1) for the six-month period ended June 30, 2004, underperforming the S&P 500 Index(2), which returned 3.44% for the same period. The Fund distributed no dividend income and no capital gains during the period.

      During the first quarter, the Fund lagged slightly due to the continued positive performance of lower quality stocks. The Fund has always focused on the highest quality segment--serving Fund investors over the longterm. In the second quarter, a number of slower-growth, defensive-oriented issues gained the spotlight. Since the Fund's dynamic, high-quality growth style aims to not tilt the portfolio in a defensive manner, the Fund's performance was impacted.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Investor concerns over a rise in inflation, energy prices, interest rates and the threat of terrorism are requiring a higher future return on investments to compensate for these perceived future risks. As a result, defensive sectors performed the best during the quarter.

      The Fund's best-performing stocks for the quarter and year-to-date included eBay, Genentech, Apollo Group and Fastenal. Fund holdings such as Microsoft, Cintas, Fiserv and Linear Technology bounced back significantly during the second quarter due to their very attractive valuations. Due to various fundamental concerns, stocks such as Charles Schwab, Wal-Mart, EMC and Nokia were significant drags on the Fund's quarterly and year-to-date performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We added Target Corporation late in the second quarter. The sale of Target's Mervyn's and Marshall Fields divisions will allow the company to focus exclusively on their high growth core business. Other Fund purchases included Linear Technology, Genentech and Franklin Resources.

      We sold Family Dollar Stores in the second quarter because it was not meeting our long-term growth and profitability goals. Other sales included DST Systems, IMS Health and Cardinal Health.

LOOKING AHEAD,WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      While inflation has ticked up, it is unlikely that high inflation has returned to the U.S. economy. Strong economic demand on a global basis along with potential supply disruptions may continue to increase energy and commodity prices. As firms hire new employees, we believe productivity gains will likely moderate. Over the next several months, the Federal Reserve Bank (the Fed) is likely to tighten monetary policy. We expect moderate S&P earnings growth as we head into the second half of they year, but we expect it will likely continue to sustain a healthy pace.

--------------------------------------------------------------------------------
      The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on,among other things,the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30,2004,and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Large Company Growth Fund.

(1) The Fund's Adviser has committed through April 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                            6-Month*    1-Year    Life of Fund
----------------------------------------------------------------------------------------------
    Wells Fargo Variable Trust Large Company Growth Fund     (0.47)      12.48        (3.19)
----------------------------------------------------------------------------------------------
    Benchmark
----------------------------------------------------------------------------------------------
       S&P 500 Index(2)                                       3.44       19.10        (1.80)
----------------------------------------------------------------------------------------------

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE BY CALLING 1-800-222-8222.

PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT CHARGES PURSUANT TO THE TERMS OF THE VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS FUNDED BY SEPARATE ACCOUNTS THAT INVEST IN THE FUND'S SHARES.

FUND CHARACTERISTICS(4) (AS OF JUNE 30, 2004)
----------------------------------------------------------
    Price to Earnings Ratio (trailing 12 months)       23x
----------------------------------------------------------
    Price to Book Ratio                              4.60x
----------------------------------------------------------
    Median Market Cap ($B)                         $ 39.58
----------------------------------------------------------
    Portfolio Turnover                                  6%
----------------------------------------------------------
    Net Asset Value (NAV)                          $  8.56
----------------------------------------------------------

SECTOR DISTRIBUTION(4) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary              18%
Consumer Staples                     2%
Financial Services                  15%
Health Care                         15%
Industrials                          7%
Information Technology              41%
Cash                                 2%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF JUNE 30, 2004)
----------------------------------------------------------
    Ebay Incorporated                                8.17%
----------------------------------------------------------
    Microsoft Corporation                            5.80%
----------------------------------------------------------
    Medtronic Incorporated                           5.53%
----------------------------------------------------------
    Goldman Sachs Group Incorporated                 5.38%
----------------------------------------------------------
    Intel Corporation                                5.34%
----------------------------------------------------------
    First Data Corporation                           4.97%
----------------------------------------------------------
    Cisco Systems Incorporated                       4.92%
----------------------------------------------------------
    American International Group Incorporated        4.81%
----------------------------------------------------------
    Pfizer Incorporated                              4.17%
----------------------------------------------------------
    Dell Incorporated                                3.75%
----------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(5)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

          WFVT Large Company Growth    S&P 500 Index
Sep-99             $ 10,000               $ 10,000
Sep-99             $  9,590               $  9,605
Oct-99             $ 10,420               $ 10,213
Nov-99             $ 10,830               $ 10,420
Dec-99             $ 12,030               $ 11,034
Jan-00             $ 11,800               $ 10,480
Feb-00             $ 12,000               $ 10,282
Mar-00             $ 13,430               $ 11,288
Apr-00             $ 13,020               $ 10,948
May-00             $ 12,200               $ 10,723
Jun-00             $ 13,130               $ 10,988
Jul-00             $ 13,230               $ 10,817
Aug-00             $ 14,000               $ 11,489
Sep-00             $ 13,150               $ 10,882
Oct-00             $ 13,130               $ 10,836
Nov-00             $ 12,080               $  9,982
Dec-00             $ 11,960               $ 10,031
Jan-01             $ 12,150               $ 10,387
Feb-01             $ 10,320               $  9,441
Mar-01             $  9,260               $  8,844
Apr-01             $ 10,240               $  9,530
May-01             $ 10,150               $  9,594
Jun-01             $  9,880               $  9,361
Jul-01             $  9,700               $  9,269
Aug-01             $  8,843               $  8,690
Sep-01             $  8,003               $  7,988
Oct-01             $  8,373               $  8,141
Nov-01             $  9,353               $  8,765
Dec-01             $  9,463               $  8,842
Jan-02             $  9,403               $  8,713
Feb-02             $  8,783               $  8,545
Mar-02             $  9,193               $  8,866
Apr-02             $  8,483               $  8,329
May-02             $  8,223               $  8,268
Jun-02             $  7,673               $  7,680
Jul-02             $  6,932               $  7,081
Aug-02             $  7,012               $  7,127
Sep-02             $  6,242               $  6,353
Oct-02             $  6,962               $  6,912
Nov-02             $  7,422               $  7,318
Dec-02             $  6,812               $  6,889
Jan-03             $  6,572               $  6,709
Feb-03             $  6,532               $  6,608
Mar-03             $  6,622               $  6,672
Apr-03             $  7,192               $  7,221
May-03             $  7,523               $  7,601
Jun-03             $  7,613               $  7,699
Jul-03             $  7,993               $  7,834
Aug-03             $  8,123               $  7,987
Sep-03             $  7,923               $  7,902
Oct-03             $  8,383               $  8,349
Nov-03             $  8,353               $  8,422
Dec-03             $  8,603               $  8,863
Jan-04             $  8,703               $  9,026
Feb-04             $  8,703               $  9,152
Mar-04             $  8,583               $  9,014
Apr-04             $  8,453               $  8,872
May-04             $  8,563               $  8,994
Jun-04             $  8,563               $  9,168

(3) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio holdings and characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Variable Trust Large Company Growth Fund for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Variable Trust Money Market Fund (the Fund) seeks high current income while preserving capital and liquidity.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Dave Sylvester                          05/19/94
   Laurie White

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 0.19%1 for the six-month period ended June 30, 2004, mirroring the iMoneyNet First Tier Retail Money Fund Average2, which also returned 0.19% over the same period. The Fund distributed less than $0.01 in dividend income and no capital gains during the period.

      Fund assets were volatile in the first quarter, dropping from $81.5 million on 12/31/03 to $65.3 million on 3/31/04, where they stabilized.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The two main factors that typically affect the Fund's performance are yields on its investments and cash flow. However, cash flow was not a significant factor during this six-month period. The yield on the Fund's investments is tied to the market level of interest rate levels, which are affected by numerous factors including the pace of economic activity and the prospect for inflation. Generally speaking, during this six-month period, shorter dated holdings performed better than longer dated ones. Again, this period compared to last period, adjustable-rate securities performed well.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We increased the Fund's sensitivity to interest-rate changes by shortening its average maturity in recognition of a shift in the interest rate environment from stable to rising. An increase in interest rate sensitivity means that the Fund's yield will respond more quickly to changes in market rates. This was a positive factor contributing to Fund performance.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The shift toward higher money market rates is now underway, which could potentially benefit the Fund, but there is disagreement as to the magnitude and pace of the increase. While we are in a period of rising rates, we expect to keep the portfolio structured shorter- rather than longer-term.

--------------------------------------------------------------------------------
      The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30,2005,and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Money Market Fund.

(1) The Fund's Adviser has committed through April 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.31%.

      Performance shown for the Wells Fargo Variable Trust Money Market Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business September 17,1999,the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities,U.S.other securities,repos,time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                         6-Month*    1-Year    5-Year    10-Year
------------------------------------------------------------------------------------------------
    Wells Fargo Variable Trust Money Market Fund           0.19       0.38      2.74       3.80
------------------------------------------------------------------------------------------------
    Benchmark
------------------------------------------------------------------------------------------------
       iMoneyNet First Tier Retail Money Fund Average(2)   0.19       0.39      2.88       4.64
------------------------------------------------------------------------------------------------

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE BY CALLING 1-800-222-8222.

AN INVESTMENT IN THE WELLS FARGO VARIABLE TRUST MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT CHARGES PURSUANT TO THE TERMS OF THE VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS FUNDED BY SEPARATE ACCOUNTS THAT INVEST IN THE FUND'S SHARES.

FUND YIELD SUMMARY (AS OF JUNE 30, 2004)(1)
----------------------------------------------------------
    7-Day Current Yield                              0.47%
----------------------------------------------------------
    7-Day Effective Yield                            0.47%
----------------------------------------------------------
    30-Day Simple Yield                              0.40%
----------------------------------------------------------
    30-Day Effective Yield                           0.41%
----------------------------------------------------------

FUND CHARACTERISTICS(3) (AS OF JUNE 30, 2004)
----------------------------------------------------------
    Weighted Average Maturity                      28 days
----------------------------------------------------------

PORTFOLIO ALLOCATION(3) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Variable and Floating Rate Notes     15%
Commercial Paper                     52%
Certificates of Deposit               5%
Corporate Bonds and Notes             2%
Time Deposit                          8%
Repurchase Agreements                18%

MATURITY DISTRIBUTION(3) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-14 Days                           54%
15-29 Days                          18%
30-59 Days                          11%
60-89 Days                           7%
90-179 Days                         10%

(3) Portfolio holdings and characteristics are subject to change.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Variable Trust Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Jerome "Cam" Philpott, CFA              05/01/95
   Stuart Roberts

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 9.13%1 for the six-month period ended June 30, 2004, outperforming its benchmark, the Russell 2000 Index2, which returned 6.76% over the same period. The Fund distributed no dividend income and no capital gains during the period.

      Stocks in the industrial, technology and telecommunication service sectors contributed positively to the Fund's performance, while stocks in the consumer discretionary and healthcare sectors detracted from performance.

      Top performers in the Fund included Ask Jeeves, an Internet search provider, up 115%; Alliance Data Systems, a leading provider of transaction services, up 53%; and Kroll Incorporated, a risk consulting firm, up 42%.

      Par Pharmaceuticals (down 43%) was the worst performing stock in the portfolio due to disappointing quarterly results because recent FDA product approvals did not offset declining revenues from their existing products. Given the deteriorating core business, the position was sold entirely from the portfolio.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      As the year began, corporate profits were the driving force behind a broad rise in equity prices, leading to positive Fund performance. Companies generally reported strong results in January, which along with favorable fundamentals and positive fund flows, created positive performance. In April, we witnessed another broad upward move in equity prices as investors anticipated robust April earnings reports, and investors were rewarded with strong corporate earnings.

      Some broad issues led to volatility in the Fund. Rising energy prices and higher interest rates were a source of concern to investors who thought these trends would limit consumers' disposable incomes and lead to lower discretionary spending in the second half of the year.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We added to our exposure to the industrials, transportation, consumer staples and healthcare sectors, while we decreased our exposure to the consumer discretionary, energy, financials, telecommunication services and technology sectors. In addition, we sold our position in the materials sector.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      There is positive sentiment that focuses on better than expected earnings growth, similar to the period in the mid-90s when corporate earnings grew strongly during a period of rising interest rates.

      We continue to approach earnings issues at a company level. The companies in the portfolio are seeing better earnings growth that is primarily due to strong revenues rather than from expense control alone. We believe that company fundamentals are improving and that this improvement will lead to higher equity prices.

--------------------------------------------------------------------------------
      The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of June 30,2004,and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Small Cap Growth Fund.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

(1) The Fund's Adviser has committed through April 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Wells Fargo Variable Trust Small Cap Growth Fund for periods prior to September 20,1999,reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The Russell 2000 Index is an index subset of the Russell 3000 Index and includes the 2,000 smallest stocks representing approximately 8% of the U.S. equity market. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                        6-Month*    1-Year    5-Year    Life of Fund
----------------------------------------------------------------------------------------------------
    Wells Fargo Variable Trust Small Cap Growth Fund      9.13       32.80    (0.39)        3.22
----------------------------------------------------------------------------------------------------
    Benchmark
----------------------------------------------------------------------------------------------------
       Russell 2000 Index(2)                              6.76       33.37     6.63        10.58
----------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE BY CALLING 1-800-222-8222.

PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT CHARGES PURSUANT TO THE TERMS OF THE VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS FUNDED BY SEPARATE ACCOUNTS THAT INVEST IN THE FUND'S SHARES.

FUND CHARACTERISTICS(4) (AS OF JUNE 30, 2004)
----------------------------------------------------------
    Beta**                                            1.35
----------------------------------------------------------
    Price to Earnings Ratio (trailing 12 months)     28.6x
----------------------------------------------------------
    Price to Book Ratio                               3.5x
----------------------------------------------------------
    Median Market Cap ($B)                          $  1.0
----------------------------------------------------------
    Portfolio Turnover                                 88%
----------------------------------------------------------
    Net Asset Value (NAV)                           $ 7.53
----------------------------------------------------------

** A measure of the Fund's sensitivity to market movement. The benchmark beta is 1.00 by definition.

SECTOR DISTRIBUTION(4) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary              13%
Consumer Staples                     1%
Financial Services                   5%
Health Care                         19%
Energy                               1%
Industrials                         25%
Telecommunications Services          3%
Information Technology              30%
Cash                                 3%

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF JUNE 30, 2004)
----------------------------------------------------------
    Sirva Incorporated                               2.98%
----------------------------------------------------------
    Andrx Corporation                                2.92%
----------------------------------------------------------
    Alliance Data Systems Corporation                2.51%
----------------------------------------------------------
    Marvel Enterprises Incorporated                  2.50%
----------------------------------------------------------
    NII Holdings Incorporated Class B                2.36%
----------------------------------------------------------
    Navigant Consulting Incorporated                 2.33%
----------------------------------------------------------
    Hughes Supply Incorporated                       2.31%
----------------------------------------------------------
    Laureate Education Incorporated                  1.98%
----------------------------------------------------------
    Perkinelmer Incorporated                         1.97%
----------------------------------------------------------
    Digital Insight Corporation                      1.96%
----------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(5)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              WFVT Small Cap Growth    Russell 2000 Index
  5/1/1995            10000                $ 10,000
 5/31/1995            10040                $ 10,172
 6/30/1995            10670                $ 10,700
 7/31/1995            11740                $ 11,316
 8/31/1995            11970                $ 11,550
 9/30/1995            11920                $ 11,757
10/31/1995            11280                $ 11,232
11/30/1995            11590                $ 11,703
12/31/1995            11595                $ 12,012
 1/31/1996            11636                $ 11,999
 2/29/1996            11957                $ 12,374
 3/31/1996            12484                $ 12,626
 4/30/1996            13891                $ 13,301
 5/31/1996            14419                $ 13,826
 6/30/1996            13405                $ 13,257
 7/31/1996            12112                $ 12,100
 8/31/1996            13177                $ 12,803
 9/30/1996            13819                $ 13,304
10/31/1996            14088                $ 13,099
11/30/1996            14750                $ 13,638
12/31/1996            15243                $ 13,996
 1/31/1997            15571                $ 14,276
 2/28/1997            14690                $ 13,930
 3/31/1997            13482                $ 13,273
 4/30/1997            13087                $ 13,310
 5/31/1997            15729                $ 14,791
 6/30/1997            16011                $ 15,426
 7/31/1997            17039                $ 16,143
 8/31/1997            17468                $ 16,513
 9/30/1997            18778                $ 17,721
10/31/1997            17569                $ 16,943
11/30/1997            16824                $ 16,833
12/31/1997            16735                $ 17,128
 1/31/1998            16341                $ 16,857
 2/28/1998            17889                $ 18,103
 3/31/1998            18387                $ 18,849
 4/30/1998            18427                $ 18,953
 5/31/1998            17089                $ 17,931
 6/30/1998            17233                $ 17,969
 7/31/1998            15397                $ 16,513
 8/31/1998            11817                $ 13,306
 9/30/1998            12420                $ 14,348
10/31/1998            12944                $ 14,934
11/30/1998            13705                $ 15,716
12/31/1998            14312                $ 16,689
 1/31/1999            13865                $ 16,911
 2/28/1999            12563                $ 15,541
 3/31/1999            12287                $ 15,784
 4/30/1999            12984                $ 17,198
 5/31/1999            12958                $ 17,449
 6/30/1999            13628                $ 18,238
 7/31/1999            13615                $ 17,738
 8/31/1999            13707                $ 17,082
 9/30/1999            14234                $ 17,085
10/31/1999            16325                $ 17,155
11/30/1999            19061                $ 18,179
12/31/1999            23797                $ 20,237
 1/31/2000            24323                $ 19,911
 2/29/2000            30309                $ 23,199
 3/31/2000            26402                $ 21,670
 4/30/2000            23179                $ 20,365
 5/31/2000            20719                $ 19,178
 6/30/2000            25731                $ 20,850
 7/31/2000            24192                $ 20,179
 8/31/2000            27369                $ 21,719
 9/30/2000            26762                $ 21,080
10/31/2000            23047                $ 20,140
11/30/2000            17224                $ 18,072
12/31/2000            18424                $ 19,624
 1/31/2001            18637                $ 20,646
 2/28/2001            14803                $ 19,292
 3/31/2001            12655                $ 18,348
 4/30/2001            14732                $ 19,783
 5/31/2001            14750                $ 20,270
 6/30/2001            15105                $ 20,969
 7/31/2001            14164                $ 19,835
 8/31/2001            13046                $ 19,194
 9/30/2001            10774                $ 16,611
10/31/2001            12034                $ 17,582
11/30/2001            12957                $ 18,943
12/31/2001            13933                $ 20,112
 1/31/2002            13241                $ 19,903
 2/28/2002            12069                $ 19,358
 3/31/2002            13099                $ 20,914
 4/30/2002            12495                $ 21,104
 5/31/2002            11750                $ 20,167
 6/30/2002            10738                $ 19,167
 7/31/2002             8715                $ 16,273
 8/31/2002             8679                $ 16,232
 9/30/2002             7969                $ 15,067
10/31/2002             8591                $ 15,550
11/30/2002             9230                $ 16,937
12/31/2002             8608                $ 15,994
 1/31/2003             8253                $ 15,551
 2/28/2003             8094                $ 15,081
 3/31/2003             8129                $ 15,276
 4/30/2003             8963                $ 16,724
 5/31/2003             9709                $ 18,518
 6/30/2003            10064                $ 18,854
 7/31/2003            10543                $ 20,034
 8/31/2003            11040                $ 20,951
 9/30/2003            10703                $ 20,564
10/31/2003            11768                $ 22,291
11/30/2003            12140                $ 23,082
12/31/2003            12247                $ 23,551
 1/31/2004            12939                $ 24,573
 2/29/2004            12957                $ 24,794
 3/31/2004            13312                $ 25,025
 4/30/2004            12691                $ 23,749
 5/31/2004            13170                $ 24,126
 6/30/2004            13365                $ 25,142

(3) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio holdings and characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Variable Trust Small Cap Growth Fund for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Variable Trust Total Return Bond Fund (the Fund) seeks total return consisting of income and capital appreciation.

ADVISER                                 SUB-ADVISER
    Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
    William Stevens                        09/20/99
    Marie Chandoha
    Thomas O'Connor, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 0.26%1 for the six-month period ended June 30, 2004, outperforming its benchmark, the Lehman Brothers Aggregate Bond Index2, which returned 0.15% over the same period. The Fund distributed $0.17 per share in dividend income and no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Consistent with our strategy, securities selection mainly drove performance. Positions in AT&T Wireless and Sprint benefited from Cingular's purchase of AT&T Wireless. Our selection in banks benefited Fund performance, as the prospects for merger activity helped our holdings in Capital One, Union Planters, Zions and PNC Financial. Tactical trades in supermarkets also helped as the settlement of the strike produced strong performance. However, the Fund's overweight position in Wyeth hurt performance as it was hit by a number of unfavorable court rulings relating to the litigation of its diet drug Fen-Phen.

      In mortgages, tactical trades contributed to performance as we took advantage of relative value shifts between FHLMC Golds and FNMAs, 10-year pass-throughs, CMOs, low loan balance pools and balloons. However, during May and June, our significant overweight to mortgage balloon paper hurt performance as this sector underperformed on the back of heavy supply.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the first half of the fiscal year, we positioned the portfolio more conservatively through its securities composition and to its benchmark. Our style has been focused on finding dislocations across markets. During the first half, the markets held many potential opportunities to enhance returns by trading on these dislocations.

      In mortgages, our holdings are conservative and structured to potentially perform well in a variety of interest rate and yield curve scenarios. Although our balloon holdings underperformed in the latter part of the period, we added to those positions, feeling that these holdings may perform well in the medium term. In corporates, we favored the low beta credits with a carefully culled smattering of some higher beta names, such as Enterprise Products and First Energy, and investment grade names like Tyco and Yum!.

LOOKING AHEAD,WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Federal Reserve Bank (the Fed) made the first move in its tightening cycle at the end of June 2004, but unlike 1994, the market already priced in a lot of tightening. We believe the market is easily pricing in another 75 basis points of rate hikes by year-end. Because so much Fed tightening is priced in, we do not expect to see another sharp interest-rate increase similar to what we experienced this past quarter. Unless we see alarming inflation numbers, we expect to be in a tamer bear market for the remainder of the year.

--------------------------------------------------------------------------------
      The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on,among other things,the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day.

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      INVESTING IN FOREIGN DEBT OBLIGATIONS ENTAILS ADDITIONAL RISKS, INCLUDING THOSE RELATED TO REGULATORY, MARKET OR ECONOMIC DEVELOPMENTS, FOREIGN TAXATION AND LESS STRINGENT INVESTOR PROTECTION AND DISCLOSURE STANDARDS.

      The views expressed are as of June 30,2004,and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Total Return Bond Fund.

(1) The Fund's Adviser has committed through April 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                         6-Month*    1-Year    Life of Fund
-------------------------------------------------------------------------------------------
    Wells Fargo Variable Trust Total Return Bond Fund      0.26       0.89         7.03
-------------------------------------------------------------------------------------------
    Benchmark
-------------------------------------------------------------------------------------------
        Lehman Brothers Aggregate Bond Index(2)            0.15       0.32         7.19
-------------------------------------------------------------------------------------------

On May 1, 2003, the Fund's investment objective was changed along with its name. The Fund managers also changed at that time.

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED,MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE BY CALLING 1-800-222-8222.

PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT CHARGES PURSUANT TO THE TERMS OF THE VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS FUNDED BY SEPARATE ACCOUNTS THAT INVEST IN THE FUND'S SHARES.

FUND CHARACTERISTICS(3) (AS OF JUNE 30, 2004)
----------------------------------------------------------
    Average Credit Quality(4)                          AAA
----------------------------------------------------------
    Weighted Average Coupon                          5.19%
----------------------------------------------------------
    Weighted Average Maturity                   6.28 years
----------------------------------------------------------
    Duration                                    4.75 years
----------------------------------------------------------
    Portfolio Turnover(5)                             542%
----------------------------------------------------------
    Distribution Rate(6)                             3.45%
----------------------------------------------------------
    30-Day SEC Yield(7)                              3.74%
----------------------------------------------------------
    Net Asset Value (NAV)                          $ 10.52
----------------------------------------------------------

PORTFOLIO ALLOCATION(3) (AS OF JUNE 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset Backed Securities                 7%
Foreign Government Bonds                1%
Corporate Bonds                        20%
U.S. Treasury Notes                     4%
Agency Backed Mortgages                58%
Collateralized Mortgage Obligations     1%
U.S. Treasury Bonds                     6%
Repurchase Agreements                   3%

GROWTH OF $10,000 INVESTMENT(8)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                          Lehman Brothers U.S.
               WFVT Total Return Bond     Aggregate Bond Index
   9/17/99               10000                    10000
 9/30/1999            $ 10,005                 $ 10,050
10/31/1999            $ 10,060                 $ 10,167
11/30/1999            $ 10,030                 $ 10,204
12/31/1999            $  9,984                 $ 10,204
 1/31/2000            $  9,958                 $ 10,155
 2/29/2000            $ 10,082                 $ 10,121
 3/31/2000            $ 10,252                 $ 10,244
 4/30/2000            $ 10,059                 $ 10,379
 5/31/2000            $ 10,011                 $ 10,349
 6/30/2000            $ 10,244                 $ 10,344
 7/31/2000            $ 10,342                 $ 10,559
 8/31/2000            $ 10,515                 $ 10,655
 9/30/2000            $ 10,539                 $ 10,810
10/31/2000            $ 10,587                 $ 10,878
11/30/2000            $ 10,729                 $ 10,950
12/31/2000            $ 11,004                 $ 11,129
 1/31/2001            $ 11,202                 $ 11,336
 2/28/2001            $ 11,343                 $ 11,522
 3/31/2001            $ 11,369                 $ 11,623
 4/30/2001            $ 11,274                 $ 11,681
 5/31/2001            $ 11,346                 $ 11,632
 6/30/2001            $ 11,350                 $ 11,701
 7/31/2001            $ 11,647                 $ 11,746
 8/31/2001            $ 11,787                 $ 12,009
 9/30/2001            $ 11,687                 $ 12,147
10/31/2001            $ 11,987                 $ 12,289
11/30/2001            $ 11,932                 $ 12,546
12/31/2001            $ 11,820                 $ 12,373
 1/31/2002            $ 11,881                 $ 12,294
 2/28/2002            $ 11,948                 $ 12,393
 3/31/2002            $ 11,819                 $ 12,514
 4/30/2002            $ 12,021                 $ 12,306
 5/31/2002            $ 12,132                 $ 12,545
 6/30/2002            $ 12,085                 $ 12,651
 7/31/2002            $ 12,006                 $ 12,761
 8/31/2002            $ 12,247                 $ 12,915
 9/30/2002            $ 12,413                 $ 13,133
10/31/2002            $ 12,291                 $ 13,345
11/30/2002            $ 12,455                 $ 13,284
12/31/2002            $ 12,735                 $ 13,280
 1/31/2003            $ 12,780                 $ 13,555
 2/28/2003            $ 13,009                 $ 13,566
 3/31/2003            $ 13,081                 $ 13,754
 4/30/2003            $ 13,388                 $ 13,743
 5/31/2003            $ 13,709                 $ 13,856
 6/30/2003            $ 13,720                 $ 14,114
 7/31/2003            $ 13,270                 $ 14,085
 8/31/2003            $ 13,397                 $ 13,612
 9/30/2003            $ 13,775                 $ 13,702
10/31/2003            $ 13,642                 $ 14,065
11/30/2003            $ 13,663                 $ 13,934
12/31/2003            $ 13,805                 $ 13,968
 1/31/2004            $ 13,921                 $ 14,110
 2/29/2004            $ 14,073                 $ 14,223
 3/31/2004            $ 14,172                 $ 14,377
 4/30/2004            $ 13,828                 $ 14,485
 5/31/2004            $ 13,777                 $ 14,108
 6/30/2004            $ 13,842                 $ 14,052

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit quality is compiled from the ratings of Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The Fund's investment process may, at times, result in higher than average portfolio turnover and increased trading expenses, and may generate higher short-term capital gains.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(8) The chart compares the performance of the Wells Fargo Variable Trust Total Return Bond Fund for the life of the Fund with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

  SHARES        SECURITY NAME                                                                                           VALUE
COMMON STOCK - 55.92%

AMUSEMENT & RECREATION SERVICES - 0.10%
        1,850   HARRAH'S ENTERTAINMENT INCORPORATED                                                                  $      100,085
        5,722   INTERNATIONAL GAME TECHNOLOGY                                                                               220,869

                                                                                                                            320,954
                                                                                                                     --------------

APPAREL & ACCESSORY STORES - 0.27%
       14,764   GAP INCORPORATED                                                                                            358,027
        5,592   KOHLS CORPORATION+                                                                                          236,430
        7,729   LIMITED BRANDS                                                                                              144,532
        2,281   NORDSTROM INCORPORATED                                                                                       97,193

                                                                                                                            836,182
                                                                                                                     --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.07%
        2,068   JONES APPAREL GROUP INCORPORATED                                                                             81,645
        1,819   LIZ CLAIBORNE INCORPORATED                                                                                   65,447
        1,801   VF CORPORATION                                                                                               87,709

                                                                                                                            234,801
                                                                                                                     --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.06%
        4,385   AUTONATION INCORPORATED+                                                                                     74,984
        1,363   AUTOZONE INCORPORATED+                                                                                      109,176

                                                                                                                            184,160
                                                                                                                     --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
        1,072   RYDER SYSTEM INCORPORATED                                                                                    42,955
                                                                                                                     --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.08%
        2,023   CENTEX CORPORATION                                                                                           92,552
          766   KB HOME                                                                                                      52,571
        2,079   PULTE HOMES INCORPORATED                                                                                    108,170

                                                                                                                            253,293
                                                                                                                     --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.66%
       36,455   HOME DEPOT INCORPORATED                                                                                   1,283,216
       12,894   LOWE'S COMPANIES INCORPORATED                                                                               677,580
        2,348   SHERWIN-WILLIAMS COMPANY                                                                                     97,559

                                                                                                                          2,058,355
                                                                                                                     --------------

BUSINESS SERVICES - 4.14%
        3,915   ADOBE SYSTEMS INCORPORATED                                                                                  182,047
        2,231   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                          118,109
        1,861   AUTODESK INCORPORATED                                                                                        79,669
        9,684   AUTOMATIC DATA PROCESSING INCORPORATED                                                                      405,566
        3,654   BMC SOFTWARE INCORPORATED+                                                                                   67,599
       16,728   CENDANT CORPORATION                                                                                         409,501
        2,791   CITRIX SYSTEMS INCORPORATED+                                                                                 56,825
        9,591   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                              269,123
        3,076   COMPUTER SCIENCES CORPORATION+                                                                              142,819
        6,333   COMPUWARE CORPORATION+                                                                                       41,798
        2,350   CONVERGYS CORPORATION+                                                                                       36,190
          818   DELUXE CORPORATION                                                                                           35,583

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND

--------------------------------------------------------------------------------
   SHARES          SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
       10,781   EBAY INCORPORATED+                                                                                   $      991,313
        4,964   ELECTRONIC ARTS INCORPORATED+                                                                               270,786
        7,944   ELECTRONIC DATA SYSTEMS CORPORATION                                                                         152,128
        2,246   EQUIFAX INCORPORATED                                                                                         55,589
       14,309   FIRST DATA CORPORATION                                                                                      637,037
        3,197   FISERV INCORPORATED+                                                                                        124,331
        3,853   IMS HEALTH INCORPORATED                                                                                      90,314
        6,870   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                                 94,325
        3,141   INTUIT INCORPORATED+                                                                                        121,180
        1,512   MERCURY INTERACTIVE CORPORATION+                                                                             75,343
      177,043   MICROSOFT CORPORATION                                                                                     5,056,348
        1,922   MONSTER WORLDWIDE INCORPORATED+                                                                              49,434
        1,551   NCR CORPORATION+                                                                                             76,914
        6,341   NOVELL INCORPORATED+                                                                                         53,201
        3,100   OMNICOM GROUP INCORPORATED                                                                                  235,259
       85,202   ORACLE CORPORATION+                                                                                       1,016,460
        4,396   PARAMETRIC TECHNOLOGY CORPORATION+                                                                           21,980
        5,984   PEOPLESOFT INCORPORATED+                                                                                    110,704
        2,814   ROBERT HALF INTERNATIONAL INCORPORATED                                                                       83,773
        8,242   SIEBEL SYSTEMS INCORPORATED+                                                                                 88,025
       54,550   SUN MICROSYSTEMS INCORPORATED+                                                                              236,747
        4,758   SUNGARD DATA SYSTEMS INCORPORATED+                                                                          123,708
        5,114   SYMANTEC CORPORATION+                                                                                       223,891
        5,466   UNISYS CORPORATION+                                                                                          75,868
        7,082   VERITAS SOFTWARE CORPORATION+                                                                               196,171
       22,087   YAHOO! INCORPORATED+                                                                                        802,421

                                                                                                                         12,908,079
                                                                                                                     --------------

CHEMICALS & ALLIED PRODUCTS - 6.21%
       25,580   ABBOTT LABORATORIES                                                                                       1,042,641
        3,727   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       195,481
        1,483   ALBERTO-CULVER COMPANY CLASS B                                                                               74,358
       20,856   AMGEN INCORPORATED+                                                                                       1,138,112
        1,811   AVERY DENNISON CORPORATION                                                                                  115,922
        7,739   AVON PRODUCTS INCORPORATED                                                                                  357,077
       31,889   BRISTOL-MYERS SQUIBB COMPANY                                                                                781,280
        3,099   CHIRON CORPORATION+                                                                                         138,339
        3,479   CLOROX COMPANY                                                                                              187,101
        8,726   COLGATE PALMOLIVE COMPANY                                                                                   510,035
       15,354   DOW CHEMICAL COMPANY                                                                                        624,908
       16,405   DU PONT (E.I.) DE NEMOURS & COMPANY                                                                         728,710
        1,269   EASTMAN CHEMICAL COMPANY                                                                                     58,666
        4,214   ECOLAB INCORPORATED                                                                                         133,584
       18,524   ELI LILLY & COMPANY                                                                                       1,295,013
        6,065   FOREST LABORATORIES INCORPORATED+                                                                           343,461
        3,715   GENZYME CORPORATION+                                                                                        175,831
       16,457   GILLETTE COMPANY                                                                                            697,777
          832   GREAT LAKES CHEMICAL CORPORATION                                                                             22,514

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE

CHEMICALS & ALLIED PRODUCTS (CONTINUED)
        2,559   HOSPIRA INCORPORATED+                                                                                $       70,628
        1,547   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                              57,858
        3,958   KING PHARMACEUTICALS INCORPORATED+                                                                           45,319
        4,079   MEDIMMUNE INCORPORATED+                                                                                      95,449
       36,444   MERCK & COMPANY INCORPORATED                                                                              1,731,090
        4,355   MONSANTO COMPANY                                                                                            167,667
        4,404   MYLAN LABORATORIES INCORPORATED                                                                              89,181
      125,148   PFIZER INCORPORATED                                                                                       4,290,073
        2,814   PPG INDUSTRIES INCORPORATED                                                                                 175,847
        5,329   PRAXAIR INCORPORATED                                                                                        212,680
       42,160   PROCTER & GAMBLE COMPANY                                                                                  2,295,190
        3,675   ROHM & HAAS COMPANY                                                                                         152,807
       24,139   SCHERING-PLOUGH CORPORATION                                                                                 446,089
        1,133   SIGMA-ALDRICH CORPORATION                                                                                    67,538
        1,785   WATSON PHARMACEUTICALS INCORPORATED+                                                                         48,017
       21,870   WYETH                                                                                                       790,819

                                                                                                                         19,357,062
                                                                                                                     --------------

COMMUNICATIONS - 2.44%
        5,054   ALLTEL CORPORATION                                                                                          255,833
       13,020   AT&T CORPORATION                                                                                            190,483
       44,731   AT&T WIRELESS SERVICES INCORPORATED+                                                                        640,548
        7,277   AVAYA INCORPORATED+                                                                                         114,904
       30,085   BELLSOUTH CORPORATION                                                                                       788,829
        2,277   CENTURYTEL INCORPORATED                                                                                      68,401
       10,074   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                   372,234
       36,778   COMCAST CORPORATION CLASS A+                                                                              1,030,887
       18,201   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                                 485,239
       29,265   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                            105,061
       54,318   SBC COMMUNICATIONS INCORPORATED                                                                           1,317,211
       23,393   SPRINT CORPORATION-FON GROUP                                                                                411,717
        5,304   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                              169,357
       45,435   VERIZON COMMUNICATIONS INCORPORATED                                                                       1,644,293

                                                                                                                          7,594,997
                                                                                                                     --------------

DEPOSITORY INSTITUTIONS - 5.75%
        5,777   AMSOUTH BANCORPORATION                                                                                      147,140
       33,439   BANK OF AMERICA CORPORATION                                                                               2,829,608
       12,752   BANK OF NEW YORK COMPANY INCORPORATED                                                                       375,929
       18,400   BANK ONE CORPORATION                                                                                        938,400
        9,202   BB&T CORPORATION                                                                                            340,198
        3,670   CHARTER ONE FINANCIAL INCORPORATED                                                                          162,177
       84,817   CITIGROUP INCORPORATED                                                                                    3,943,991
        2,841   COMERICA INCORPORATED                                                                                       155,914
        9,231   FIFTH THIRD BANCORP                                                                                         496,443
        2,033   FIRST HORIZON NATIONAL CORPORATION                                                                           92,441
        2,503   GOLDEN WEST FINANCIAL CORPORATION                                                                           266,194
        3,762   HUNTINGTON BANCSHARES INCORPORATED                                                                           86,150
       34,153   JP MORGAN CHASE & COMPANY                                                                                 1,324,112

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
        6,729   KEYCORP                                                                                              $      201,130
        1,944   M&T BANK CORPORATION                                                                                        169,711
        3,643   MARSHALL & ILSLEY CORPORATION                                                                               142,405
        6,962   MELLON FINANCIAL CORPORATION                                                                                204,195
       10,190   NATIONAL CITY CORPORATION                                                                                   356,752
        2,836   NORTH FORK BANCORPORATION INCORPORATED                                                                      107,910
        3,614   NORTHERN TRUST CORPORATION                                                                                  152,800
        4,625   PNC FINANCIAL SERVICES GROUP                                                                                245,495
        3,599   REGIONS FINANCIAL CORPORATION                                                                               131,543
        5,408   SOUTHTRUST CORPORATION                                                                                      209,884
        5,509   STATE STREET CORPORATION                                                                                    270,161
        4,632   SUNTRUST BANKS INCORPORATED                                                                                 301,034
        4,998   SYNOVUS FINANCIAL CORPORATION                                                                               126,549
        3,116   UNION PLANTERS CORPORATION                                                                                   92,888
       31,085   US BANCORP                                                                                                  856,703
       21,563   WACHOVIA CORPORATION                                                                                        959,554
       14,185   WASHINGTON MUTUAL INCORPORATED                                                                              548,108
       27,677   WELLS FARGO & COMPANY++                                                                                   1,583,955
        1,468   ZIONS BANCORPORATION                                                                                         90,209

                                                                                                                         17,909,683
                                                                                                                     --------------

EATING & DRINKING PLACES - 0.27%
        2,640   DARDEN RESTAURANTS INCORPORATED                                                                              54,252
       20,649   MCDONALD'S CORPORATION                                                                                      536,874
        1,870   WENDY'S INTERNATIONAL INCORPORATED                                                                           65,151
        4,746   YUM! BRANDS INCORPORATED                                                                                    176,646

                                                                                                                            832,923
                                                                                                                     --------------

EDUCATIONAL SERVICES - 0.08%
        2,895   APOLLO GROUP INCORPORATED CLASS A+                                                                          255,600
                                                                                                                     --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.72%
       10,450   AES CORPORATION+                                                                                            103,769
        2,082   ALLEGHENY ENERGY INCORPORATED+                                                                               32,084
        5,203   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                        68,576
        2,995   AMEREN CORPORATION                                                                                          128,665
        6,489   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                207,648
        6,823   CALPINE CORPORATION+                                                                                         29,475
        5,038   CENTERPOINT ENERGY INCORPORATED                                                                              57,937
        2,950   CINERGY CORPORATION                                                                                         112,100
        4,714   CITIZENS COMMUNICATIONS COMPANY+                                                                             57,039
        2,682   CMS ENERGY CORPORATION+                                                                                      24,487
        3,951   CONSOLIDATED EDISON INCORPORATED                                                                            157,092
        2,763   CONSTELLATION ENERGY GROUP INCORPORATED                                                                     104,718
        5,355   DOMINION RESOURCES INCORPORATED                                                                             337,793
        2,844   DTE ENERGY COMPANY                                                                                          115,296
       15,005   DUKE ENERGY CORPORATION                                                                                     304,451
        6,215   DYNEGY INCORPORATED CLASS A+                                                                                 26,476
        5,343   EDISON INTERNATIONAL                                                                                        136,621

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
       10,513   EL PASO CORPORATION                                                                                  $       82,842
        3,776   ENTERGY CORPORATION                                                                                         211,494
       10,840   EXELON CORPORATION                                                                                          360,864
        5,409   FIRSTENERGY CORPORATION                                                                                     202,351
        3,031   FPL GROUP INCORPORATED                                                                                      193,832
        2,626   KEYSPAN CORPORATION                                                                                          96,374
        2,034   KINDER MORGAN INCORPORATED                                                                                  120,596
          722   NICOR INCORPORATED                                                                                           24,526
        4,320   NISOURCE INCORPORATED                                                                                        89,078
          615   PEOPLES ENERGY CORPORATION                                                                                   25,922
        6,872   PG&E CORPORATION+                                                                                           192,004
        1,498   PINNACLE WEST CAPITAL CORPORATION                                                                            60,504
        2,916   PPL CORPORATION                                                                                             133,844
        4,044   PROGRESS ENERGY INCORPORATED                                                                                178,138
        3,880   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                155,316
        3,768   SEMPRA ENERGY                                                                                               129,732
       12,095   SOUTHERN COMPANY                                                                                            352,569
        3,089   TECO ENERGY INCORPORATED                                                                                     37,037
        5,311   TXU CORPORATION                                                                                             215,149
        9,521   WASTE MANAGEMENT INCORPORATED                                                                               291,819
        8,525   WILLIAMS COMPANIES INCORPORATED                                                                             101,448
        6,548   XCEL ENERGY INCORPORATED                                                                                    109,417

                                                                                                                          5,369,083
                                                                                                                     --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.62%
       13,266   ADC TELECOMMUNICATIONS INCORPORATED+                                                                         37,675
        5,799   ADVANCED MICRO DEVICES INCORPORATED+                                                                         92,204
        6,139   ALTERA CORPORATION+                                                                                         136,409
        3,283   AMERICAN POWER CONVERSION CORPORATION                                                                        64,511
        6,164   ANALOG DEVICES INCORPORATED                                                                                 290,201
        2,634   ANDREW CORPORATION+                                                                                          52,706
        5,112   APPLIED MICRO CIRCUITS CORPORATION+                                                                          27,196
        5,151   BROADCOM CORPORATION CLASS A+                                                                               240,912
        9,310   CIENA CORPORATION+                                                                                           34,633
        3,208   COMVERSE TECHNOLOGY INCORPORATED+                                                                            63,967
        1,517   COOPER INDUSTRIES LIMITED CLASS A                                                                            90,125
        6,919   EMERSON ELECTRIC COMPANY                                                                                    439,702
      173,101   GENERAL ELECTRIC COMPANY                                                                                  5,608,472
      106,081   INTEL CORPORATION                                                                                         2,927,836
       27,641   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               2,436,554
        3,292   JABIL CIRCUIT INCORPORATED+                                                                                  82,893
       23,620   JDS UNIPHASE CORPORATION+                                                                                    89,520
        3,224   KLA-TENCOR CORPORATION+                                                                                     159,201
        5,074   LINEAR TECHNOLOGY CORPORATION                                                                               200,271
        6,266   LSI LOGIC CORPORATION+                                                                                       47,747
       70,288   LUCENT TECHNOLOGIES INCORPORATED+                                                                           265,689
        5,285   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                      277,040
        1,294   MAYTAG CORPORATION                                                                                           31,716

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
       10,013   MICRON TECHNOLOGY INCORPORATED+                                                                      $      153,299
        3,110   MOLEX INCORPORATED                                                                                           99,769
       38,447   MOTOROLA INCORPORATED                                                                                       701,658
        5,884   NATIONAL SEMICONDUCTOR CORPORATION+                                                                         129,389
        5,699   NETWORK APPLIANCE INCORPORATED+                                                                             122,699
        2,425   NOVELLUS SYSTEMS INCORPORATED+                                                                               76,242
        2,721   NVIDIA CORPORATION+                                                                                          55,780
        2,896   PMC-SIERRA INCORPORATED+                                                                                     41,558
        1,372   POWER-ONE INCORPORATED+                                                                                      15,065
        1,529   QLOGIC CORPORATION+                                                                                          40,656
       13,287   QUALCOMM INCORPORATED                                                                                       969,685
        2,908   ROCKWELL COLLINS INCORPORATED                                                                                96,895
        8,543   SANMINA-SCI CORPORATION+                                                                                     77,741
        2,512   SCIENTIFIC-ATLANTA INCORPORATED                                                                              86,664
       15,768   SOLECTRON CORPORATION+                                                                                      102,019
        6,819   TELLABS INCORPORATED+                                                                                        59,598
       28,391   TEXAS INSTRUMENTS INCORPORATED                                                                              686,494
          963   THOMAS & BETTS CORPORATION+                                                                                  26,222
        1,131   WHIRLPOOL CORPORATION                                                                                        77,587
        5,692   XILINX INCORPORATED                                                                                         189,601

                                                                                                                         17,505,801
                                                                                                                     --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.19%
        1,361   FLUOR CORPORATION                                                                                            64,879
        2,455   MOODY'S CORPORATION                                                                                         158,740
        6,194   PAYCHEX INCORPORATED                                                                                        209,853
        1,696   QUEST DIAGNOSTICS INCORPORATED                                                                              144,075

                                                                                                                            577,547
                                                                                                                     --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.33%
          924   BALL CORPORATION                                                                                             66,574
          976   CRANE COMPANY                                                                                                30,637
        2,398   FORTUNE BRANDS INCORPORATED                                                                                 180,881
        5,080   ILLINOIS TOOL WORKS INCORPORATED                                                                            487,121
        7,184   MASCO CORPORATION                                                                                           223,997
          953   SNAP-ON INCORPORATED                                                                                         31,973

                                                                                                                          1,021,183
                                                                                                                     --------------

FINANCIAL SERVICES - 0.02%
        3,925   JANUS CAPITAL GROUP INCORPORATED                                                                             64,723
                                                                                                                     --------------

FOOD & KINDRED PRODUCTS - 2.20%
          609   ADOLPH COORS COMPANY CLASS B                                                                                 44,055
       13,189   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                       712,206
       10,660   ARCHER-DANIELS-MIDLAND COMPANY                                                                              178,875
        6,740   CAMPBELL SOUP COMPANY                                                                                       181,171
       39,947   COCA COLA COMPANY                                                                                         2,016,525
        7,709   COCA COLA ENTERPRISES INCORPORATED                                                                          223,484
        8,666   CONAGRA FOODS INCORPORATED                                                                                  234,675
        6,198   GENERAL MILLS INCORPORATED                                                                                  294,591

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
        1,803   HERCULES INCORPORATED+                                                                               $       21,979
        4,253   HERSHEY FOODS CORPORATION                                                                                   196,786
        5,774   HJ HEINZ COMPANY                                                                                            226,341
        6,735   KELLOGG COMPANY                                                                                             281,860
        2,255   MCCORMICK & COMPANY INCORPORATED                                                                             76,670
        4,223   PEPSI BOTTLING GROUP INCORPORATED                                                                           128,970
       27,996   PEPSICO INCORPORATED                                                                                      1,508,425
       12,962   SARA LEE CORPORATION                                                                                        297,996
        3,683   WM WRIGLEY JR COMPANY                                                                                       232,213

                                                                                                                          6,856,822
                                                                                                                     --------------

FOOD STORES - 0.22%
        6,032   ALBERTSON'S INCORPORATED                                                                                    160,089
       12,178   KROGER COMPANY+                                                                                             221,640
        6,503   STARBUCKS CORPORATION+                                                                                      282,751
        2,331   WINN-DIXIE STORES INCORPORATED                                                                               16,783

                                                                                                                            681,263
                                                                                                                     --------------

FORESTRY - 0.08%
        3,955   WEYERHAEUSER COMPANY                                                                                        249,640
                                                                                                                     --------------

FURNITURE & FIXTURES - 0.06%
        3,148   LEGGETT & PLATT INCORPORATED                                                                                 84,083
        4,506   NEWELL RUBBERMAID INCORPORATED                                                                              105,891

                                                                                                                            189,974
                                                                                                                     --------------

GENERAL MERCHANDISE STORES - 0.52%
        1,889   BIG LOTS INCORPORATED+                                                                                       27,315
        5,407   DOLLAR GENERAL CORPORATION                                                                                  105,761
        2,813   FAMILY DOLLAR STORES INCORPORATED                                                                            85,571
        2,948   FEDERATED DEPARTMENT STORES INCORPORATED                                                                    144,747
        4,627   JC PENNEY COMPANY INCORPORATED                                                                              174,716
        4,770   MAY DEPARTMENT STORES COMPANY                                                                               131,127
        3,489   SEARS ROEBUCK & COMPANY                                                                                     131,745
       14,981   TARGET CORPORATION                                                                                          636,243
        8,117   TJX COMPANIES INCORPORATED                                                                                  195,944

                                                                                                                          1,633,169
                                                                                                                     --------------

HEALTH SERVICES - 0.38%
        5,572   BIOGEN IDEC INCORPORATED+                                                                                   352,429
        7,501   CAREMARK RX INCORPORATED+                                                                                   247,083
        7,964   HCA INCORPORATED                                                                                            331,223
        3,986   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                           89,366
        1,457   MANOR CARE INCORPORATED                                                                                      47,615
        7,634   TENET HEALTHCARE CORPORATION+                                                                               102,372

                                                                                                                          1,170,088
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES - 0.24%
        1,543   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                    $       48,034
        6,619   EQUITY OFFICE PROPERTIES TRUST                                                                              180,037
        4,595   EQUITY RESIDENTIAL                                                                                          136,609
        3,005   PLUM CREEK TIMBER COMPANY                                                                                    97,903
        2,974   PROLOGIS                                                                                                     97,904
        3,412   SIMON PROPERTY GROUP INCORPORATED                                                                           175,445

                                                                                                                            735,932
                                                                                                                     --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.18%
        4,928   BED BATH & BEYOND INCORPORATED+                                                                             189,482
        5,321   BEST BUY COMPANY INCORPORATED                                                                               269,987
        3,260   CIRCUIT CITY STORES INCORPORATED                                                                             42,217
        2,637   RADIO SHACK CORPORATION                                                                                      75,497

                                                                                                                            577,183
                                                                                                                     --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.15%
        6,287   HILTON HOTELS CORPORATION                                                                                   117,315
        3,709   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                 185,005
        3,394   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                            152,221

                                                                                                                            454,541
                                                                                                                     --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.79%
       12,827   3M COMPANY                                                                                                1,154,558
        3,527   AMERICAN STANDARD COMPANIES INCORPORATED+                                                                   142,173
        6,233   APPLE COMPUTER INCORPORATED+                                                                                202,822
       27,649   APPLIED MATERIALS INCORPORATED+                                                                             542,473
        5,463   BAKER HUGHES INCORPORATED                                                                                   205,682
        1,298   BLACK & DECKER CORPORATION                                                                                   80,645
        5,607   CATERPILLAR INCORPORATED                                                                                    445,420
      110,895   CISCO SYSTEMS INCORPORATED+                                                                               2,628,211
          706   CUMMINS INCORPORATED                                                                                         44,125
        4,082   DEERE & COMPANY                                                                                             286,311
       41,379   DELL INCORPORATED+                                                                                        1,482,196
        3,333   DOVER CORPORATION                                                                                           140,319
       40,082   EMC CORPORATION+                                                                                            456,935
        6,107   GATEWAY INCORPORATED+                                                                                        27,482
        2,842   INGERSOLL-RAND COMPANY CLASS A                                                                              194,137
        2,131   LEXMARK INTERNATIONAL INCORPORATED+                                                                         205,705
        2,051   PALL CORPORATION                                                                                             53,716
        1,960   PARKER HANNIFIN CORPORATION                                                                                 116,542
        3,790   PITNEY BOWES INCORPORATED                                                                                   167,708
        1,339   STANLEY WORKS                                                                                                61,032
        3,846   SYMBOL TECHNOLOGIES INCORPORATED                                                                             56,690

                                                                                                                          8,694,882
                                                                                                                     --------------

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.51%
        4,643   ACE LIMITED                                                                                          $      196,306
        5,168   AON CORPORATION                                                                                             147,133
        2,648   HUMANA INCORPORATED+                                                                                         44,751
        2,293   JEFFERSON-PILOT CORPORATION                                                                                 116,484
        8,582   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                     389,451
        4,445   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                        166,688
       12,396   METLIFE INCORPORATED                                                                                        444,397
        4,859   UNUMPROVIDENT CORPORATION                                                                                    77,258

                                                                                                                          1,582,468
                                                                                                                     --------------

INSURANCE CARRIERS - 2.72%
        2,499   AETNA INCORPORATED                                                                                          212,415
        8,341   AFLAC INCORPORATED                                                                                          340,396
       11,523   ALLSTATE CORPORATION                                                                                        536,396
        1,777   AMBAC FINANCIAL GROUP INCORPORATED                                                                          130,503
       42,777   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 3,049,145
        2,273   ANTHEM INCORPORATED+                                                                                        203,570
        3,111   CHUBB CORPORATION                                                                                           212,108
        2,319   CIGNA CORPORATION                                                                                           159,570
        2,759   CINCINNATI FINANCIAL CORPORATION                                                                            120,072
        4,789   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                              329,196
        2,924   LINCOLN NATIONAL CORPORATION                                                                                138,159
        3,042   LOEWS CORPORATION                                                                                           182,398
        2,368   MBIA INCORPORATED                                                                                           135,260
        1,620   MGIC INVESTMENT CORPORATION                                                                                 122,893
        5,235   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                      182,073
        3,565   PROGRESSIVE CORPORATION                                                                                     304,094
        8,626   PRUDENTIAL FINANCIAL INCORPORATED                                                                           400,850
        2,284   SAFECO CORPORATION                                                                                          100,496
       10,941   ST PAUL COMPANIES INCORPORATED                                                                              443,548
        1,825   TORCHMARK CORPORATION                                                                                        98,185
       10,100   UNITEDHEALTH GROUP INCORPORATED                                                                             628,725
        2,552   WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                     285,850
        2,265   XL CAPITAL LIMITED CLASS A                                                                                  170,917

                                                                                                                          8,486,819
                                                                                                                     --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.06%
        4,181   GEORGIA-PACIFIC CORPORATION                                                                                 154,613
        1,784   LOUISIANA-PACIFIC CORPORATION                                                                                42,192

                                                                                                                            196,805
                                                                                                                     --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.77%
        7,896   AGILENT TECHNOLOGIES INCORPORATED+                                                                          231,195
        2,154   ALLERGAN INCORPORATED                                                                                       192,826
        3,310   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                 71,992
          868   BAUSCH & LOMB INCORPORATED                                                                                   56,481
       10,052   BAXTER INTERNATIONAL INCORPORATED                                                                           346,895
        4,154   BECTON DICKINSON & COMPANY                                                                                  215,177
        4,172   BIOMET INCORPORATED                                                                                         185,404

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
       13,696   BOSTON SCIENTIFIC CORPORATION+                                                                       $      586,189
        1,711   C.R. BARD INCORPORATED                                                                                       96,928
        5,051   DANAHER CORPORATION                                                                                         261,894
        4,700   EASTMAN KODAK COMPANY                                                                                       126,806
        5,144   GUIDANT CORPORATION                                                                                         287,447
       19,881   MEDTRONIC INCORPORATED                                                                                      968,602
          809   MILLIPORE CORPORATION+                                                                                       45,603
        2,094   PERKINELMER INCORPORATED                                                                                     41,964
        7,342   RAYTHEON COMPANY                                                                                            262,623
        3,048   ROCKWELL AUTOMATION INCORPORATED                                                                            114,330
        2,889   ST JUDE MEDICAL INCORPORATED+                                                                               218,553
        6,563   STRYKER CORPORATION                                                                                         360,965
        1,388   TEKTRONIX INCORPORATED                                                                                       47,220
        3,181   TERADYNE INCORPORATED+                                                                                       72,209
        2,717   THERMO ELECTRON CORPORATION+                                                                                 83,521
        1,960   WATERS CORPORATION+                                                                                          93,649
       13,124   XEROX CORPORATION+                                                                                          190,298
        4,002   ZIMMER HOLDINGS INCORPORATED+                                                                               352,976

                                                                                                                          5,511,747
                                                                                                                     --------------

METAL MINING - 0.16%
        2,903   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                          96,234
        7,266   NEWMONT MINING CORPORATION                                                                                  281,630
        1,533   PHELPS DODGE CORPORATION                                                                                    118,823

                                                                                                                            496,687
                                                                                                                     --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
        1,674   VULCAN MATERIALS COMPANY                                                                                     79,599
                                                                                                                     --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.74%
        2,469   EATON CORPORATION                                                                                           159,843
        2,892   HASBRO INCORPORATED                                                                                          54,948
       50,012   HEWLETT-PACKARD COMPANY                                                                                   1,055,253
        1,518   ITT INDUSTRIES INCORPORATED                                                                                 125,994
       48,688   JOHNSON & JOHNSON                                                                                         2,711,921
        6,927   MATTEL INCORPORATED                                                                                         126,418
        2,400   TIFFANY & COMPANY                                                                                            88,440
       32,892   TYCO INTERNATIONAL LIMITED                                                                                1,090,041

                                                                                                                          5,412,858
                                                                                                                     --------------

MISCELLANEOUS RETAIL - 1.74%
        7,527   COSTCO WHOLESALE CORPORATION                                                                                309,134
        6,516   CVS CORPORATION                                                                                             273,802
        1,369   DILLARDS INCORPORATED CLASS A                                                                                30,529
        1,278   EXPRESS SCRIPTS INCORPORATED+                                                                               101,256
        5,131   OFFICE DEPOT INCORPORATED+                                                                                   91,896
        8,157   STAPLES INCORPORATED                                                                                        239,082
        3,509   TOYS R US INCORPORATED+                                                                                      56,074

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL (CONTINUED)
       70,339   WAL-MART STORES INCORPORATED                                                                         $    3,711,086
       16,803   WALGREEN COMPANY                                                                                            608,436

                                                                                                                          5,421,295
                                                                                                                     --------------

MOTION PICTURES - 0.70%
       74,780   TIME WARNER INCORPORATED+                                                                                 1,314,632
       33,657   WALT DISNEY COMPANY                                                                                         857,917

                                                                                                                          2,172,549
                                                                                                                     --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.45%
       18,486   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                1,389,593
                                                                                                                     --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.42%
       20,958   AMERICAN EXPRESS COMPANY                                                                                  1,076,822
        3,932   CAPITAL ONE FINANCIAL CORPORATION                                                                           268,870
        4,582   COUNTRYWIDE FINANCIAL CORPORATION                                                                           321,886
       15,894   FANNIE MAE                                                                                                1,134,196
       11,291   FREDDIE MAC                                                                                                 714,720
       20,955   MBNA CORPORATION                                                                                            540,429
        4,775   PROVIDIAN FINANCIAL CORPORATION+                                                                             70,049
        7,199   SLM CORPORATION                                                                                             291,200

                                                                                                                          4,418,172
                                                                                                                     --------------

OIL & GAS EXTRACTION - 0.97%
        4,130   ANADARKO PETROLEUM CORPORATION                                                                              242,018
        5,334   APACHE CORPORATION                                                                                          232,296
        2,638   BJ SERVICES COMPANY+                                                                                        120,926
        6,506   BURLINGTON RESOURCES INCORPORATED                                                                           235,387
        3,932   DEVON ENERGY CORPORATION                                                                                    259,512
        1,911   EOG RESOURCES INCORPORATED                                                                                  114,106
        7,218   HALLIBURTON COMPANY                                                                                         218,417
        2,454   KERR-MCGEE CORPORATION                                                                                      131,951
        2,436   NABORS INDUSTRIES LIMITED+                                                                                  110,156
        2,211   NOBLE CORPORATION+                                                                                           83,775
        6,415   OCCIDENTAL PETROLEUM CORPORATION                                                                            310,550
        1,735   ROWAN COMPANIES INCORPORATED+                                                                                42,212
        9,662   SCHLUMBERGER LIMITED                                                                                        613,634
        5,261   TRANSOCEAN INCORPORATED+                                                                                    152,253
        4,322   UNOCAL CORPORATION                                                                                          164,236

                                                                                                                          3,031,429
                                                                                                                     --------------

PAPER & ALLIED PRODUCTS - 0.39%
        1,753   BEMIS COMPANY INCORPORATED                                                                                   49,522
        1,437   BOISE CASCADE CORPORATION                                                                                    54,089
        7,962   INTERNATIONAL PAPER COMPANY                                                                                 355,902
        8,222   KIMBERLY-CLARK CORPORATION                                                                                  541,665
        3,305   MEADWESTVACO CORPORATION                                                                                     97,134
        2,512   PACTIV CORPORATION+                                                                                          62,649
          907   TEMPLE-INLAND INCORPORATED                                                                                   62,810

                                                                                                                          1,223,771
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
PERSONAL SERVICES - 0.09%
        2,807   CINTAS CORPORATION                                                                                   $      133,810
        2,869   H & R BLOCK INCORPORATED                                                                                    136,794

                                                                                                                            270,604
                                                                                                                     --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.54%
        1,476   AMERADA HESS CORPORATION                                                                                    116,884
        1,154   ASHLAND INCORPORATED                                                                                         60,943
       17,549   CHEVRONTEXACO CORPORATION                                                                                 1,651,536
       11,248   CONOCOPHILLIPS                                                                                              858,110
      107,263   EXXON MOBIL CORPORATION                                                                                   4,763,550
        5,665   MARATHON OIL CORPORATION                                                                                    214,364
        1,239   SUNOCO INCORPORATED                                                                                          78,825
        2,111   VALERO ENERGY CORPORATION                                                                                   155,707

                                                                                                                          7,899,919
                                                                                                                     --------------

PRIMARY METAL INDUSTRIES - 0.24%
       14,259   ALCOA INCORPORATED                                                                                          470,975
        1,333   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                          24,060
        2,038   ENGELHARD CORPORATION                                                                                        65,848
        1,294   NUCOR CORPORATION                                                                                            99,327
        1,858   UNITED STATES STEEL CORPORATION                                                                              65,253
        1,422   WORTHINGTON INDUSTRIES INCORPORATED                                                                          29,194

                                                                                                                            754,657
                                                                                                                     --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.74%
        1,341   DOW JONES & COMPANY INCORPORATED                                                                             60,479
        4,469   GANNETT COMPANY INCORPORATED                                                                                379,195
        1,290   KNIGHT-RIDDER INCORPORATED                                                                                   92,880
        3,124   MCGRAW-HILL COMPANIES INCORPORATED                                                                          239,205
          824   MEREDITH CORPORATION                                                                                         45,287
        2,438   NEW YORK TIMES COMPANY CLASS A                                                                              109,003
        3,562   RR DONNELLEY & SONS COMPANY                                                                                 117,617
        5,374   TRIBUNE COMPANY                                                                                             244,732
       28,416   VIACOM INCORPORATED CLASS B                                                                               1,015,019

                                                                                                                          2,303,417
                                                                                                                     --------------

RAILROAD TRANSPORTATION - 0.24%
        6,082   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                    213,296
        3,520   CSX CORPORATION                                                                                             115,350
        6,430   NORFOLK SOUTHERN CORPORATION                                                                                170,524
        4,250   UNION PACIFIC CORPORATION                                                                                   252,662

                                                                                                                            751,832
                                                                                                                     --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.16%
        1,216   COOPER TIRE & RUBBER COMPANY                                                                                 27,968
        2,875   GOODYEAR TIRE & RUBBER COMPANY+                                                                              26,134
        4,329   NIKE INCORPORATED CLASS B                                                                                   327,922
          983   REEBOK INTERNATIONAL LIMITED                                                                                 35,368
        1,383   SEALED AIR CORPORATION+                                                                                      73,672

                                                                                                                            491,064
                                                                                                                     --------------

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.18%
         1,720   BEAR STEARNS COMPANIES INCORPORATED                                                                 $      145,013
        22,384   CHARLES SCHWAB CORPORATION                                                                                 215,110
         5,993   E*TRADE FINANCIAL CORPORATION+                                                                              66,822
         1,772   FEDERATED INVESTORS INCORPORATED CLASS B                                                                    53,763
         4,100   FRANKLIN RESOURCES INCORPORATED                                                                            205,328
         7,914   GOLDMAN SACHS GROUP INCORPORATED                                                                           745,182
         4,541   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                      341,710
        15,761   MERRILL LYNCH & COMPANY INCORPORATED                                                                       850,779
        18,028   MORGAN STANLEY                                                                                             951,338
         2,077   T ROWE PRICE GROUP INCORPORATED                                                                            104,681

                                                                                                                          3,679,726
                                                                                                                     --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.09%
        22,505   CORNING INCORPORATED+                                                                                      293,915
                                                                                                                     --------------

TOBACCO PRODUCTS - 0.60%
        33,635   ALTRIA GROUP INCORPORATED                                                                                1,683,432
         1,398   RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED                                                                   94,491
         2,714   UST INCORPORATED                                                                                            97,704

                                                                                                                          1,875,627
                                                                                                                     --------------

TRANSPORTATION BY AIR - 0.20%
         2,042   DELTA AIR LINES INCORPORATED+                                                                               14,539
         4,899   FEDEX CORPORATION                                                                                          400,199
        12,959   SOUTHWEST AIRLINES COMPANY                                                                                 217,323

                                                                                                                            632,061
                                                                                                                     --------------

TRANSPORTATION EQUIPMENT - 1.64%
        13,828   BOEING COMPANY                                                                                             706,473
         1,553   BRUNSWICK CORPORATION                                                                                       63,362
         2,444   DANA CORPORATION                                                                                            47,902
         9,190   DELPHI CORPORATION                                                                                          98,149
        30,027   FORD MOTOR COMPANY                                                                                         469,923
         3,264   GENERAL DYNAMICS CORPORATION                                                                               324,115
         9,260   GENERAL MOTORS CORPORATION                                                                                 431,423
         2,861   GENUINE PARTS COMPANY                                                                                      113,525
         1,928   GOODRICH CORPORATION                                                                                        62,332
         4,840   HARLEY-DAVIDSON INCORPORATED                                                                               299,790
        14,085   HONEYWELL INTERNATIONAL INCORPORATED                                                                       515,934
         3,116   JOHNSON CONTROLS INCORPORATED                                                                              166,332
         7,360   LOCKHEED MARTIN CORPORATION                                                                                383,309
         1,145   NAVISTAR INTERNATIONAL CORPORATION+                                                                         44,380
         5,896   NORTHROP GRUMMAN CORPORATION                                                                               316,615
         2,877   PACCAR INCORPORATED                                                                                        166,837
         2,257   TEXTRON INCORPORATED                                                                                       133,953
         8,429   UNITED TECHNOLOGIES CORPORATION                                                                            771,085

                                                                                                                          5,115,439
                                                                                                                     --------------

TRANSPORTATION SERVICES - 0.02%
         2,280   SABRE HOLDINGS CORPORATION                                                                                  63,179
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
WATER TRANSPORTATION - 0.16%
        10,376   CARNIVAL CORPORATION                                                                                $      487,672
                                                                                                                     --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.48%
         1,841   AMERISOURCE-BERGEN CORPORATION                                                                             110,055
         1,991   BROWN-FORMAN CORPORATION CLASS B                                                                            96,105
         7,058   CARDINAL HEALTH INCORPORATED                                                                               494,413
         4,802   MCKESSON CORPORATION                                                                                       164,853
         7,319   SAFEWAY INCORPORATED+                                                                                      185,463
         2,210   SUPERVALU INCORPORATED                                                                                      67,648
        10,487   SYSCO CORPORATION                                                                                          376,169

                                                                                                                          1,494,706
                                                                                                                     --------------

WHOLESALE TRADE-DURABLE GOODS - 0.04%
         2,122   VISTEON CORPORATION                                                                                         24,764
         1,490   WW GRAINGER INCORPORATED                                                                                    85,675

                                                                                                                            110,439
                                                                                                                     --------------
TOTAL COMMON STOCK (COST $187,439,176)                                                                                  174,218,924
                                                                                                                     ==============

PRINCIPAL                                                                            INTEREST RATE   MATURITY DATE

US TREASURY SECURITIES - 34.89%

US TREASURY BONDS - 34.89%
$    5,031,000   US TREASURY BOND                                                        7.50%         11/15/2024         6,371,289
     4,985,000   US TREASURY BOND                                                        7.63          02/15/2025         6,396,961
     5,913,000   US TREASURY BOND                                                        6.88          08/15/2025         7,031,852
     7,352,000   US TREASURY BOND                                                        6.00          02/15/2026         7,922,067
     4,532,000   US TREASURY BOND                                                        6.75          08/15/2026         5,326,695
     5,754,000   US TREASURY BOND                                                        6.50          11/15/2026         6,578,214
     5,062,000   US TREASURY BOND                                                        6.63          02/15/2027         5,873,702
     4,759,000   US TREASURY BOND                                                        6.38          08/15/2027         5,371,536
    11,761,000   US TREASURY BOND                                                        6.13          11/15/2027        12,887,939
     6,301,000   US TREASURY BOND                                                        5.50          08/15/2028         6,383,455
     5,880,000   US TREASURY BOND                                                        5.25          11/15/2028         5,760,795
     6,097,000   US TREASURY BOND                                                        5.25          02/15/2029         5,977,919
     5,989,000   US TREASURY BOND                                                        6.13          08/15/2029         6,587,900
     9,541,000   US TREASURY BOND                                                        6.25          05/15/2030        10,682,562
     9,451,000   US TREASURY BOND                                                        5.38          02/15/2031         9,531,853

                                                                                                                        108,684,739
                                                                                                                     --------------
TOTAL US TREASURY SECURITIES (COST $107,450,687)                                                                        108,684,739
                                                                                                                     --------------
SHARES

COLLATERAL FOR SECURITIES LENDING - 40.40%
                 COLLATERAL FOR SECURITY LENDING                                                                        125,850,959

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $125,850,959)                                                             125,850,959
                                                                                                                     --------------

SHORT-TERM INVESTMENTS - 8.71%

INVESTMENT COMPANIES - 6.45%
    20,106,697   WELLS FARGO MONEY MARKET TRUST~                                                                         20,106,697
                                                                                                                     --------------

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
US TREASURY BILLS - 2.26%
$       65,000   US TREASURY BILL^#                                                      0.93%         08/12/2004    $       64,912
       160,000   US TREASURY BILL^#                                                      0.95          08/12/2004           159,783
       390,000   US TREASURY BILL^#                                                      0.97          08/12/2004           389,471
       140,000   US TREASURY BILL^#                                                      1.03          10/07/2004           139,480
     6,330,000   US TREASURY BILL^#                                                      1.29          11/12/2004         6,293,716

                                                                                                                          7,047,362
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $27,160,185)                                                                          27,154,059
                                                                                                                     ==============
TOTAL INVESTMENTS IN SECURITIES
(COST $447,901,007)*                            139.92%                                                              $  435,908,681
OTHER ASSETS AND LIABILITIES, NET               (39.92)                                                                (124,373,098)
                                                ------                                                               --------------
TOTAL NET ASSETS                                100.00%                                                              $  311,535,583
                                                ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,224,612.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD
      TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
COMMON STOCK - 96.69%

BUSINESS SERVICES - 1.54%
        60,700   MICROSOFT CORPORATION                                                                               $    1,733,592
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS - 11.89%
        25,250   ABBOTT LABORATORIES                                                                                      1,029,190
        22,860   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    1,199,007
        45,790   DU PONT (E.I.) DE NEMOURS & COMPANY                                                                      2,033,992
         2,525   HOSPIRA INCORPORATED+                                                                                       69,690
        28,260   MERCK & COMPANY INCORPORATED                                                                             1,342,350
        64,355   PFIZER INCORPORATED                                                                                      2,206,089
        57,840   PROCTER & GAMBLE COMPANY                                                                                 3,148,810
        56,769   ROHM & HAAS COMPANY                                                                                      2,360,455

                                                                                                                         13,389,583
                                                                                                                     --------------

COMMUNICATIONS - 3.23%
        20,529   AT&T CORPORATION                                                                                           300,339
        28,050   SBC COMMUNICATIONS INCORPORATED                                                                            680,213
        73,299   VERIZON COMMUNICATIONS INCORPORATED                                                                      2,652,691

                                                                                                                          3,633,243
                                                                                                                     --------------

DEPOSITORY INSTITUTIONS - 12.48%
        25,660   BANK OF AMERICA CORPORATION                                                                              2,171,349
        63,915   CITIGROUP INCORPORATED                                                                                   2,972,048
        97,620   JP MORGAN CHASE & COMPANY                                                                                3,784,727
       129,500   US BANCORP                                                                                               3,569,020
        35,150   WACHOVIA CORPORATION                                                                                     1,564,175

                                                                                                                         14,061,319
                                                                                                                     --------------

EATING & DRINKING PLACES - 2.58%
       111,700  MCDONALD'S CORPORATION                                                                                    2,904,200
                                                                                                                     --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.10%
         1,520   DOMINION RESOURCES INCORPORATED                                                                             95,881
        12,822   FIRSTENERGY CORPORATION                                                                                    479,671
        15,800   FPL GROUP INCORPORATED                                                                                   1,010,410
        47,630   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             1,906,629

                                                                                                                          3,492,591
                                                                                                                     --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.21%
        57,870   EMERSON ELECTRIC COMPANY                                                                                 3,677,638
       105,580   GENERAL ELECTRIC COMPANY                                                                                 3,420,792
        41,300   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              3,640,595
        54,800   MOTOROLA INCORPORATED                                                                                    1,000,100
        61,250   NOKIA OYJ ADR                                                                                              890,575

                                                                                                                         12,629,700
                                                                                                                     --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.68%
        55,020   FORTUNE BRANDS INCORPORATED                                                                              4,150,159
                                                                                                                     --------------

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
FOOD & KINDRED PRODUCTS - 6.69%
        76,540   PEPSICO INCORPORATED                                                                                $    4,123,975
       148,650   SARA LEE CORPORATION                                                                                     3,417,464

                                                                                                                          7,541,439
                                                                                                                     --------------

GENERAL MERCHANDISE STORES - 4.37%
        74,437   MAY DEPARTMENT STORES COMPANY                                                                            2,046,273
        67,740   TARGET CORPORATION                                                                                       2,876,918

                                                                                                                          4,923,191
                                                                                                                     --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.65%
        33,214   3M COMPANY                                                                                               2,989,592
                                                                                                                     --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.05%
        32,930   METLIFE INCORPORATED                                                                                     1,180,540
                                                                                                                     --------------

INSURANCE CARRIERS - 6.56%
        79,930   AEGON NV                                                                                                   968,752
        27,750   ALLSTATE CORPORATION                                                                                     1,291,762
        36,888   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                2,629,377
        61,550   ST PAUL COMPANIES INCORPORATED                                                                           2,495,237

                                                                                                                          7,385,128
                                                                                                                     --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.56%
        34,035   BECTON DICKINSON & COMPANY                                                                               1,763,013
                                                                                                                     --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.78%
       173,900   HEWLETT-PACKARD COMPANY                                                                                  3,669,290
        30,720   JOHNSON & JOHNSON                                                                                        1,711,104

                                                                                                                          5,380,394
                                                                                                                     --------------

MOTION PICTURES - 1.54%
        67,850   WALT DISNEY COMPANY                                                                                      1,729,496
                                                                                                                     --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.06%
        67,170   AMERICAN EXPRESS COMPANY                                                                                 3,451,195
                                                                                                                     --------------

PAPER & ALLIED PRODUCTS - 1.16%
        19,750   KIMBERLY-CLARK CORPORATION                                                                               1,301,130
                                                                                                                     --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 9.94%
        28,109   BP PLC ADR                                                                                               1,505,799
        28,075   CHEVRONTEXACO CORPORATION                                                                                2,642,138
        18,700   CONOCOPHILLIPS                                                                                           1,426,623
        94,914   EXXON MOBIL CORPORATION                                                                                  4,215,131
        27,310   ROYAL DUTCH PETROLEUM COMPANY                                                                            1,411,108

                                                                                                                         11,200,799
                                                                                                                     --------------

TOBACCO PRODUCTS - 1.46%
        32,970   ALTRIA GROUP INCORPORATED                                                                                1,650,148
                                                                                                                     --------------

TRANSPORTATION EQUIPMENT - 2.16%
        66,533   HONEYWELL INTERNATIONAL INCORPORATED                                                                     2,437,104
                                                                                                                     --------------
TOTAL COMMON STOCK (COST $99,630,841)                                                                                   108,927,556
                                                                                                                     ==============

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 3.21%
     3,622,086   WELLS FARGO MONEY MARKET TRUST~                                                                     $    3,622,086

TOTAL SHORT-TERM INVESTMENTS (COST $3,622,086)                                                                            3,622,086
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $103,252,927)*                             99.90%                                                              $  112,549,642
OTHER ASSETS AND LIABILITIES, NET                 0.10                                                                      108,337
                                                ------                                                               --------------
TOTAL NET ASSETS                                100.00%                                                              $  112,657,979
                                                ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
COMMON STOCK - 98.17%

BUSINESS SERVICES - 1.58%
        16,795   MICROSOFT CORPORATION                                                                               $      479,665
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS - 12.17%
         7,000   ABBOTT LABORATORIES                                                                                        285,320
         6,370   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                      334,107
        12,670   DU PONT (E.I.) DE NEMOURS & COMPANY                                                                        562,801
           720   HOSPIRA INCORPORATED+                                                                                       19,872
         7,835   MERCK & COMPANY INCORPORATED                                                                               372,163
        17,840   PFIZER INCORPORATED                                                                                        611,555
        15,850   PROCTER & GAMBLE COMPANY                                                                                   862,874
        15,700   ROHM & HAAS COMPANY                                                                                        652,806

                                                                                                                          3,701,498
                                                                                                                     --------------

COMMUNICATIONS - 3.17%
         3,150   AT&T CORPORATION                                                                                            46,084
         7,775   SBC COMMUNICATIONS INCORPORATED                                                                            188,544
        20,210   VERIZON COMMUNICATIONS INCORPORATED                                                                        731,400

                                                                                                                            966,028
                                                                                                                     --------------

DEPOSITORY INSTITUTIONS - 12.73%
         7,095   BANK OF AMERICA CORPORATION                                                                                600,379
        17,370   CITIGROUP INCORPORATED                                                                                     807,705
        26,995   JP MORGAN CHASE & COMPANY                                                                                1,046,596
        35,750   US BANCORP                                                                                                 985,270
         9,710   WACHOVIA CORPORATION                                                                                       432,095

                                                                                                                          3,872,045
                                                                                                                     --------------

EATING & DRINKING PLACES - 2.64%
        30,850   MCDONALD'S CORPORATION                                                                                     802,100
                                                                                                                     --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.18%
           450   DOMINION RESOURCES INCORPORATED                                                                             28,386
         3,500   FIRSTENERGY CORPORATION                                                                                    130,935
         4,350   FPL GROUP INCORPORATED                                                                                     278,182
        13,250   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                               530,398

                                                                                                                            967,901
                                                                                                                     --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.30%
        15,550   EMERSON ELECTRIC COMPANY                                                                                   988,202
        28,645   GENERAL ELECTRIC COMPANY                                                                                   928,098
        11,350   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              1,000,503
        15,050   MOTOROLA INCORPORATED                                                                                      274,663
        16,960   NOKIA OYJ ADR                                                                                              246,598

                                                                                                                          3,438,064
                                                                                                                     --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.63%
        14,645   FORTUNE BRANDS INCORPORATED                                                                              1,104,672
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
FOOD & KINDRED PRODUCTS - 6.65%
        20,050   PEPSICO INCORPORATED                                                                                $    1,080,294
        40,950   SARA LEE CORPORATION                                                                                       941,440

                                                                                                                          2,021,734
                                                                                                                     --------------
GENERAL MERCHANDISE STORES - 4.48%
        20,560   MAY DEPARTMENT STORES COMPANY                                                                              565,194
        18,778   TARGET CORPORATION                                                                                         797,502

                                                                                                                          1,362,696
                                                                                                                     --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.71%
         9,150   3M COMPANY                                                                                                 823,591
                                                                                                                     --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.07%
         9,050   METLIFE INCORPORATED                                                                                       324,443
                                                                                                                     --------------

INSURANCE CARRIERS - 6.59%
        18,924   AEGON NV                                                                                                   229,359
         7,700   ALLSTATE CORPORATION                                                                                       358,435
        10,168   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                  724,775
        17,060   ST PAUL COMPANIES INCORPORATED                                                                             691,612

                                                                                                                          2,004,181
                                                                                                                     --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.59%
         9,363   BECTON DICKINSON & COMPANY                                                                                 485,003
                                                                                                                     --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.88%
        48,050   HEWLETT-PACKARD COMPANY                                                                                  1,013,855
         8,440   JOHNSON & JOHNSON                                                                                          470,108

                                                                                                                          1,483,963
                                                                                                                     --------------

MOTION PICTURES - 1.58%
        18,850   WALT DISNEY COMPANY                                                                                        480,487
                                                                                                                     --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.15%
        18,650   AMERICAN EXPRESS COMPANY                                                                                   958,237
                                                                                                                     --------------

PAPER & ALLIED PRODUCTS - 1.18%
         5,450   KIMBERLY-CLARK CORPORATION                                                                                 359,046
                                                                                                                     --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 10.18%
         7,765   BP PLC ADR                                                                                                 415,971
         7,790   CHEVRONTEXACO CORPORATION                                                                                  733,117
         5,150   CONOCOPHILLIPS                                                                                             392,893
        26,204   EXXON MOBIL CORPORATION                                                                                  1,163,720
         7,560   ROYAL DUTCH PETROLEUM COMPANY                                                                              390,625

                                                                                                                          3,096,326
                                                                                                                     --------------

TOBACCO PRODUCTS - 1.49%
         9,050   ALTRIA GROUP INCORPORATED                                                                                  452,953
                                                                                                                     --------------

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
TRANSPORTATION EQUIPMENT - 2.22%
        18,450   HONEYWELL INTERNATIONAL INCORPORATED                                                                $      675,824
                                                                                                                     --------------
TOTAL COMMON STOCK (COST $27,513,495)                                                                                    29,860,457
                                                                                                                     ==============

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE

REPURCHASE AGREEMENTS - 1.59%
$      484,000   GOLDMAN SACHS AND COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES                                                              1.25%         07/01/2004    $      484,000

TOTAL REPURCHASE AGREEMENTS (COST $484,000)                                                                                 484,000
                                                                                                                     ==============
TOTAL INVESTMENTS IN SECURITIES
(COST $27,997,495)*                              99.76%                                                              $   30,344,457
OTHER ASSETS AND LIABILITIES, NET                 0.24                                                                       72,515
                                                ------                                                               --------------
TOTAL NET ASSETS                                100.00%                                                              $   30,416,972
                                                ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
COMMON STOCK - 99.13%

AMUSEMENT & RECREATION SERVICES - 0.51%
         5,450   INTERNATIONAL GAME TECHNOLOGY                                                                       $      210,370
                                                                                                                     --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.68%
        10,680   HOME DEPOT INCORPORATED                                                                                    375,936
        13,820   LOWE'S COMPANIES INCORPORATED                                                                              726,241

                                                                                                                          1,102,177
                                                                                                                     --------------

BUSINESS SERVICES - 10.52%
         6,420   ADOBE SYSTEMS INCORPORATED                                                                                 298,530
        17,030   EBAY INCORPORATED+                                                                                       1,565,908
        14,760   ELECTRONIC ARTS INCORPORATED+                                                                              805,158
        26,026   MICROSOFT CORPORATION                                                                                      743,303
        13,710   SYMANTEC CORPORATION+                                                                                      600,224
         8,690   YAHOO! INCORPORATED+                                                                                       315,708

                                                                                                                          4,328,831
                                                                                                                     --------------

CHEMICALS & ALLIED PRODUCTS - 13.66%
         9,380   AMGEN INCORPORATED+                                                                                        511,867
         7,070   AVON PRODUCTS INCORPORATED                                                                                 326,210
         5,640   ELI LILLY & COMPANY                                                                                        394,292
        12,900   GENENTECH INCORPORATED+                                                                                    724,980
        11,150   GILEAD SCIENCES INCORPORATED+                                                                              747,050
        35,177   PFIZER INCORPORATED                                                                                      1,205,867
        19,700   PROCTER & GAMBLE COMPANY                                                                                 1,072,468
         9,520   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                 640,601

                                                                                                                          5,623,335
                                                                                                                     --------------

DEPOSITORY INSTITUTIONS - 2.64%
        15,246   CITIGROUP INCORPORATED                                                                                     708,939
         7,030   FIFTH THIRD BANCORP                                                                                        378,073

                                                                                                                          1,087,012
                                                                                                                     --------------

EDUCATIONAL SERVICES - 2.49%
        11,600   APOLLO GROUP INCORPORATED CLASS A+                                                                       1,024,164
                                                                                                                     --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.11%
         8,500   ANALOG DEVICES INCORPORATED                                                                                400,180
        26,210   GENERAL ELECTRIC COMPANY                                                                                   849,204
        48,750   INTEL CORPORATION                                                                                        1,345,500
        13,730   LINEAR TECHNOLOGY CORPORATION                                                                              541,923
        11,270   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                     590,773
         9,810   MOLEX INCORPORATED                                                                                         314,705
        16,370   NETWORK APPLIANCE INCORPORATED+                                                                            352,446
        10,470   QUALCOMM INCORPORATED                                                                                      764,101
        13,450   TEXAS INSTRUMENTS INCORPORATED                                                                             325,221
         9,740   XILINX INCORPORATED                                                                                        324,439

                                                                                                                          5,808,492
                                                                                                                     --------------

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.88%
        10,670   PAYCHEX INCORPORATED                                                                                $      361,500
                                                                                                                     --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.53%
         6,580   ILLINOIS TOOL WORKS INCORPORATED                                                                           630,956
                                                                                                                     --------------

FOOD & KINDRED PRODUCTS - 3.72%
         8,060   COCA COLA COMPANY                                                                                          406,869
        12,380   PEPSICO INCORPORATED                                                                                       667,034
         7,280   WM WRIGLEY JR COMPANY                                                                                      459,004

                                                                                                                          1,532,907
                                                                                                                     --------------

FOOD STORES - 3.00%
        28,430   STARBUCKS CORPORATION+                                                                                   1,236,136
                                                                                                                     --------------

GENERAL MERCHANDISE STORES - 1.23%
        11,880   TARGET CORPORATION                                                                                         504,544
                                                                                                                     --------------

HEALTH SERVICES - 1.69%
        21,050   CAREMARK RX INCORPORATED+                                                                                  693,387
                                                                                                                     --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.29%
        10,430   BEST BUY COMPANY INCORPORATED                                                                              529,218
                                                                                                                     --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.05%
         9,760   3M COMPANY                                                                                                 878,498
        50,537   CISCO SYSTEMS INCORPORATED+                                                                              1,197,727
        18,556   DELL INCORPORATED+                                                                                         664,676
        60,640   EMC CORPORATION+                                                                                           691,296
         3,670   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                       291,214

                                                                                                                          3,723,411
                                                                                                                     --------------

INSURANCE CARRIERS - 3.75%
        12,206   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                  870,044
         6,000   WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                    672,060

                                                                                                                          1,542,104
                                                                                                                     --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 13.28%
        28,770   BOSTON SCIENTIFIC CORPORATION+                                                                           1,231,356
        12,890   DANAHER CORPORATION                                                                                        668,346
         7,660   GUIDANT CORPORATION                                                                                        428,041
        19,540   MEDTRONIC INCORPORATED                                                                                     951,989
         9,730   ST JUDE MEDICAL INCORPORATED+                                                                              736,075
         9,650   STRYKER CORPORATION                                                                                        530,750
        10,420   ZIMMER HOLDINGS INCORPORATED+                                                                              919,044

                                                                                                                          5,465,601
                                                                                                                     --------------

METAL MINING - 0.71%
         7,580   NEWMONT MINING CORPORATION                                                                                 293,801
                                                                                                                     --------------

MISCELLANEOUS RETAIL - 3.70%
        15,840   WAL-MART STORES INCORPORATED                                                                               835,719
        19,010   WALGREEN COMPANY                                                                                           688,352

                                                                                                                          1,524,071
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.97%
        15,800   AMERICAN EXPRESS COMPANY                                                                            $      811,804
                                                                                                                     --------------

OIL & GAS EXTRACTION - 1.44%
        13,638   APACHE CORPORATION                                                                                         593,935
                                                                                                                     --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.16%
        18,590   SUNCOR ENERGY INCORPORATED                                                                                 476,090
                                                                                                                     --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.74%
         7,590   GOLDMAN SACHS GROUP INCORPORATED                                                                           714,674
                                                                                                                     --------------

TRANSPORTATION BY AIR - 1.23%
         6,190   FEDEX CORPORATION                                                                                          505,661
                                                                                                                     --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.15%
        13,200   SYSCO CORPORATION                                                                                          473,484
                                                                                                                     --------------

TOTAL COMMON STOCK (COST $34,065,273)                                                                                    40,797,665
                                                                                                                     ==============

COLLATERAL FOR SECURITIES LENDING - 8.49%
                 COLLATERAL FOR SECURITY LENDING                                                                          3,492,611

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,492,611)                                                                 3,492,611
                                                                                                                     ==============

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE   MATURITY DATE

REPURCHASE AGREEMENTS - 0.81%
$      334,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES                                                              1.25%         07/01/2004    $      334,000

TOTAL REPURCHASE AGREEMENTS (COST $334,000)                                                                                 334,000
                                                                                                                     ==============
TOTAL INVESTMENTS IN SECURITIES
(COST $37,891,884)*                             108.43%                                                              $   44,624,276
OTHER ASSETS AND LIABILITIES, NET                (8.43)                                                                  (3,470,039)
                                                ------                                                               --------------
TOTAL NET ASSETS                                100.00%                                                              $   41,154,237
                                                ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
COMMON STOCK - 92.58%

AUSTRALIA - 3.38%
        36,500   BHP BILLITON LIMITED (OIL & GAS EXTRACTION)                                                         $      318,587
        20,300   BHP BILLITON LIMITED ADR (OIL & GAS EXTRACTION)                                                            355,656
        12,700   NEWS CORPORATION LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        112,178
         4,900   NEWS CORPORATION LIMITED ADR (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    173,558

                                                                                                                            959,979
                                                                                                                     --------------

AUSTRIA - 0.28%
           510   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                    80,105
                                                                                                                     --------------

BRAZIL - 0.42%
         6,100   UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA ADR (DEPOSITORY INSTITUTIONS)                                    120,597
                                                                                                                     --------------

CANADA - 1.95%
         6,600   CANADIAN NATIONAL RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                284,331
         3,200   ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                                  137,523
         2,940   LOBLAW COMPANIES LIMITED (FOOD STORES)                                                                     133,980

                                                                                                                            555,834
                                                                                                                     --------------

DENMARK - 0.46%
            19   A P MOLLER - MAERSK A S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                     130,622
                                                                                                                     --------------

FINLAND - 1.69%
        17,810   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                256,989
        16,520   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                   224,104

                                                                                                                            481,093
                                                                                                                     --------------

FRANCE - 11.03%
         3,200   ACCOR SA (METAL MINING)                                                                                    135,058
         6,500   ALCATEL SA (COMMUNICATIONS)+                                                                               100,276
         9,810   ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                                      164,707
         2,660   AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                                   200,811
        13,100   AXA (INSURANCE CARRIERS)                                                                                   288,480
         5,600   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                   344,409
         2,600   BUSINESS OBJECTS SA ADR (BUSINESS SERVICES)+                                                                58,838
           645   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                  58,188
         5,900   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                               143,565
         9,720   FRANCE TELECOM SA (COMMUNICATIONS)                                                                         253,309
         1,920   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    138,873
         2,830   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                157,591
         4,500   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                            141,746
         9,900   TOTAL SA ADR (OIL & GAS EXTRACTION)                                                                        951,192

                                                                                                                          3,137,043
                                                                                                                     --------------

GERMANY - 6.02%
         1,000   ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 60,139
         4,940   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               218,592
        16,400   DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                                                                      288,122
         3,300   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                239,217
         2,720   SAP AG (BUSINESS SERVICES)                                                                                 450,923

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
GERMANY (CONTINUED)
         5,440   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                      $      391,224
         3,780   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                  64,431

                                                                                                                          1,712,648
                                                                                                                     --------------

GREECE - 0.67%
         7,440   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    189,184
                                                                                                                     --------------

HONG KONG - 0.51%
        17,560   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                             144,086
                                                                                                                     --------------

IRELAND - 1.34%
         8,600   ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)                                                 134,452
        12,347   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                              164,640
         5,600   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                    81,350

                                                                                                                            380,442
                                                                                                                     --------------

ISRAEL - 0.29%
         3,100   CHECK POINT SOFTWARE TECHNOLOGIES LIMITED (BUSINESS SERVICES)+                                              83,669
                                                                                                                     --------------

ITALY - 3.36%
        11,900   BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                           204,431
         5,000   ENI SPA ADR (OIL & GAS EXTRACTION)                                                                         501,700
         8,845   MEDIASET SPA (COMMUNICATIONS)                                                                              100,833
        29,900   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                          147,694

                                                                                                                            954,658
                                                                                                                     --------------

JAPAN - 22.11%
         2,600   AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                          104,367
         4,100   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        216,057
         4,570   CANON INCORPORATED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        244,038
         9,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                 OPERATIVE BUILDERS)                                                                                        104,422
            15   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                   95,541
         2,900   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            173,019
         9,600   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                       235,348
         5,600   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              134,977
         1,500   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        342,162
        73,000   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   442,222
        17,300   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                            214,674
            60   MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    555,377
        18,800   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               225,362
        44,900   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              499,140
        38,060   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 563,322
           124   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                   221,601
         3,400   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     103,451
        16,400   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        261,973
         6,400   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           228,750
        14,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              89,300
           600   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    64,886
         3,650   SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)                                                          73,258
         6,100   TOYOTA MOTOR CORPORATION ADR (TRANSPORTATION EQUIPMENT)                                                    497,882
            76   UFJ HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                        335,719

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
JAPAN (CONTINUED)
         4,700   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                             $      158,081
         3,500   YORK BENIMARU COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                 103,927

                                                                                                                          6,288,856
                                                                                                                     --------------

KOREA (SOUTH) - 0.72%
           150   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                  61,921
         1,100   SAMSUNG ELECTRONICS COMPANY LIMITED GDR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                 143,000

                                                                                                                            204,921
                                                                                                                     --------------

MEXICO - 0.78%
         2,280   AMERICA MOVIL SA DE CV ADR SERIES L (COMMUNICATIONS)                                                        82,924
         4,800   CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    139,680

                                                                                                                            222,604
                                                                                                                     --------------

NETHERLANDS - 4.61%
        11,300   ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)+                                                                                                191,236
         2,900   EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY (TRANSPORTATION BY AIR)                                       80,727
         8,600   ING GROEP NV (FINANCIAL SERVICES)                                                                          202,986
        22,200   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                     603,840
         4,500   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                    230,932

                                                                                                                          1,309,721
                                                                                                                     --------------

PORTUGAL - 0.41%
        41,700   ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        116,689
                                                                                                                     --------------

SPAIN - 1.72%
        32,000   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                               332,096
         7,100   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                       155,488

                                                                                                                            487,584
                                                                                                                     --------------

SWEDEN - 1.98%
         5,600   AB SKF CLASS B (PRIMARY METAL INDUSTRIES)                                                                  205,550
         5,700   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                 SIMILAR MATERIALS)                                                                                         147,174
        70,900   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+                                                  208,946

                                                                                                                            561,670
                                                                                                                     --------------

SWITZERLAND - 10.02%
         5,300   COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                             138,382
         6,400   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   227,403
         2,970   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            161,496
         7,500   NESTLE SA ADR (FOOD & KINDRED PRODUCTS)                                                                    500,040
        12,600   NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                              560,700
         3,300   ROCHE HOLDING AG (HEALTH SERVICES)                                                                         326,733
           200   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                        109,230
         6,500   STMICROELECTRONICS NV NY SHARES (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        143,065
         2,800   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                     181,875
         7,100   UBS AG (FINANCIAL SERVICES)                                                                                500,299

                                                                                                                          2,849,223
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                             VALUE
TAIWAN - 0.38%
        13,120   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR(ELECTRONIC & OTHER
                 ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                       $      109,026
                                                                                                                     --------------

THAILAND - 0.22%
        26,300   BANGKOK BANK PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (FINANCIAL SERVICES)+                              63,362
                                                                                                                     --------------

UNITED KINGDOM - 17.80%
        44,700   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                     380,795
         7,000   BP PLC ADR (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       374,990
        12,600   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                              142,127
        45,000   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                           183,209
        54,700   COMPASS GROUP PLC (EATING & DRINKING PLACES)                                                               333,803
         4,100   DIAGEO PLC ADR (FOOD & KINDRED PRODUCTS)                                                                   224,475
         6,900   GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                      286,074
        49,100   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                730,151
        14,300   RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                        404,815
        12,300   RIO TINTO PLC (METAL MINING)                                                                               295,778
        11,300   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                 325,421
        27,500   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                           295,986
        28,500   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                        137,610
       269,700   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                        590,589
         4,100   VODAFONE GROUP PLC ADR (COMMUNICATIONS)                                                                     90,610
        26,200   WPP GROUP PLC (COMMUNICATIONS)                                                                             266,077

                                                                                                                          5,062,510
                                                                                                                     --------------

UNITED STATES - 0.43%
         4,050   UTSTARCOM INCORPORATED (COMMUNICATIONS)+                                                                   122,513
                                                                                                                     --------------

TOTAL COMMON STOCK (COST $23,412,327)                                                                                    26,328,639
                                                                                                                     ==============

COLLATERAL FOR SECURITIES LENDING - 7.06%
                 COLLATERAL FOR SECURITY LENDING                                                                          2,006,771

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,006,771)                                                                 2,006,771
                                                                                                                     --------------

SHORT-TERM INVESTMENTS - 7.18%
     2,042,923   WELLS FARGO MONEY MARKET TRUST~                                                                          2,042,923

TOTAL SHORT-TERM INVESTMENTS (COST $2,042,923)                                                                            2,042,923
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $27,462,021)*                             106.82%                                                              $   30,378,333
OTHER ASSETS AND LIABILITIES, NET                (6.82)                                                                  (1,939,248)
                                                ------                                                               --------------
TOTAL NET ASSETS                                100.00%                                                              $   28,439,085
                                                ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                             VALUE
COMMON STOCK - 98.13%

APPAREL & ACCESSORY STORES - 2.58%
        63,700   KOHLS CORPORATION+                                                                                  $    2,693,236
                                                                                                                     --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 8.18%
        40,300   FASTENAL COMPANY                                                                                         2,290,249
        84,600   HOME DEPOT INCORPORATED                                                                                  2,977,920
        62,300   LOWE'S COMPANIES INCORPORATED                                                                            3,273,865

                                                                                                                          8,542,034
                                                                                                                     --------------

BUSINESS SERVICES - 25.34%
        23,000   AUTOMATIC DATA PROCESSING INCORPORATED                                                                     963,240
        92,800   EBAY INCORPORATED+                                                                                       8,532,960
       116,600   FIRST DATA CORPORATION                                                                                   5,191,032
        80,100   FISERV INCORPORATED+                                                                                     3,115,089
       212,200   MICROSOFT CORPORATION                                                                                    6,060,432
        57,100   SUNGARD DATA SYSTEMS INCORPORATED+                                                                       1,484,600
        40,300   VERITAS SOFTWARE CORPORATION+                                                                            1,116,310

                                                                                                                         26,463,663
                                                                                                                     --------------

CHEMICALS & ALLIED PRODUCTS - 8.59%
        45,300   AMGEN INCORPORATED+                                                                                      2,472,021
        38,200   GENENTECH INCORPORATED+                                                                                  2,146,840
       127,050   PFIZER INCORPORATED                                                                                      4,355,274

                                                                                                                          8,974,135
                                                                                                                     --------------

DEPOSITORY INSTITUTIONS - 1.17%
        25,000   STATE STREET CORPORATION                                                                                 1,226,000
                                                                                                                     --------------

EDUCATIONAL SERVICES - 1.81%
        21,400   APOLLO GROUP INCORPORATED CLASS A+                                                                       1,889,406
                                                                                                                     --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.61%
       202,000   INTEL CORPORATION                                                                                        5,575,200
        44,000   LINEAR TECHNOLOGY CORPORATION                                                                            1,736,680
       187,400   NOKIA OYJ ADR                                                                                            2,724,796

                                                                                                                         10,036,676
                                                                                                                     --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.64%
       112,150   PAYCHEX INCORPORATED                                                                                     3,799,642
                                                                                                                     --------------

GENERAL MERCHANDISE STORES - 1.28%
        31,600   TARGET CORPORATION                                                                                       1,342,052
                                                                                                                     --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 10.20%
       216,900   CISCO SYSTEMS INCORPORATED+                                                                              5,140,530
       109,300   DELL INCORPORATED+                                                                                       3,915,126
       139,900   EMC CORPORATION+                                                                                         1,594,860

                                                                                                                         10,650,516
                                                                                                                     --------------

INSURANCE CARRIERS - 4.81%
        70,475   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                5,023,458
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.53%
       118,575   MEDTRONIC INCORPORATED                                                                              $    5,776,974
                                                                                                                     --------------

MISCELLANEOUS RETAIL - 2.25%
        44,600   WAL-MART STORES INCORPORATED                                                                             2,353,096
                                                                                                                     --------------

PERSONAL SERVICES - 2.72%
        59,500   CINTAS CORPORATION                                                                                       2,836,365
                                                                                                                     --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 9.37%
       313,450   CHARLES SCHWAB CORPORATION                                                                               3,012,254
        23,100   FRANKLIN RESOURCES INCORPORATED                                                                          1,156,848
        59,675   GOLDMAN SACHS GROUP INCORPORATED                                                                         5,618,998

                                                                                                                          9,788,100
                                                                                                                     --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.05%
        15,700   CARDINAL HEALTH INCORPORATED                                                                             1,099,785
                                                                                                                     --------------
TOTAL COMMON STOCK (COST $109,881,644)                                                                                  102,495,138
                                                                                                                     ==============
COLLATERAL FOR SECURITIES LENDING - 1.16%
                 COLLATERAL FOR SECURITY LENDING                                                                          1,205,239

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,205,239)                                                                 1,205,239
                                                                                                                     --------------
SHORT-TERM INVESTMENTS - 1.87%
     1,954,327   WELLS FARGO MONEY MARKET TRUST~                                                                          1,954,327

TOTAL SHORT-TERM INVESTMENTS (COST $1,954,327)                                                                            1,954,327
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $113,041,210)*                       101.16%                                                                   $  105,654,704
OTHER ASSETS AND LIABILITIES, NET           (1.16)                                                                       (1,209,991)
                                           ------                                                                    --------------
TOTAL NET ASSETS                           100.00%                                                                   $  104,444,713
                                           ======                                                                    ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
CERTIFICATES OF DEPOSIT - 4.55%
$    1,000,000   NORDEA BANK FINLAND                                                     1.34%         10/08/2004    $      999,891
     2,000,000   ROYAL BANK OF SCOTLAND PLC                                              1.05          07/02/2004         2,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $2,999,891)                                                                           2,999,891
                                                                                                                     --------------

COMMERCIAL PAPER - 52.89%
     1,900,000   APRECO LLC++^                                                           1.49          09/15/2004         1,894,024
     1,500,000   AQUINAS FUNDING LLC++^                                                  1.46          11/10/2004         1,491,970
     1,000,000   BEAR STEARNS COMPANY INCORPORATED^                                      1.65          07/01/2004         1,000,000
     1,900,000   CROWN POINT CAPITAL COMPANY LLC++^                                      1.16          07/14/2004         1,899,204
     2,000,000   DANSKE CORPORATION^                                                     1.11          08/11/2004         1,997,472
     1,500,000   DNB NOR BANK ASA^                                                       1.10          08/17/2004         1,497,856
     1,900,000   DORADA FINANCE INCORPORATED++^                                          1.07          07/13/2004         1,899,322
     1,900,000   HBOS TREASURY SERVICES PLC^                                             1.06          07/08/2004         1,899,608
     2,000,000   IRISH LIFE & PERMANENT PLC++^                                           1.13          07/13/2004         1,999,247
     1,900,000   JUPITER SECURITIZATION CORPORATION++^                                   1.27          07/26/2004         1,898,324
     1,000,000   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++^                         1.77          11/16/2004           993,215
     1,900,000   MONT BLANC CAPITAL CORPORATION++^                                       1.21          07/14/2004         1,899,170
     2,000,000   NATIONAL BANK OF NEW ZEALAND INTERNATIONAL LIMITED^                     1.11          08/10/2004         1,997,533
     1,822,000   PERRY GLOBAL FUNDING LLC++^                                             1.34          07/23/2004         1,820,508
     1,900,000   REGENCY MARKETS NUMBER 1 LLC++^                                         1.36          09/07/2004         1,895,119
     1,500,000   SCALDIS CAPITAL LLC++^                                                  1.10          08/02/2004         1,498,533
     1,900,000   SOLITAIRE FUNDING LLC++^                                                1.42          09/29/2004         1,893,255
     2,000,000   SPINTAB AB^                                                             1.05          07/22/2004         1,998,775
     1,500,000   TANGO FINANCE CORPORATION++^                                            1.06          07/15/2004         1,499,382
     1,900,000   TICONDEROGA FUNDING LLC++^                                              1.26          07/13/2004         1,899,202

TOTAL COMMERCIAL PAPER (COST $34,871,719)                                                                                34,871,719
                                                                                                                     --------------

EXTENDABLE BONDS - 4.55%
     2,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                 1.25          07/08/2005         2,000,680
     1,000,000   NORTHERN ROCK PLC+++/-                                                  1.42          07/08/2005         1,000,000

TOTAL EXTENDABLE BONDS (COST $3,000,680)                                                                                  3,000,680
                                                                                                                     --------------

MEDIUM TERM NOTES - 12.16%
     2,500,000   AEGON NV+/-                                                             1.15          07/15/2004         2,499,953
     2,500,000   CC (USA) INCORPORATED+++/-                                              1.06          07/01/2004         2,500,000
     2,000,000   LIBERTY LIGHTHOUSE US CAPITAL COMPANY+++/-                              1.26          07/19/2004         1,999,990
     1,000,000   M&I MARSHALL & ILSLEY BANK                                              5.25          12/15/2004         1,016,959

TOTAL MEDIUM TERM NOTES (COST $8,016,902)                                                                                 8,016,902
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 17.51%
     9,539,631   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES                                                              1.60          07/01/2004         9,539,631
     1,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES                                                              1.60          07/01/2004         1,000,000
     1,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES                                                              1.60          07/01/2004         1,000,000

TOTAL REPURCHASE AGREEMENTS (COST $11,539,631)                                                                           11,539,631
                                                                                                                     ==============

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
TIME DEPOSITS - 7.58%
$    1,000,000   ABBEY NATIONAL TREASURY SERVICES                                        1.09%         07/02/2004    $    1,000,000
     1,000,000   BRANCH BANKING & TRUST                                                  1.28          07/01/2004         1,000,000
     1,000,000   DEXIA BANK GRAND CAYMAN                                                 1.27          07/06/2004         1,000,000
     1,000,000   ING BELGIUM SA NV                                                       1.06          07/01/2004         1,000,000
     1,000,000   NATEXIS BANQUES POPULAIRES                                              1.06          07/01/2004         1,000,000

TOTAL TIME DEPOSITS (COST $5,000,000)                                                                                     5,000,000
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $65,428,823)*                         99.24%                                                                   $   65,428,823
OTHER ASSETS AND LIABILITIES, NET            0.76                                                                           501,186
                                           ------                                                                    --------------
TOTAL NET ASSETS                           100.00%                                                                   $   65,930,009
                                           ======                                                                    ==============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                             VALUE
COMMON STOCK - 97.96%

AGRICULTURAL SERVICES - 1.01%
        37,821   VCA ANTECH INCORPORATED+                                                                            $    1,695,137
                                                                                                                     --------------

AMUSEMENT & RECREATION SERVICES - 2.59%
        37,300   GAYLORD ENTERTAINMENT COMPANY+                                                                           1,170,847
        55,300   MULTIMEDIA GAMES INCORPORATED+                                                                           1,483,146
        57,000   WMS INDUSTRIES INCORPORATED+                                                                             1,698,600

                                                                                                                          4,352,593
                                                                                                                     --------------

APPAREL & ACCESSORY STORES - 0.70%
        38,900   FINISH LINE INCORPORATED CLASS A+                                                                        1,173,613
                                                                                                                     --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.63%
        24,400   KELLWOOD COMPANY                                                                                         1,062,620
                                                                                                                     --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.00%
            49   LEVITT CORPORATION FL CLASS A+                                                                               1,262
                                                                                                                     --------------

BUSINESS SERVICES - 30.83%
       134,800   ADMINISTAFF INCORPORATED+                                                                                2,237,680
        46,400   AKAMAI TECHNOLOGIES INCORPORATED+                                                                          832,880
       100,800   ALLIANCE DATA SYSTEMS CORPORATION+                                                                       4,258,800
        40,900   ANTEON INTERNATIONAL CORPORATION+                                                                        1,334,158
       187,494   AQUANTIVE INCORPORATED+                                                                                  1,852,441
        26,728   ARBITRON INCORPORATED+                                                                                     976,106
        54,100   ASCENTIAL SOFTWARE CORPORATION+                                                                            865,059
        50,000   ASK JEEVES INCORPORATED+                                                                                 1,951,500
       187,573   AUTOBYTEL INCORPORATED+                                                                                  1,703,163
       270,400   CHORDIANT SOFTWARE INCORPORATED+                                                                         1,233,024
       230,599   CNET NETWORKS INCORPORATED+                                                                              2,552,731
       160,900   DIGITAL INSIGHT CORPORATION+                                                                             3,335,457
        49,941   ECOLLEGE.COM INCORPORATED+                                                                                 799,056
        63,400   GEVITY HR INCORPORATED                                                                                   1,660,446
        49,962   GTECH HOLDINGS CORPORATION                                                                               2,313,740
       137,700   HYPERCOM CORPORATION+                                                                                    1,163,565
        76,000   INTERSECTIONS INCORPORATED+                                                                              1,823,240
       367,400   IVILLAGE INCORPORATED+                                                                                   2,332,990
        79,700   JUPITERMEDIA CORPORATION+                                                                                1,128,552
        43,319   MAGMA DESIGN AUTOMATION INCORPORATED+                                                                      833,024
        70,000   MANHATTAN ASSOCIATES INCORPORATED+                                                                       2,161,600
        45,600   NETFLIX INCORPORATED+                                                                                    1,639,320
             1   NETIQ CORPORATION+                                                                                              13
        76,900   OPEN SOLUTIONS INCORPORATED+                                                                             1,920,962
       158,658   QUEST SOFTWARE INCORPORATED+                                                                             2,046,688
       309,841   SUPPORTSOFT INCORPORATED+                                                                                2,689,420
       298,128   TIBCO SOFTWARE INCORPORATED+                                                                             2,519,182
        63,983   TNS INCORPORATED+                                                                                        1,394,829
       108,337   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                     2,332,496

                                                                                                                         51,892,122
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS - 10.50%
        85,600   ABGENIX INCORPORATED+                                                                               $    1,003,232
       177,565   ANDRX CORPORATION+                                                                                       4,959,390
       111,300   CUBIST PHARMACEUTICALS INCORPORATED+                                                                     1,235,430
        90,000   DENDREON CORPORATION+                                                                                    1,102,500
        64,000   IMPAX LABORATORIES INCORPORATED+                                                                         1,240,320
        18,104   INSPIRE PHARMACEUTICALS INCORPORATED+                                                                      302,699
        71,700   MEDICINES COMPANY+                                                                                       2,187,567
        86,300   NEKTAR THERAPEUTICS+                                                                                     1,722,548
        51,200   NEUROCRINE BIOSCIENCES INCORPORATED+                                                                     2,654,720
        40,700   USANA HEALTH SCIENCES INCORPORATED+                                                                      1,264,956

                                                                                                                         17,673,362
                                                                                                                     --------------

COMMUNICATIONS - 4.67%
       118,930   NII HOLDINGS INCORPORATED CLASS B+                                                                       4,006,752
        94,800   RADIO ONE INCORPORATED CLASS D+                                                                          1,517,748
        33,200   SALEM COMMUNICATIONS+                                                                                      900,716
        340,500  UBIQUITEL INCORPORATED+                                                                                  1,436,910

                                                                                                                          7,862,126
                                                                                                                     --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.80%
        48,085   DYCOM INDUSTRIES INCORPORATED+                                                                           1,346,380
                                                                                                                     --------------

DEPOSITORY INSTITUTIONS - 1.39%
        94,669   OCWEN FINANCIAL CORPORATION+                                                                             1,139,815
        26,178   TEXAS REGIONAL BANCSHARES INCORPORATED CLASS A                                                           1,201,832

                                                                                                                          2,341,647
                                                                                                                     --------------

EDUCATIONAL SERVICES - 3.42%
        96,700   CORINTHIAN COLLEGES INCORPORATED+                                                                        2,392,358
        87,900   LAUREATE EDUCATION INCORPORATED+                                                                         3,361,296

                                                                                                                          5,753,654
                                                                                                                     --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.09%
        50,197   ARTISAN COMPONENTS INCORPORATED+                                                                         1,295,083
       198,500   CONEXANT SYSTEMS INCORPORATED+                                                                             859,505
        35,854   INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                                                                   973,795
       211,035   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                               2,920,724
        77,700   UNIVERSAL DISPLAY CORPORATION+                                                                             834,498

                                                                                                                          6,883,605
                                                                                                                     --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 5.35%
        36,400   CDI CORPORATION                                                                                          1,259,440
        30,900   CORPORATE EXECUTIVE BOARD COMPANY                                                                        1,785,711
       184,555   NAVIGANT CONSULTING INCORPORATED+                                                                        3,956,859
        51,369   RESOURCES CONNECTION INCORPORATED+                                                                       2,009,042

                                                                                                                          9,011,052
                                                                                                                     --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.82%
        44,200   CRANE COMPANY                                                                                            1,387,438
                                                                                                                     --------------

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                             VALUE
FURNITURE & FIXTURES - 0.81%
        46,900   HERMAN MILLER INCORPORATED                                                                          $    1,357,286
                                                                                                                     --------------

HEALTH SERVICES - 2.97%
        54,600   COVANCE INCORPORATED+                                                                                    2,106,468
        44,800   KINDRED HEALTHCARE INCORPORATED+                                                                         1,180,480
        62,800   RADIATION THERAPY SERVICES INCORPORATED+                                                                   891,760
        60,407   SELECT MEDICAL CORPORATION                                                                                 810,662

                                                                                                                          4,989,370
                                                                                                                     --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.52%
        36,800   4KIDS ENTERTAINMENT INCORPORATED+                                                                          880,256
                                                                                                                     --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.35%
        47,000   STATION CASINOS INCORPORATED                                                                             2,274,800
                                                                                                                     --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.76%
        48,700   ACTUANT CORPORATION CLASS A+                                                                             1,898,813
        24,200   ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                  1,415,942
        47,900   GARDNER DENVER INCORPORATED+                                                                             1,336,410

                                                                                                                          4,651,165
                                                                                                                     --------------

INSURANCE CARRIERS - 1.78%
        47,851   CENTENE CORPORATION+                                                                                     1,844,656
        49,767   SCOTTISH RE GROUP LIMITED                                                                                1,157,083

                                                                                                                          3,001,739
                                                                                                                     --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.61%
        45,400   ADVANCED MEDICAL OPTICS INCORPORATED+                                                                    1,932,678
        31,200   ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+                                                           1,023,360
        63,570   DJ ORTHOPEDICS INCORPORATED+                                                                             1,462,110
       167,000   PERKINELMER INCORPORATED                                                                                 3,346,680

                                                                                                                          7,764,828
                                                                                                                     --------------

MISCELLANEOUS RETAIL - 2.53%
       217,821   MARVEL ENTERPRISES INCORPORATED+                                                                         4,251,866
                                                                                                                     --------------

MOTOR FREIGHT    TRANSPORTATION & WAREHOUSING - 3.52%
        16,400   LANDSTAR SYSTEM INCORPORATED+                                                                              867,068
       219,800   SIRVA INCORPORATED+                                                                                      5,055,400

                                                                                                                          5,922,468
                                                                                                                     --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.85%
        31,400   WESTCORP                                                                                                 1,427,130
                                                                                                                     --------------

OIL & GAS EXTRACTION - 1.20%
        78,500   MAGNUM HUNTER RESOURCES INCORPORATED+                                                                      814,830
        40,200   PATINA OIL & GAS CORPORATION                                                                             1,200,774

                                                                                                                          2,015,604
                                                                                                                     --------------

PERSONAL SERVICES - 0.75%
        71,800   JACKSON HEWITT TAX SERVICE INCORPORATED+                                                                 1,256,500
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.82%
        56,700   HARTE HANKS INCORPORATED                                                                            $    1,384,047
                                                                                                                     --------------

RAILROAD TRANSPORTATION - 1.27%
        90,200   GENESEE & WYOMING INCORPORATED+                                                                          2,137,740
                                                                                                                     --------------

REAL ESTATE - 1.12%
        98,600   CB RICHARD ELLIS GROUP INCORPORATED+                                                                     1,883,260
                                                                                                                     --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.72%
        120,400  KNIGHT TRADING GROUP INCORPORATED+                                                                       1,206,408
                                                                                                                     --------------

WHOLESALE TRADE-DURABLE GOODS - 3.58%
        66,444   HUGHES SUPPLY INCORPORATED                                                                               3,915,546
       187,647   PSS WORLD MEDICAL INCORPORATED+                                                                          2,101,646

                                                                                                                          6,017,192
                                                                                                                     --------------

TOTAL COMMON STOCK (COST $149,400,233)                                                                                  164,858,270
                                                                                                                     ==============

COLLATERAL FOR SECURITIES LENDING - 26.64%
                 COLLATERAL FOR SECURITY LENDING                                                                         44,835,849

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $44,835,849)                                                               44,835,849
                                                                                                                     --------------

SHORT-TERM INVESTMENTS - 2.97%
     5,002,585   WELLS FARGO MONEY MARKET TRUST~                                                                          5,002,585

TOTAL SHORT-TERM INVESTMENTS (COST $5,002,585)                                                                            5,002,585
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $199,238,667)*                       127.57%                                                                   $  214,696,704
OTHER ASSETS AND LIABILITIES, NET          (27.57)                                                                      (46,393,330)
                                           ------                                                                    --------------
TOTAL NET ASSETS                           100.00%                                                                   $  168,303,374
                                           ======                                                                    ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
ASSET-BACKED SECURITIES - 7.38%
$     266,000  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2004-3 CLASS A          4.35%       12/15/2011    $      266,061
      870,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3                 2.00        11/15/2007           855,617
      650,000  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                     2.08        05/15/2008           640,801
      735,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3                 6.88        11/16/2009           806,211
      310,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A10 CLASS A10               4.75        12/10/2015           299,641
       35,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A6 CLASS A6                 2.90        05/17/2010            33,647
      860,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A1 CLASS A1                 2.55        01/20/2009           842,309
      360,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2001-A1 CLASS A1                  5.75        10/15/2008           377,778
    1,145,000  NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2000-1 CLASS A++              1.39        08/15/2007         1,146,773

TOTAL ASSET-BACKED SECURITIES (COST $5,355,071)                                                                           5,268,838
                                                                                                                     --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.08%
      710,000  NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1B                6.59        03/15/2030           770,656

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $817,315)                                                                   770,656
                                                                                                                     --------------
CORPORATE BONDS & NOTES - 20.64%

BUSINESS SERVICES - 1.11%
      175,000  CATERPILLAR FINANCIAL SERVICES CORPORATION                                  4.50        06/15/2009           175,765
      410,000  HOUSEHOLD FINANCE CORPORATION                                               5.88        02/01/2009           432,805
      181,000  WPP FINANCE CORPORATION++                                                   5.88        06/15/2014           181,741

                                                                                                                            790,311
                                                                                                                     --------------

CHEMICALS & ALLIED PRODUCTS - 0.19%
     145,000   WYETH                                                                       5.50        02/01/2014           138,550
                                                                                                                     --------------

COMMUNICATIONS - 3.96%
      175,000  BRITISH SKY BROADCASTING PLC                                                8.20        07/15/2009           201,630
      515,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                          8.38        03/15/2013           604,582
      175,000  COX COMMUNICATIONS INCORPORATED                                             4.63        06/01/2013           161,537
      171,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                   8.75        06/15/2030           208,130
      189,000  FRANCE TELECOM                                                              8.20        03/01/2006           202,634
      155,000  FRANCE TELECOM                                                              8.75        03/01/2011           179,617
       85,000  LIBERTY MEDIA CORPORATION                                                   7.88        07/15/2009            95,582
      130,000  NEWS AMERICA HOLDINGS                                                       9.25        02/01/2013           163,119
      190,000  SPRINT CAPITAL CORPORATION                                                  7.63        01/30/2011           210,043
      200,000  TELECOM ITALIA CAPITAL++                                                    5.25        11/15/2013           193,569
      215,000  TIME WARNER INCORPORATED                                                    6.88        05/01/2012           232,327
      100,000  VERIZON GLOBAL FUNDING CORPORATION                                          7.75        12/01/2030           112,318
      130,000  VERIZON NEW YORK INCORPORATED SERIES A                                      6.88        04/01/2012           139,375
      110,000  WALT DISNEY COMPANY                                                         7.00        03/01/2032           117,895

                                                                                                                          2,822,358
                                                                                                                     --------------

DEPOSITORY INSTITUTIONS - 2.10%
      205,000  BANK OF AMERICA CORPORATION                                                 5.88        02/15/2009           217,852
      140,000  BANK OF AMERICA CORPORATION                                                 5.25        12/01/2015           134,978
      295,000  CAPITAL ONE BANK                                                            5.75        09/15/2010           303,167
      105,000  CAPITAL ONE BANK                                                            6.50        06/13/2013           108,264
      140,000  PNC FUNDING CORPORATION                                                     5.25        11/15/2015           134,888
       85,000  RBS CAPITAL TRUST+/-                                                        4.71        12/29/2049            78,368
       70,000  ROYAL BANK OF SCOTLAND GROUP                                                5.00        11/12/2013            68,018

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$  290,000  WACHOVIA CORPORATION                                                           3.63%       02/17/2009    $     281,284
   170,000  ZIONS BANCORPORATION                                                           6.00        09/15/2015          171,402

                                                                                                                          1,498,221
                                                                                                                     --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.73%
    80,000  AMERICAN ELECTRIC POWER SERIES C                                               5.38        03/15/2010            81,738
   125,000  FIRST ENERGY CORPORATION SERIES B                                              6.45        11/15/2011           129,595
   400,000  PACIFIC GAS AND ELECTRIC                                                       6.05        03/01/2034           376,222
   125,000  PROGRESS ENERGY INCORPORATED                                                   7.75        03/01/2031           140,110
   120,000  PUBLIC SERVICE COMPANY OF COLORAD                                              7.88        10/01/2012           141,649
   330,000  SOUTHERN CALIFORNIA EDISON                                                     8.00        02/15/2007           364,539

                                                                                                                          1,233,853
                                                                                                                     --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.23%
   130,000  LOCKHEED MARTIN CORPORATION                                                    8.50        12/01/2029           163,067
                                                                                                                     --------------

FINANCIAL SERVICES - 1.91%
   460,000  CITIGROUP INCORPORATED                                                         7.25        10/01/2010           518,054
   165,000  CITIGROUP INCORPORATED                                                         6.50        01/18/2011           180,049
   265,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                                3.25        06/15/2009           251,771
   382,000  HOUSEHOLD FINANCE CORPORATION                                                  6.40        06/17/2008           410,929

                                                                                                                          1,360,803
                                                                                                                     --------------

FOOD STORES - 0.56%
    60,000  ALBERTSON'S INCORPORATED                                                       8.00        05/01/2031            68,735
    65,000  KROGER COMPANY                                                                 7.50        04/01/2031            71,941
   225,000  YUM! BRANDS INCORPORATED                                                       7.70        07/01/2012           257,583

                                                                                                                            398,259
                                                                                                                     --------------

FORESTRY - 0.20%
   130,000  WEYERHAEUSER COMPANY                                                           7.38        03/15/2032           141,366
                                                                                                                     --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.14%
   105,000  WASHINGTON MUTUAL INCORPORATED                                                 4.00        01/15/2009           102,928
                                                                                                                     --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.75%
   150,000  GENERAL ELECTRIC COMPANY                                                       5.00        02/01/2013           147,626
   365,000  TYCO INTERNATIONAL GROUP SA                                                    6.38        10/15/2011           388,280

                                                                                                                            535,906
                                                                                                                     --------------

MOTION PICTURES - 0.36%
   220,000  TIME WARNER ENTERTAINMENT COMPANIES LP                                         8.38        07/15/2033           257,526
                                                                                                                     --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.95%
    85,000  AMERICAN EXPRESS                                                               4.75        06/17/2009            86,176
   160,000  BOEING CAPITAL CORPORATION                                                     6.10        03/01/2011           169,288
    95,000  CITIGROUP INCORPORATED                                                         6.00        10/31/2033            90,834
   140,000  FORD MOTOR CREDIT COMPANY+/-                                                   3.05        10/25/2004           140,593
   290,000  FORD MOTOR CREDIT COMPANY                                                      7.38        10/28/2009           309,495
   145,000  FORD MOTOR CREDIT COMPANY                                                      7.00        10/01/2013           146,373
   100,000  FORD MOTOR CREDIT COMPANY+/-                                                   1.01        08/15/2048            99,078
   335,000  GENERAL ELECTRIC CAPITAL CORPORATION                                           3.50        05/01/2008           329,602

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
$  565,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                          6.88%       09/15/2011    $      579,293
    65,000  HOUSEHOLD FINANCE CORPORATION                                                  7.63        05/17/2032            75,662
    80,000  SLM CORPORATION SERIES MTNA                                                    5.00        10/01/2013            77,252

                                                                                                                          2,103,646
                                                                                                                     --------------

OIL & GAS EXTRACTION - 0.97%
   135,000  AMERADA HESS CORPORATION                                                       6.65        08/15/2011           142,858
   125,000  CONOCOPHILLIPS                                                                 5.90        10/15/2032           120,821
   180,000  ENCANA CORPORATION                                                             4.75        10/15/2013           170,192
   120,000  KERR-MCGEE CORPORATION                                                         6.95        07/01/2024           119,613
   125,000  VALERO ENERGY CORPORATION                                                      6.88        04/15/2012           135,922

                                                                                                                            689,406
                                                                                                                     --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.19%
   120,000  ALBERTA ENERGY COMPANY LIMITED                                                 7.38        11/01/2031           133,589
                                                                                                                     --------------

PIPELINES, EXCEPT NATURAL GAS - 0.19%
   145,000  ENTERPRISE PRODUCTS OPERATIONS SERIES B                                        6.88        03/01/2033           134,203
                                                                                                                     --------------

RAILROAD TRANSPORTATION - 0.55%
   230,000  CANADIAN NATIONAL RAILWAY COMPANY                                              7.38        10/15/2031           263,176
   120,000  NORFOLK SOUTHERN CORPORATION                                                   7.05        05/01/2037           127,127

                                                                                                                            390,303
                                                                                                                     --------------

REAL ESTATE - 0.96%
   120,000  EOP OPERATING LP                                                               4.75        03/15/2014           110,558
   160,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                                    6.45        06/25/2012           171,512
   340,000  HEALTHCARE REALTY TRUST                                                        5.13        04/01/2014           316,426
    95,000  SIMON PROPERTY GROUP LP                                                        4.90        01/30/2014            88,674

                                                                                                                            687,170
                                                                                                                     --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.02%
   220,000  GOLDMAN SACHS GROUP INCORPORATED                                               4.75        07/15/2013           206,669
   185,000  JP MORGAN CHASE & COMPANY                                                      6.75        02/01/2011           201,632
   135,000  MERRILL LYNCH & COMPANY                                                        4.13        01/15/2009           133,159
   205,000  MORGAN STANLEY                                                                 4.75        04/01/2014           189,137

                                                                                                                            730,597
                                                                                                                     --------------

TELECOMMUNICATIONS - 0.35%
   235,000  SPRINT CAPITAL CORPORATION                                                     6.00        01/15/2007           246,098
                                                                                                                     --------------

TRANSPORTATION EQUIPMENT - 0.22%
   150,000  DAIMLER CHRYSLER NA HOLDING CORPORATION                                        6.50        11/15/2013           153,786
                                                                                                                     --------------

TOTAL CORPORATE BONDS & NOTES (COST $15,055,233)                                                                         14,711,946
                                                                                                                     --------------

FOREIGN GOVERNMENT BONDS - 1.20%@
   375,000  MEXICO GOVERNMENT INTERNATIONAL BOND SERIES MTN                                6.38        01/16/2013           374,250
   260,000  NEW BRUNSWICK PROVINCE                                                         3.50        10/23/2007           259,846
   215,000  TXU AUSTRALIA HOLDINGS++                                                       6.15        11/15/2013           223,981

TOTAL FOREIGN GOVERNMENT BONDS (COST $871,001)                                                                              858,077
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
US GOVERNMENT AGENCY SECURITIES - 59.43%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 35.84%
$  6,086,000   FHLMC                                                                       2.88%       12/15/2006    $    6,026,692
   2,224,000   FHLMC                                                                       6.63        09/15/2009         2,457,598
     423,000   FHLMC #A23530                                                               5.00        06/01/2034           408,771
   1,243,000   FHLMC #A23533                                                               5.00        06/01/2034         1,201,187
     724,000   FHLMC #A23543                                                               5.00        06/01/2034           699,645
   1,230,000   FHLMC #A23793                                                               5.00        06/01/2034         1,188,624
     641,624   FHLMC #B12997                                                               4.50        03/01/2019           627,722
     870,867   FHLMC #C01598                                                               5.00        08/01/2033           843,350
   1,434,680   FHLMC #C01724                                                               5.00        12/01/2033         1,389,346
      79,053   FHLMC #C90588                                                               5.50        11/01/2022            80,166
      82,255   FHLMC #C90606                                                               5.50        01/01/2023            83,413
      63,028   FHLMC #C90645                                                               5.50        03/01/2023            63,889
      65,792   FHLMC #D95720                                                               5.50        11/01/2022            66,718
     520,246   FHLMC #G01647                                                               4.00        01/01/2034           462,196
     434,101   FHLMC #G01649                                                               5.00        02/01/2034           420,384
     919,764   FHLMC #M80895                                                               5.00        01/01/2011           933,294
      36,534   FHLMC #M80910                                                               5.00        02/01/2011            37,049
   1,063,403   FHLMC #M80911                                                               4.00        04/01/2011         1,040,182
      12,754   FHLMC #M80913                                                               5.00        04/01/2011            12,934
      35,562   FHLMC #M80914                                                               5.00        03/01/2011            36,063
   1,089,560   FHLMC #M80916                                                               4.00        05/01/2011         1,065,768
     873,000   FHLMC #M80921                                                               4.00        06/01/2011           853,937
     520,000   FHLMC #M80924                                                               4.50        06/01/2011           518,720
     713,000   FHLMC #M80925                                                               5.00        06/01/2011           723,054
     168,761   FHLMC #M90909                                                               3.50        03/01/2009           165,331
   1,295,553   FHLMC #M90913                                                               3.50        04/01/2009         1,269,221
     370,718   FHLMC #M90918                                                               3.50        05/01/2009           363,183
     195,894   FHLMC SERIES 2545 CLASS HT                                                  4.50        04/15/2018           196,642
     117,000   FHLMC SERIES 2654 CLASS OV                                                  5.00        07/15/2023           111,280
     299,000   FHLMC SERIES 2757 CLASS AC                                                  5.00        03/15/2019           286,383
     130,000   FHLMC SERIES 2780 CLASS YD                                                  5.00        04/15/2019           125,670
     158,000   FHLMC SERIES 2781 CLASS BP                                                  5.00        04/15/2019           151,527
     129,000   FHLMC SERIES 2791 CLASS VD                                                  5.00        02/15/2021           121,149
     153,000   FHLMC SERIES 2791 CLASS VJ                                                  5.00        02/15/2021           144,137
     140,000   FHLMC SERIES 2791 CLASS VL                                                  5.00        02/15/2021           131,912
     770,000   FHLMC TBA%%                                                                 5.00        08/01/2019           767,835
     484,000   FHLMC TBA%%                                                                 5.00        07/01/2034           489,596

                                                                                                                         25,564,568
                                                                                                                     --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.06%
   3,912,000   FNMA                                                                        6.63        10/15/2007         4,265,672
     886,941   FNMA #254688                                                                5.50        03/01/2023           898,524
     775,596   FNMA #254963                                                                5.50        10/01/2023           785,725
   1,005,625   FNMA #555867                                                                5.50        11/01/2023         1,018,757
     278,380   FNMA #756761                                                                5.50        03/01/2024           282,015
   1,655,000   FNMA 30YR TBA%%                                                             6.00        08/16/2030         1,682,410
     412,248   FNMA SERIES 2002-82 CLASS XJ                                                4.50        09/25/2012           418,801

WELLS FARGO VARIABLE TRUST FUNDS       PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004
--------------------------------------------------------------------------------

VARIABLE TRUST TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    278,084   FNMA SERIES 2002-85 CLASS PA                                                5.50%       01/25/2022    $      281,452
     870,413   FNMA SERIES 2003-13 CLASS GA                                                4.50        06/25/2032           880,829
     267,000   FNMA SERIES 2003-17 CLASS PQ                                                4.50        03/25/2016           270,319
     178,000   FNMA SERIES 2003-24 CLASS BC                                                5.00        04/25/2018           171,181
   1,403,683   FNMA SERIES 2003-24 CLASS PA                                                4.50        11/25/2009         1,420,565
     386,887   FNMA SERIES 2003-32 CLASS KA                                                5.00        07/25/2013           395,074
     244,517   FNMA SERIES 2003-41 CLASS YN                                                4.00        05/25/2017           247,060
     462,516   FNMA SERIES 2003-79 CLASS KA                                                3.75        05/25/2011           465,153
     650,000   FNMA SERIES 2003-92 CLASS VH                                                5.00        02/25/2019           627,215
      26,828   FNMA SERIES 2004-29 CLASS AB                                                4.50        10/25/2018            26,575
     472,000   FNMA TBA%%                                                                  5.00        08/01/2019           470,820
     649,000   FNMA TBA%%                                                                  5.50        07/01/2034           645,755
     472,000   FNMA TBA%%                                                                  6.00        09/01/2034           477,753

                                                                                                                         15,731,655
                                                                                                                     --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.53%
   1,062,148   GNMA #3489                                                                  6.00        12/20/2033         1,088,971
                                                                                                                     --------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $42,267,835)                                                                 42,385,194
                                                                                                                     --------------

US TREASURY SECURITIES - 10.27%

US TREASURY BONDS - 6.02%
   1,524,000   US TREASURY BOND                                                            7.13        02/15/2023         1,847,434
     423,000   US TREASURY BOND                                                            6.25        08/15/2023           468,407
   1,732,000   US TREASURY BOND                                                            6.13        11/15/2027         1,897,960
      80,000   US TREASURY BOND                                                            5.38        02/15/2031            80,684

                                                                                                                          4,294,485
                                                                                                                     --------------

US TREASURY NOTES - 4.25%
   1,438,000   US TREASURY NOTE                                                            2.50        05/31/2006         1,433,170
     121,000   US TREASURY NOTE                                                            3.13        05/15/2007           121,000
     280,000   US TREASURY NOTE                                                            3.13        04/15/2009           272,048
      29,000   US TREASURY NOTE                                                            3.88        05/15/2009            29,097
     257,000   US TREASURY NOTE                                                            4.00        06/15/2009           259,199
      47,000   US TREASURY NOTE                                                            4.00        02/15/2014            44,793
     860,000   US TREASURY NOTE                                                            4.75        05/15/2014           868,971

                                                                                                                          3,028,278
                                                                                                                     --------------

TOTAL US TREASURY SECURITIES (COST $7,433,930)                                                                            7,322,763
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 3.13%
   2,229,000   GREENWICH CAPITAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT            1.55        07/01/2004         2,229,000
               SECURITIES

TOTAL REPURCHASE AGREEMENTS (COST $2,229,000)                                                                             2,229,000
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VARIABLE TRUST TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

SHARES                                                                                                                   VALUE
COLLATERAL FOR SECURITIES LENDING - 46.15%
            COLLATERAL FOR SECURITY LENDING                                                                          $   32,917,766

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $32,917,766)                                                               32,917,766
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $106,947,151)*                  149.28%                                                                        $  106,464,240
OTHER ASSETS AND LIABILITIES, NET     (49.28)                                                                           (35,147,237)
                                      ------                                                                         --------------
TOTAL NET ASSETS                      100.00%                                                                         $  71,317,003
                                      ------                                                                         --------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2)OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $4,512,432. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS         STATEMENT OF ASSETS AND LIABILITIES --
                                                                  JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                              VARIABLE TRUST   VARIABLE TRUST   VARIABLE TRUST
                                                                            ASSET ALLOCATION    EQUITY INCOME     EQUITY VALUE
                                                                                        FUND             FUND             FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .......................................      $ 288,367,070    $ 108,927,556     $ 29,860,457
   COLLATERAL FOR SECURITIES LOANED (NOTE 2).............................        125,850,959                0                0
   INVESTMENTS IN AFFILIATES ............................................         21,690,652        3,622,086                0
   REPURCHASE AGREEMENTS ................................................                  0                0          484,000
                                                                               -------------    -------------     ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW)                                435,908,681      112,549,642       30,344,457
                                                                               -------------    -------------     ------------
   CASH .................................................................             50,000           50,000           51,761
   RECEIVABLE FOR FUND SHARES ISSUED ....................................              4,202              773                0
   RECEIVABLE FOR INVESTMENTS SOLD ......................................              2,228                0                0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...............................          1,915,917          165,279           44,477
   PREPAID EXPENSES AND OTHER ASSETS ....................................              1,358                0                0
                                                                               -------------    -------------     ------------
                                                                                 437,882,386      112,765,694       30,440,695
                                                                               -------------    -------------     ------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..............            248,950                0                0
   PAYABLE FOR INVESTMENTS PURCHASED ....................................                  0                0                0
   DIVIDENDS PAYABLE ....................................................                  0                0                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................            181,862           63,004           14,310
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..............................             65,032           24,614            8,047
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...............................        125,850,959                0                0
   ACCRUED EXPENSES AND OTHER LIABILITIES ...............................                  0           20,097            1,366
TOTAL LIABILITIES                                                                126,346,803          107,715           23,723
                                                                               -------------    -------------     ------------
TOTAL NET ASSETS                                                               $ 311,535,583    $ 112,657,979     $ 30,416,972
                                                                               =============    =============     ============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ......................................................      $ 316,696,830    $ 107,505,300     $ 36,515,415
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................            138,999           36,130            6,330
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................          7,411,586       (4,180,166)      (8,451,735)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
      FOREIGN CURRENCIES ................................................        (11,992,326)       9,296,715        2,346,962
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ................           (719,506)               0                0
                                                                               -------------    -------------     ------------
TOTAL NET ASSETS                                                               $ 311,535,583    $ 112,657,979     $ 30,416,972
                                                                               -------------    -------------     ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS ...........................................................      $ 311,535,583    $ 112,657,979     $ 30,416,972
   SHARES OUTSTANDING ...................................................         24,557,994        7,357,759        3,553,191
   NET ASSET VALUE AND OFFERING PRICE PER SHARE .........................      $       12.69    $       15.31     $       8.56
                                                                               -------------    -------------     ------------
INVESTMENTS AT COST                                                            $ 447,901,007    $ 103,252,927     $ 27,997,495
                                                                               =============    =============     ============
SECURITIES ON LOAN, AT MARKET VALUE                                            $ 124,182,467    $           0     $          0
                                                                               =============    =============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --
JUNE 30, 2004                                   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                            VARIABLE TRUST   VARIABLE TRUST   VARIABLE TRUST
                                                                                    GROWTH    INTERNATIONAL    LARGE COMPANY
                                                                                      FUND      EQUITY FUND      GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .......................................    $  40,797,665     $ 26,328,639    $ 102,495,138
   COLLATERAL FOR SECURITIES LOANED (NOTE 2).............................        3,492,611        2,006,771        1,205,239
   INVESTMENTS IN AFFILIATES ............................................                0        2,042,923        1,954,327
   REPURCHASE AGREEMENTS ................................................          334,000                0                0
                                                                             -------------     ------------     ------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW)                               44,624,276       30,378,333      105,654,704
                                                                             -------------     ------------     ------------
   CASH .................................................................           51,683           50,000           50,000
   RECEIVABLE FOR FUND SHARES ISSUED ....................................                0              173              499
   RECEIVABLE FOR INVESTMENTS SOLD ......................................                0                0                0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...............................           17,752           72,938           23,737
   PREPAID EXPENSES AND OTHER ASSETS ....................................                0                0            3,019
                                                                             -------------     ------------     ------------
                                                                                44,693,711       30,501,444      105,731,959
                                                                             -------------     ------------     ------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..............                0                0                0
   PAYABLE FOR INVESTMENTS PURCHASED ....................................                0                0                0
   DIVIDENDS PAYABLE ....................................................                0                0                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................           20,480           13,211           59,644
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..............................           10,058            7,478           22,363
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...............................        3,492,611        2,006,771        1,205,239
   ACCRUED EXPENSES AND OTHER LIABILITIES ...............................           16,325           34,899                0
TOTAL LIABILITIES                                                                3,539,474        2,062,359        1,287,246
                                                                             -------------     ------------     ------------
TOTAL NET ASSETS                                                             $  41,154,237     $ 28,439,085    $ 104,444,713
                                                                             -------------     ------------     ------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ......................................................    $  58,510,741     $ 26,636,074    $ 136,985,666
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................          (71,852)         263,267         (209,321)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................      (24,017,044)      (1,376,692)     (24,945,126)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
      FOREIGN CURRENCIES ................................................        6,732,392        2,916,436       (7,386,506)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ................                0                0                0
                                                                             -------------     ------------     ------------
TOTAL NET ASSETS                                                             $  41,154,237     $ 28,439,085    $ 104,444,713
                                                                             =============    =============     ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------------------
   NET ASSETS ...........................................................    $  41,154,237     $ 28,439,085    $ 104,444,713
   SHARES OUTSTANDING ...................................................        3,103,199        3,783,134       12,198,563
   NET ASSET VALUE AND OFFERING PRICE PER SHARE .........................    $       13.26     $       7.52    $        8.56
                                                                             -------------     ------------     ------------
INVESTMENTS AT COST                                                          $  37,891,884     $ 27,462,021    $ 113,041,210
                                                                             =============    =============     ============
SECURITIES ON LOAN, AT MARKET VALUE                                          $   3,408,340     $  1,942,745    $   1,208,412
                                                                             =============    =============     ============

                                                                            VARIABLE TRUST   VARIABLE TRUST   VARIABLE TRUST
                                                                              MONEY MARKET        SMALL CAP     TOTAL RETURN
                                                                                      FUND      GROWTH FUND        BOND FUND
----------------------------------------------------------------------------------------------------------------------------

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .......................................     $ 53,889,192    $ 164,858,270    $  71,317,474
   COLLATERAL FOR SECURITIES LOANED (NOTE 2).............................                0       44,835,849       32,917,766
   INVESTMENTS IN AFFILIATES ............................................                0        5,002,585                0
   REPURCHASE AGREEMENTS ................................................       11,539,631                0        2,229,000
                                                                              ------------    -------------    -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW)                               65,428,823      214,696,704      106,464,240
                                                                              ------------    -------------    -------------
   CASH .................................................................           50,000           50,000              593
   RECEIVABLE FOR FUND SHARES ISSUED ....................................            6,371            3,029           78,462
   RECEIVABLE FOR INVESTMENTS SOLD ......................................          500,000          108,481       12,571,859
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...............................           56,823           18,232       10,076,552
   PREPAID EXPENSES AND OTHER ASSETS ....................................                0            1,762                0
                                                                              ------------    -------------    -------------
                                                                                66,042,017      214,878,208      129,191,706
                                                                              ------------    -------------    -------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..............                0                0                0
   PAYABLE FOR INVESTMENTS PURCHASED ....................................                0        1,581,507       24,692,500
   DIVIDENDS PAYABLE ....................................................           21,942                0          203,591
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................           22,886          122,157           33,322
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..............................           15,318           35,321           16,482
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...............................                0       44,835,849       32,917,766
   ACCRUED EXPENSES AND OTHER LIABILITIES ...............................           51,862                0           11,042
TOTAL LIABILITIES                                                                  112,008       46,574,834       57,874,703
                                                                              ------------    -------------    -------------
TOTAL NET ASSETS                                                              $ 65,930,009    $ 168,303,374    $  71,317,003
                                                                              ------------    -------------    -------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ......................................................     $ 65,929,865    $ 170,108,853    $  68,022,059
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................               39         (754,376)           5,156
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................              105      (16,509,140)       3,772,699
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
      FOREIGN CURRENCIES ................................................                0       15,458,037         (482,911)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ................                0                0                0
                                                                              ------------    -------------    -------------
TOTAL NET ASSETS                                                              $ 65,930,009    $ 168,303,374    $  71,317,003
                                                                              ============    =============    =============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------------------
   NET ASSETS ...........................................................     $ 65,930,009    $ 168,303,374    $  71,317,003
   SHARES OUTSTANDING ...................................................       65,932,721       22,361,756        6,781,441
   NET ASSET VALUE AND OFFERING PRICE PER SHARE .........................     $       1.00    $        7.53    $       10.52
                                                                              ------------    -------------    -------------
INVESTMENTS AT COST                                                           $ 65,428,823    $ 199,238,667    $ 106,947,151
                                                                              ============    =============    =============
SECURITIES ON LOAN, AT  MARKET VALUE                                          $          0    $  43,136,892    $  32,377,683
                                                                              ============    =============    =============

WELLS FARGO VARIABLE TRUST FUNDS                      STATEMENT OF OPERATIONS --
                                          FOR THE SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                                 VARIABLE TRUST   VARIABLE TRUST   VARIABLE TRUST
                                                                               ASSET ALLOCATION    EQUITY INCOME     EQUITY VALUE
                                                                                           FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ..........................................................        $  1,333,367      $ 1,244,953        $ 349,298
   INTEREST ...............................................................           2,650,913               52            2,555
   INCOME ON MORTGAGE DOLLAR ROLLS ........................................                   0                0                0
   INCOME FROM AFFILIATED SECURITIES ......................................             172,270           12,307                0
   SECURITIES LENDING INCOME ..............................................              15,575              214               58
                                                                                   ------------      -----------        ---------
TOTAL INVESTMENT INCOME ...................................................           4,172,125        1,257,526          351,911
                                                                                   ------------      -----------        ---------

EXPENSES

   ADVISORY FEES ..........................................................             828,730          296,626           83,090
   ADMINISTRATION FEES ....................................................             241,085           86,291           24,172
   CUSTODY FEES ...........................................................              30,136           10,786            3,021
   ACCOUNTING FEES ........................................................              18,506           12,991           10,778
   DISTRIBUTION FEES (NOTE 3) .............................................             376,696          134,830           37,768
   AUDIT FEES .............................................................               9,150            8,111            7,616
   LEGAL FEES .............................................................               1,730              668              297
   REGISTRATION FEES ......................................................                 371              371              371
   SHAREHOLDER REPORTS ....................................................              10,386            5,767            3,115
   TRUSTEES' FEES .........................................................               3,149            3,149            3,149
   OTHER FEES AND EXPENSES ................................................               4,130            1,971            1,678
                                                                                   ------------      -----------        ---------
TOTAL EXPENSES ............................................................           1,524,069          561,561          175,055
                                                                                   ------------      -----------        ---------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........................             (17,287)         (22,241)         (23,983)
   NET EXPENSES ...........................................................           1,506,782          539,320          151,072
                                                                                   ------------      -----------        ---------
NET INVESTMENT INCOME (LOSS) ..............................................           2,665,343          718,206          200,839
                                                                                   ------------      -----------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........              58,268          561,160         (102,986)
   FUTURES TRANSACTIONS ...................................................           6,997,240                0                0
                                                                                   ------------      -----------        ---------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................           7,055,508          561,160         (102,986)
                                                                                   ------------      -----------        ---------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........             417,308        2,058,224          858,893
   FUTURES TRANSACTIONS ...................................................          (3,741,593)               0                0
                                                                                   ------------      -----------        ---------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......          (3,324,285)       2,058,224          858,893
                                                                                   ============      ===========        =========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................           3,731,223        2,619,384          755,907
                                                                                   ------------      -----------        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........        $  6,396,566      $ 3,337,590        $ 956,746
                                                                                   ============      ===========        =========

      (1) NET OF FOREIGN WITHHOLDING TAXES OF .............................        $          0      $    12,486        $   3,561

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --
FOR THE SIX MONTHS ENDED JUNE 30, 2004          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                               VARIABLE TRUST   VARIABLE TRUST   VARIABLE TRUST
                                                                                       GROWTH    INTERNATIONAL    LARGE COMPANY
                                                                                         FUND      EQUITY FUND      GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ..........................................................       $   138,285       $  345,712       $  282,681
   INTEREST ...............................................................             1,487               11               49
   INCOME ON MORTGAGE DOLLAR ROLLS ........................................                 0                0                0
   INCOME FROM AFFILIATED SECURITIES ......................................                 0            6,024            9,715
   SECURITIES LENDING INCOME ..............................................               227              524              102
                                                                                  -----------       ----------       ----------
TOTAL INVESTMENT INCOME ...................................................           139,999          352,271          292,547
                                                                                  -----------       ----------       ----------
EXPENSES
   ADVISORY FEES ..........................................................           116,518           96,518          276,027
   ADMINISTRATION FEES ....................................................            33,896           20,590           80,299
   CUSTODY FEES ...........................................................             4,237           12,869           10,037
   ACCOUNTING FEES ........................................................            11,125           10,651           12,778
   DISTRIBUTION FEES (NOTE 3) .............................................            52,963           32,173          125,467
   AUDIT FEES .............................................................             8,407            4,699              724
   LEGAL FEES .............................................................               494              100              766
   REGISTRATION FEES ......................................................               371              371              371
   SHAREHOLDER REPORTS ....................................................             4,585            2,720            5,635
   TRUSTEES' FEES .........................................................             3,149            3,149            3,149
   OTHER FEES AND EXPENSES ................................................             1,714            1,598            1,810
                                                                                  -----------       ----------       ----------
TOTAL EXPENSES ............................................................           237,459          185,438          517,063
                                                                                  -----------       ----------       ----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........................           (25,608)         (56,747)         (15,195)
   NET EXPENSES ...........................................................           211,851          128,691          501,868
                                                                                  -----------       ----------       ----------
NET INVESTMENT INCOME (LOSS) ..............................................           (71,852)         223,580         (209,321)
                                                                                  -----------       ----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........           709,145          404,898          171,467
   FUTURES TRANSACTIONS ...................................................                 0                0                0
                                                                                  -----------       ----------       ----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................           709,145          404,898          171,467
                                                                                  -----------       ----------       ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........           596,149         (836,310)        (433,152)
   FUTURES TRANSACTIONS ...................................................                 0                0                0
                                                                                  -----------       ----------       ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......           596,149         (836,310)        (433,152)
                                                                                  ===========       ==========       ==========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................         1,305,294         (431,412)        (261,685)
                                                                                  -----------       ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........       $ 1,233,442       $ (207,832)      $ (471,006)
                                                                                  ===========       ==========       ==========

      (1) NET OF FOREIGN WITHHOLDING TAXES OF .............................       $       700       $   43,407       $    9,614

                                                                               VARIABLE TRUST   VARIABLE TRUST   VARIABLE TRUST
                                                                                 MONEY MARKET        SMALL CAP     TOTAL RETURN
                                                                                         FUND      GROWTH FUND        BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ..........................................................         $       0     $    150,662     $          0
   INTEREST ...............................................................           384,669               67        1,434,011
   INCOME ON MORTGAGE DOLLAR ROLLS ........................................                 0                0           38,333
   INCOME FROM AFFILIATED SECURITIES ......................................                 0           20,427                0
   SECURITIES LENDING INCOME ..............................................                 0            6,339            4,243
                                                                                    ---------     ------------     ------------
TOTAL INVESTMENT INCOME ...................................................           384,669          177,495        1,476,587
                                                                                    ---------     ------------     ------------
EXPENSES
   ADVISORY FEES ..........................................................           136,358          582,419          161,970
   ADMINISTRATION FEES ....................................................            54,543          124,250           57,589
   CUSTODY FEES ...........................................................             6,818           15,531            7,199
   ACCOUNTING FEES ........................................................            11,860           14,343           11,969
   DISTRIBUTION FEES (NOTE 3) .............................................            85,224          194,140           89,984
   AUDIT FEES .............................................................             7,616            7,616            7,616
   LEGAL FEES .............................................................               892              643              643
   REGISTRATION FEES ......................................................               100              371              371
   SHAREHOLDER REPORTS ....................................................               100            3,709            3,749
   TRUSTEES' FEES .........................................................             3,149            3,149            3,149
   OTHER FEES AND EXPENSES ................................................             1,472            1,852            2,359
                                                                                    ---------     ------------     ------------
TOTAL EXPENSES ............................................................           308,132          948,023          346,598
                                                                                    ---------     ------------     ------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........................           (52,329)         (16,152)         (22,396)
   NET EXPENSES ...........................................................           255,803          931,871          324,202
                                                                                    ---------     ------------     ------------
NET INVESTMENT INCOME (LOSS) ..............................................           128,866         (754,376)       1,152,385
                                                                                    ---------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........                84       14,831,207         (687,787)
   FUTURES TRANSACTIONS ...................................................                 0                0                0
                                                                                    ---------     ------------     ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................                84       14,831,207         (687,787)
                                                                                    ---------     ------------     ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........                 0       (1,037,380)        (360,819)
   FUTURES TRANSACTIONS ...................................................                 0                0                0
                                                                                    ---------     ------------     ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......                 0       (1,037,380)        (360,819)
                                                                                    =========     ============     ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................                84       13,793,827       (1,048,606)
                                                                                    ---------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........         $ 128,950     $ 13,039,451     $    103,779
                                                                                    =========     ============     ============

      (1) NET OF FOREIGN WITHHOLDING TAXES OF .............................         $       0     $        457     $          0

WELLS FARGO VARIABLE TRUST FUNDS             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        VARIABLE TRUST
                                                                    ASSET ALLOCATION FUND
                                                          ---------------------------------------
                                                          (UNAUDITED) FOR THE             FOR THE
                                                             SIX MONTHS ENDED          YEAR ENDED
                                                                JUNE 30, 2004   DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................         $ 290,722,925       $ 212,573,927

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................             2,665,343           3,928,695
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............             7,055,508          10,716,814
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ...................            (3,324,285)         34,341,596
                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................             6,396,566          48,987,105
                                                                -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................            (2,530,267)         (3,913,604)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........                     0             (15,130)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................            29,868,642          63,415,699
   REINVESTMENT OF DISTRIBUTIONS ......................             2,530,272           3,928,667
   COST OF SHARES REDEEMED ............................           (15,452,555)        (34,253,739)
                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ....................            16,946,359          33,090,627
                                                                =============       =============
NET INCREASE (DECREASE) IN NET ASSETS .................            20,812,658          78,148,998
                                                                =============       =============
ENDING NET ASSETS .....................................         $ 311,535,583       $ 290,722,925
                                                                -------------       -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................             2,350,556           5,506,041
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....               200,211             342,456
   SHARES REDEEMED ....................................            (1,223,236)         (3,031,046)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........             1,327,531           2,817,451
                                                                =============       =============
ENDING BALANCE OF UNDISTRIBUTED
   NET INVESTMENT INCOME (LOSS) .......................         $     138,999       $       3,923
                                                                =============       =============

                                                                        VARIABLE TRUST
                                                                      EQUITY INCOME FUND
                                                          ---------------------------------------
                                                          (UNAUDITED) FOR THE             FOR THE
                                                             SIX MONTHS ENDED          YEAR ENDED
                                                                JUNE 30, 2004   DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................         $ 103,157,429       $  78,400,251

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................               718,206           1,349,615
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............               561,160          (3,780,757)
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ...................             2,058,224          22,472,304
                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................             3,337,590          20,041,162
                                                                -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................              (682,076)         (1,355,375)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........                     0          (2,166,678)

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................            20,193,146          30,443,643
   REINVESTMENT OF DISTRIBUTIONS ......................               682,076           3,522,052
   COST OF SHARES REDEEMED ............................           (14,030,186)        (25,727,626)
                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ....................             6,845,036           8,238,069
                                                                =============       =============
NET INCREASE (DECREASE) IN NET ASSETS .................             9,500,550          24,757,178
                                                                =============       =============
ENDING NET ASSETS .....................................         $ 112,657,979       $ 103,157,429
                                                                -------------       -------------
SHARES ISSUED AND REDEEMED:

   SHARES SOLD ........................................             1,318,831           2,300,201
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....                44,684             261,855
   SHARES REDEEMED ....................................              (914,348)         (2,016,317)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........               449,167             545,739
                                                                =============       =============
ENDING BALANCE OF UNDISTRIBUTED
   NET INVESTMENT INCOME (LOSS) .......................         $      36,130       $           0
                                                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS             WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                         VARIABLE TRUST
                                                                       EQUITY VALUE FUND
                                                          ---------------------------------------
                                                          (UNAUDITED) FOR THE             FOR THE
                                                             SIX MONTHS ENDED          YEAR ENDED
                                                                JUNE 30, 2004   DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................          $ 29,481,977        $ 25,124,073

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................               200,839             416,143
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............              (102,986)         (1,737,897)
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ...................               858,893           7,314,821
                                                                 ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................               956,746           5,993,067
                                                                 ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................              (194,509)           (419,582)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........                     0                   0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................             4,338,119           6,350,243
   REINVESTMENT OF DISTRIBUTIONS ......................               194,508             419,582
   COST OF SHARES REDEEMED ............................            (4,359,869)         (7,985,406)
                                                                 ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ....................               172,758          (1,215,581)
                                                                 ============        ============
NET INCREASE (DECREASE) IN NET ASSETS .................               934,995           4,357,904
                                                                 ============        ============
ENDING NET ASSETS .....................................          $ 30,416,972        $ 29,481,977
                                                                 ------------        ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................               506,684             879,669
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....                22,783              56,190
   SHARES REDEEMED ....................................              (511,291)         (1,122,096)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........                18,176            (186,237)
                                                                 ============        ============
ENDING BALANCE OF UNDISTRIBUTED
   NET INVESTMENT INCOME (LOSS) .......................          $      6,330        $          0
                                                                 ============        ============

                                                                       VARIABLE TRUST
                                                                         GROWTH FUND
                                                          ---------------------------------------
                                                          (UNAUDITED) FOR THE             FOR THE
                                                             SIX MONTHS ENDED          YEAR ENDED
                                                                JUNE 30, 2004   DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................          $ 43,383,784        $ 42,644,137

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................               (71,852)           (181,547)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............               709,145          (1,031,345)
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ...................               596,149           9,941,477
                                                                 ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................             1,233,442           8,728,585
                                                                 ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................                     0                   0
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........                     0                   0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................               982,371           1,564,320
   REINVESTMENT OF DISTRIBUTIONS ......................                     0                   0
   COST OF SHARES REDEEMED ............................            (4,445,360)         (9,553,258)
                                                                 ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ....................            (3,462,989)         (7,988,938)
                                                                 ============        ============
NET INCREASE (DECREASE) IN NET ASSETS .................            (2,229,547)            739,647
                                                                 ============        ============
ENDING NET ASSETS .....................................          $ 41,154,237        $ 43,383,784
                                                                 ------------        ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................                75,534             135,997
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....                     0                   0
   SHARES REDEEMED ....................................              (338,824)           (856,539)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........              (263,290)           (720,542)
                                                                 ============        ============
ENDING BALANCE OF UNDISTRIBUTED
   NET INVESTMENT INCOME (LOSS) .......................          $    (71,852)       $          0
                                                                 ============        ============

                                                                       VARIABLE TRUST
                                                                 INTERNATIONAL EQUITY FUND
                                                          ---------------------------------------
                                                          (UNAUDITED) FOR THE             FOR THE
                                                             SIX MONTHS ENDED          YEAR ENDED
                                                                JUNE 30, 2004   DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................          $ 22,033,435        $  9,315,817

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................               223,580              94,592
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............               404,898            (595,589)
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ...................              (836,310)          4,897,052
                                                                 ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................              (207,832)          4,396,055
                                                                 ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................                     0             (50,877)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........                     0                   0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................             7,415,335          15,425,024
   REINVESTMENT OF DISTRIBUTIONS ......................                     0              50,877
   COST OF SHARES REDEEMED ............................              (801,853)         (7,103,461)
                                                                 ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ....................             6,613,482           8,372,440
                                                                 ============        ============
NET INCREASE (DECREASE) IN NET ASSETS .................             6,405,650          12,717,618
                                                                 ============        ============
ENDING NET ASSETS .....................................          $ 28,439,085        $ 22,033,435
                                                                 ------------        ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................               976,429           2,528,699
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....                     0               8,219
   SHARES REDEEMED ....................................              (106,346)         (1,237,145)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........               870,083           1,299,773
                                                                 ============        ============
ENDING BALANCE OF UNDISTRIBUTED
   NET INVESTMENT INCOME (LOSS) .......................          $    263,267        $     39,687
                                                                 ============        ============

WELLS FARGO VARIABLE TRUST FUNDS             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       VARIABLE TRUST
                                                                                                 LARGE COMPANY GROWTH FUND
                                                                                          ---------------------------------------
                                                                                          (UNAUDITED) FOR THE            FOR THE
                                                                                             SIX MONTHS ENDED          YEAR ENDED
                                                                                                JUNE 30, 2004   DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................................         $  96,801,871       $  69,107,567

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................................              (209,321)           (365,269)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................               171,467          (3,342,593)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................              (433,152)         22,216,838
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................              (471,006)         18,508,976
                                                                                                -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................................................                     0                   0
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........................................                     0                   0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................................................            13,667,308          21,803,210
   REINVESTMENT OF DISTRIBUTIONS ......................................................                     0                   0
   COST OF SHARES REDEEMED ............................................................           (5,553,460)        (12,617,882)
                                                                                                -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .......             8,113,848           9,185,328
                                                                                                =============       =============
NET INCREASE (DECREASE) IN NET ASSETS .................................................             7,642,842          27,694,304
                                                                                                =============       =============
ENDING NET ASSETS .....................................................................         $ 104,444,713       $  96,801,871
                                                                                                -------------       -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................................................             1,583,178           2,852,652
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....................................                     0                   0
   SHARES REDEEMED ....................................................................              (645,149)         (1,735,856)
                                                                                                =============       =============
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS               938,029           1,116,796
                                                                                                =============       =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................         $    (209,321)      $           0
                                                                                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS             WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                                                         VARIABLE TRUST
                                                                                                        MONEY MARKET FUND
                                                                                          ---------------------------------------
                                                                                          (UNAUDITED) FOR THE             FOR THE
                                                                                             SIX MONTHS ENDED          YEAR ENDED
                                                                                                JUNE 30, 2004   DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................................         $  81,583,027        $ 96,274,368

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................................               128,866             466,690
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................                    84                 193
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................                     0                   0
                                                                                                -------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................               128,950             466,883
                                                                                                -------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................................................              (128,865)           (466,690)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........................................                     0                   0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................................................            29,154,782          56,934,291
   REINVESTMENT OF DISTRIBUTIONS ......................................................               135,035             440,781
   COST OF SHARES REDEEMED ............................................................           (44,942,920)        (72,066,606)
                                                                                                -------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .......           (15,653,103)        (14,691,534)
                                                                                                =============        ============
NET INCREASE (DECREASE) IN NET ASSETS .................................................           (15,653,018)        (14,691,341)
                                                                                                =============        ============
ENDING NET ASSETS .....................................................................         $  65,930,009        $ 81,583,027
                                                                                                -------------        ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................................................            29,154,782          56,934,290
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....................................               135,035             440,781
   SHARES REDEEMED ....................................................................           (44,942,920)        (72,066,606)
                                                                                                =============        ============
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS           (15,653,103)        (14,691,535)
                                                                                                =============        ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................         $          39        $         38
                                                                                                =============        ============

                                                                                                       VARIABLE TRUST
                                                                                                   SMALL CAP GROWTH FUND
                                                                                          ---------------------------------------
                                                                                          (UNAUDITED) FOR THE             FOR THE
                                                                                             SIX MONTHS ENDED          YEAR ENDED
                                                                                                JUNE 30, 2004   DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................................         $ 138,151,323        $ 68,349,298

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................................              (754,376)           (851,703)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................            14,831,207          16,854,689
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................            (1,037,380)         18,010,741
                                                                                                -------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................            13,039,451          34,013,727
                                                                                                -------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................................................                     0                   0
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........................................                     0                   0

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................................................            20,419,191          41,065,584
   REINVESTMENT OF DISTRIBUTIONS ......................................................                     0                   0
   COST OF SHARES REDEEMED ............................................................            (3,306,591)         (5,277,286
                                                                                                -------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .......            17,112,600          35,788,298
                                                                                                =============        ============
NET INCREASE (DECREASE) IN NET ASSETS .................................................            30,152,051          69,802,025
                                                                                                =============        ============
ENDING NET ASSETS .....................................................................         $ 168,303,374        $138,151,323
                                                                                                -------------        ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................................................             2,782,001           6,950,431
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....................................                     0                   0
   SHARES REDEEMED ....................................................................              (454,166)         (1,017,021)
                                                                                                =============        ============
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS             2,327,835           5,933,410
                                                                                                =============        ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................         $    (754,376)       $          0
                                                                                                =============        ============

                                                                                                      VARIABLE TRUST
                                                                                                 TOTAL RETURN BOND FUND
                                                                                          ---------------------------------------
                                                                                          (UNAUDITED) FOR THE             FOR THE
                                                                                             SIX MONTHS ENDED          YEAR ENDED
                                                                                                JUNE 30, 2004   DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................................          $ 70,987,859        $ 68,498,801

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................................             1,152,385           2,919,344
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................              (687,787)          4,447,903
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................              (360,819)         (1,750,446)
                                                                                                 ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................               103,779           5,616,801
                                                                                                 ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................................................            (1,147,229)         (2,926,175)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........................................                     0            (869,815)

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................................................            22,708,666          19,512,548
   REINVESTMENT OF DISTRIBUTIONS ......................................................               950,262           3,806,413
   COST OF SHARES REDEEMED ............................................................           (22,286,334)        (22,650,714)
                                                                                                 ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .......             1,372,594             668,247
                                                                                                 ============        ============
NET INCREASE (DECREASE) IN NET ASSETS .................................................               329,144           2,489,058
                                                                                                 ============        ============
ENDING NET ASSETS .....................................................................          $ 71,317,003        $ 70,987,859
                                                                                                 ------------        ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................................................             2,124,039           1,836,777
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....................................                88,938             358,543
   SHARES REDEEMED ....................................................................            (2,090,872)         (2,137,437)
                                                                                                 ============        ============
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS               122,105              57,883
                                                                                                 ============        ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................          $      5,156        $          0
                                                                                                 ============        ============

WELLS FARGO VARIABLE TRUST FUNDS                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                            BEGINNING          NET              AND    DIVIDENDS   DISTRIBUTIONS
                                                            NET ASSET   INVESTMENT       UNREALIZED     FROM NET        FROM NET
                                                            VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT        REALIZED
                                                                SHARE       (LOSS)      INVESTMENTS       INCOME           GAINS
--------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
--------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............     $ 12.51        0.11             0.17        (0.10)           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................     $ 10.41        0.18             2.10        (0.18)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................     $ 12.32        0.21            (1.78)       (0.23)          (0.11)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................     $ 13.82        0.20            (1.17)       (0.20)          (0.33)
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................     $ 14.42        0.31            (0.13)       (0.31)          (0.47)
JANUARY 1, 1999 TO DECEMBER 31, 1999 ....................     $ 13.45        0.27             0.97        (0.26)          (0.01)

EQUITY INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............     $ 14.93        0.09             0.38        (0.09)           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................     $ 12.32        0.21             2.95        (0.21)          (0.34)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................     $ 15.52        0.21            (3.19)       (0.22)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................     $ 17.01        0.16            (1.09)       (0.15)          (0.41)
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................     $ 17.09        0.17             0.21        (0.17)          (0.29)
JANUARY 1, 1999 TO DECEMBER 31, 1999 ....................     $ 16.00        0.17             1.09        (0.17)           0.00

EQUITY VALUE FUND
--------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............     $  8.34        0.05             0.22        (0.05)           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................     $  6.75        0.12             1.59        (0.12)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................     $  9.02        0.10            (2.27)       (0.10)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................     $  9.70        0.06            (0.68)       (0.06)           0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................     $  9.23        0.07             0.46        (0.06)           0.00
JANUARY 1, 1999 TO DECEMBER 31, 1999 ....................     $  9.55        0.08            (0.32)       (0.08)           0.00

GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............     $ 12.89       (0.02)            0.39         0.00            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................     $ 10.43       (0.05)            2.51         0.00            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................     $ 14.08       (0.02)           (3.62)       (0.01)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................     $ 19.06        0.01            (3.65)        0.00           (1.34)
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................     $ 24.10        0.00            (2.95)        0.00           (2.09)
JANUARY 1, 1999 TO DECEMBER 31, 1999 ....................     $ 20.05        0.02             4.06        (0.03)           0.00

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............     $  7.56        0.06            (0.10)        0.00            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................     $  5.77        0.02             1.79        (0.02)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................     $  7.50        0.02            (1.74)       (0.01)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................     $  8.94        0.02            (1.46)        0.00            0.00
JULY 3, 2000(3) TO DECEMBER 31, 2000 ....................     $ 10.00        0.03            (1.06)       (0.03)           0.00

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED)                  $  8.60       (0.02)           (0.02)        0.00            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................     $  6.81       (0.03)            1.82         0.00            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................     $  9.46       (0.05)           (2.60)        0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................     $ 11.96       (0.04)           (2.46)        0.00            0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................     $ 12.03       (0.04)           (0.03)        0.00            0.00
SEPTEMBER 20, 1999(3) TO DECEMBER 31, 1999 ..............     $ 10.00       (0.01)            2.04         0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                            WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                            ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                         NET ASSET   -----------------------------------------------
                                                                RETURN   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                            OF CAPITAL       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............        0.00      $ 12.69            1.77%      1.01%     (0.01)%     1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................        0.00      $ 12.51            1.64%      1.02%     (0.02)%     1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................        0.00      $ 10.41            1.90%      1.02%     (0.02)%     1.00%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................        0.00      $ 12.32            1.64%      1.04%     (0.04)%     1.00%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................        0.00      $ 13.82            2.19%      1.12%     (0.12)%     1.00%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ....................        0.00      $ 14.42            2.05%      1.17%     (0.20)%     0.97%

EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............        0.00      $ 15.31            1.33%      1.04%     (0.04)%     1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................        0.00      $ 14.93            1.59%      1.06%     (0.06)%     1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................        0.00      $ 12.32            1.46%      1.09%     (0.09)%     1.00%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................        0.00      $ 15.52            1.05%      1.23%     (0.23)%     1.00%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................        0.00      $ 17.01            1.02%      1.17%     (0.17)%     1.00%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ....................        0.00      $ 17.09            1.16%      1.12%     (0.26)%     0.86%

EQUITY VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............        0.00      $  8.56            1.33%      1.16%     (0.16)%     1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................        0.00      $  8.34            1.62%      1.20%     (0.20)%     1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................        0.00      $  6.75            1.19%      1.27%     (0.27)%     1.00%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................        0.00      $  9.02            0.55%      1.16%     (0.16)%     1.00%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................        0.00      $  9.70            0.78%      1.56%     (0.56)%     1.00%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ....................        0.00      $  9.23            0.96%      1.53%     (0.47)%     1.06%

GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............         0.00     $ 13.26            (0.34)%     1.12%    (0.12)%     1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................         0.00     $ 12.89            (0.44)%     1.13%    (0.13)%     1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................         0.00     $ 10.43            (0.14)%     1.14%    (0.14)%     1.00%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................         0.00     $ 14.08             0.08%      1.27%    (0.27)%     1.00%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................         0.00     $ 19.06             0.01%      1.23%    (0.23)%     1.00%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ....................         0.00     $ 24.10             0.11%      1.27%    (0.20)%     1.07%

INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............         0.00     $  7.52            1.74%       1.44%    (0.44)%     1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................         0.00     $  7.56            0.69%       1.59%    (0.59)%     1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................         0.00     $  5.77            0.71%       3.26%    (2.26)%     1.00%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................         0.00     $  7.50            0.48%       7.21%    (6.21)%     1.00%
JULY 3, 2000(3) TO DECEMBER 31, 2000 ....................         0.00     $  8.94            0.98%       2.40%    (1.40)%     1.00%

LARGE COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............         0.00     $  8.56           (0.42)%      1.03%    (0.03)%     1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................         0.00     $  8.60           (0.46)%      1.06%    (0.06)%     1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................         0.00     $  6.81           (0.56)%      1.08%    (0.08)%     1.00%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................         0.00     $  9.46           (0.47)%      1.01%    (0.03)%     0.98%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................         0.00     $ 11.96           (0.42)%      1.43%    (0.43)%     1.00%
SEPTEMBER 20, 1999(3) TO DECEMBER 31, 1999 ..............         0.00     $ 12.03           (0.47)%      1.43%    (0.43)%     1.00%

                                                                        PORTFOLIO     NET ASSETS AT
                                                               TOTAL     TURNOVER     END OF PERIOD
                                                            RETURN(2)        RATE   (000'S OMITTED)
---------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
---------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............       2.28%           0%        $ 311,536
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................      22.09%           7%        $ 290,723
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................     (12.85)%         16%        $ 212,574
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................      (6.96)%         25%        $ 255,938
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................       1.02%          48%        $ 270,278
JANUARY 1, 1999 TO DECEMBER 31, 1999 ....................       9.33%          30%        $ 240,671

EQUITY INCOME FUND
---------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............       3.18%           6%        $ 112,658
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................      26.21%          15%        $ 103,157
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................     (19.26)%         16%        $  78,400
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................      (5.41)%          5%        $ 106,199
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................       2.33%           4%        $ 113,350
JANUARY 1, 1999 TO DECEMBER 31, 1999 ....................       7.90%           5%        $ 127,793

EQUITY VALUE FUND
---------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............       3.29%          10%        $  30,417
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................      25.57%          20%        $  29,482
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................     (24.09)%         98%        $  25,124
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................      (6.39)%        107%        $  38,721
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................       5.78%         124%        $  47,013
JANUARY 1, 1999 TO DECEMBER 31, 1999 ....................      (2.48)%        139%        $  26,567

GROWTH FUND
---------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............       2.87%          20%        $  41,154
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................      23.59%          58%        $  43,384
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................     (25.84)%        120%        $  42,644
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................     (19.21)%         50%        $  73,631
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................     (13.60)%         67%        $ 105,248
JANUARY 1, 1999 TO DECEMBER 31, 1999 ....................      20.41%          54%        $ 128,495

INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............      (0.53)%         12%        $  28,439
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................      31.46%          90%        $  22,033
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................     (22.92)%         54%        $   9,316
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................     (16.09)%         41%        $   4,946
JULY 3, 2000(3) TO DECEMBER 31, 2000 ....................     (10.33)%         19%        $   1,620

LARGE COMPANY GROWTH FUND
---------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) ............      (0.47)%          6%        $ 104,445
JANUARY 1, 2003 TO DECEMBER 31, 2003 ....................       26.28%         10%        $  96,802
JANUARY 1, 2002 TO DECEMBER 31, 2002 ....................     (28.01)%         18%        $  69,108
JANUARY 1, 2001 TO DECEMBER 31, 2001 ....................     (20.88)%         14%        $ 104,888
JANUARY 1, 2000 TO DECEMBER 31, 2000 ....................      (0.58)%          8%        $ 117,885
SEPTEMBER 20, 1999(3) TO DECEMBER 31, 1999 ..............      20.30%           0%        $  50,988

WELLS FARGO VARIABLE TRUST FUNDS                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   NET REALIZED
                                                       BEGINNING          NET               AND    DIVIDENDS   DISTRIBUTIONS
                                                       NET ASSET   INVESTMENT        UNREALIZED     FROM NET        FROM NET
                                                       VALUE PER       INCOME    GAIN (LOSS) ON   INVESTMENT        REALIZED
                                                           SHARE       (LOSS)       INVESTMENTS       INCOME           GAINS
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) .......     $  1.00         0.00              0.00         0.00           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............     $  1.00         0.01              0.00        (0.01)          0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............     $  1.00         0.01              0.00        (0.01)          0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............     $  1.00         0.04              0.00        (0.04)          0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............     $  1.00         0.06              0.00        (0.06)          0.00
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...............     $  1.00         0.04              0.00        (0.04)          0.00

SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) .......     $  6.90        (0.03)             0.66         0.00           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............     $  4.85        (0.04)             2.09         0.00           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............     $  7.85        (0.04)            (2.96)        0.00           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............     $ 10.38        (0.04)            (2.49)        0.00           0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............     $ 18.09        (0.08)            (3.71)        0.00          (3.15)
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...............     $ 10.88        (0.04)             7.25         0.00           0.00

TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) .......     $ 10.66         0.17             (0.14)       (0.17)          0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............     $ 10.38         0.45              0.41        (0.45)         (0.13)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............     $ 10.24         0.61              0.16        (0.61)         (0.02)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............     $ 10.14         0.64              0.10        (0.64)          0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............     $  9.82         0.64              0.32        (0.64)          0.00
SEPTEMBER 20, 1999(3) TO DECEMBER 31, 1999 .........     $ 10.00         0.16             (0.18)       (0.16)          0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                            WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                       ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                    NET ASSET   -----------------------------------------------
                                                           RETURN   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                       OF CAPITAL       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) .......         0.00     $  1.00            0.38%      0.90%    (0.15)%      0.75%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............         0.00     $  1.00            0.51%      0.89%    (0.14)%      0.75%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............         0.00     $  1.00            1.24%      0.73%    (0.01)%      0.72%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............         0.00     $  1.00            3.46%      0.73%    (0.00)%      0.73%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............         0.00     $  1.00            5.64%      0.90%    (0.05)%      0.85%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...............         0.00     $  1.00            4.45%      1.07%    (0.21)%      0.86%

SMALL CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) .......         0.00     $  7.53          (0.97)%      1.22%    (0.02)%      1.20%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............         0.00     $  6.90          (0.91)%      1.25%    (0.05)%      1.20%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............         0.00     $  4.85          (0.92)%      1.32%    (0.12)%      1.20%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............         0.00     $  7.85          (0.85)%      1.32%    (0.14)%      1.18%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............        (0.77)    $ 10.38          (0.72)%      2.41%    (1.21)%      1.20%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...............         0.00     $ 18.09          (0.37)%      1.94%    (0.99)%      0.95%

TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) .......         0.00     $ 10.52            3.20%      0.96%    (0.06)%      0.90%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............         0.00     $ 10.66            4.17%      0.97%    (0.07)%      0.90%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............         0.00     $ 10.38            5.97%      1.02%    (0.12)%      0.90%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............         0.00     $ 10.24            6.20%      1.14%    (0.24)%      0.90%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............         0.00     $ 10.14            6.53%      1.25%    (0.35)%      0.90%
SEPTEMBER 20, 1999(3) TO DECEMBER 31, 1999 .........         0.00     $  9.82            5.87%      1.25%    (0.35)%      0.90%

                                                                   PORTFOLIO     NET ASSETS AT
                                                          TOTAL     TURNOVER     END OF PERIOD
                                                       RETURN(2)       RATE    (000'S OMITTED)
----------------------------------------------------------------------------------------------
MONEY MARKET FUND
----------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) .......       0.19%         N/A         $  65,930
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       0.50%         N/A         $  81,583
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............       1.25%         N/A         $  96,274
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............       3.73%         N/A         $ 105,360
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............       5.76%         N/A         $  53,095
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...............       4.46%         N/A         $  42,164

SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) .......       9.13%          88%        $ 168,303
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............      42.27%         191%        $ 138,151
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............     (38.22)%        243%        $  68,349
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............     (24.37)%        218%        $  57,216
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............     (22.58)%        260%        $  33,610
JANUARY 1, 1999 TO DECEMBER 31, 1999 ...............      66.27%         314%        $  23,819

TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------------------
JANUARY 1, 2004 TO JUNE 30, 2004 (UNAUDITED) .......       0.26%         542%        $  71,317
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............       8.40%         619%        $  70,988
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............       7.75%          82%        $  68,499
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............       7.41%          69%        $  72,920
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............      10.22%         100%        $  71,957
SEPTEMBER 20, 1999(3) TO DECEMBER 31, 1999 .........      (0.16)%         59%        $  68,423

WELLS FARGO VARIABLE TRUST FUNDS                   NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES T0 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any insurance costs, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. Total returns for periods less than one year are not annualized.

(3)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust consists of nine separate diversified funds (each, a "Fund", collectively, the "Funds") as of the end of the reporting period: the Asset Allocation Fund, Equity Income Fund, Equity Value Fund, Growth Fund, International Equity Fund, Large Company Growth Fund, Money Market Fund, Small Cap Growth Fund, and Total Return Bond Fund. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. If trading or events occurring in other markets after the close of the principal exchange in which the foreign investments are traded are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Money Market Fund values its shares at 12:00 p.m. (Eastern Time) each business day. The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

WELLS FARGO VARIABLE TRUST FUNDS       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION

      The accounting records of each Fund of the Trust are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, for the Growth, International Equity, Large Company Growth, and Small Cap Growth Funds is declared and distributed to shareholders annually. Net investment income, if any, for the Asset Allocation, Equity Income, and Equity Value Funds is declared and distributed quarterly. Net investment income, if any, for the Money Market and Total Return Bond Funds is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2004.

      At December 31, 2003, the following Fund(s) had estimated net capital loss carryforwards which are available to offset future net realized capital gains:

      Fund                                              Year Expires   Capital Loss Carryforwards
-------------------------------------------------------------------------------------------------
      VARIABLE TRUST EQUITY INCOME FUND                     2011             $  4,638,198
-------------------------------------------------------------------------------------------------
      VARIABLE TRUST EQUITY VALUE FUND                      2007                  464,041
                                                            2008                1,488,881
                                                            2010                4,345,308
                                                            2011                1,929,288
-------------------------------------------------------------------------------------------------
      VARIABLE TRUST GROWTH FUND                            2009                8,463,287
                                                            2010               14,395,487
                                                            2011                1,781,980
-------------------------------------------------------------------------------------------------
      VARIABLE TRUST INTERNATIONAL EQUITY FUND              2008                    3,640
                                                            2009                  143,229
                                                            2010                  663,493
                                                            2011                  443,219
-------------------------------------------------------------------------------------------------
      VARIABLE TRUST LARGE COMPANY GROWTH FUND              2009                6,092,101
                                                            2010               14,881,364
                                                            2011                2,858,910
-------------------------------------------------------------------------------------------------
      VARIABLE TRUST SMALL CAP GROWTH FUND                  2009                5,499,049
                                                            2010               25,427,133

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

      At December 31, 2003, the following Fund(s) had a current year deferred post-October capital loss, which will be treated as realized for tax purposes on the first day of the succeeding year:

    Fund                                      Deferred Post-October Capital Loss
--------------------------------------------------------------------------------
    VARIABLE TRUST EQUITY INCOME FUND                    $ 57,318
--------------------------------------------------------------------------------
    VARIABLE TRUST EQUITY VALUE FUND                        4,572
--------------------------------------------------------------------------------
    VARIABLE TRUST INTERNATIONAL EQUITY FUND                2,627
--------------------------------------------------------------------------------
    VARIABLE TRUST MONEY MARKET FUND                          206
--------------------------------------------------------------------------------
    VARIABLE TRUST TOTAL RETURN BOND FUND                  28,657
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into foreign currency forward contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2004, the following Fund(s) held futures contracts:

                                                                                         Net Unrealized
                                                                           Notional       Appreciation
    Fund                   Contracts       Type       Expiration Date   Contract Value   (Depreciation)
-------------------------------------------------------------------------------------------------------
    VARIABLE TRUST ASSET
      ALLOCATION FUND      Short 734   U.S. T-Bonds   September 2004    $ 78,079,250     $ (1,404,727)
-------------------------------------------------------------------------------------------------------
                           Long 98     U.S. T-Bonds   September 2004      10,247,969          176,781
-------------------------------------------------------------------------------------------------------
                           Long 302    S&P 500        September 2004      85,591,760          508,440
-------------------------------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Fund(s) may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund receives compensation from the interest earned on the cash proceeds of the initial sale and in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

REPURCHASE AGREEMENTS

      The Fund(s)may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral

WELLS FARGO VARIABLE TRUST FUNDS       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

may be held by an agent bank under a tri-party agreement. It is a Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by a Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at June 30, 2004 are shown on the Statement of Assets and Liabilities.

      At June 30, 2004, cash collateral invested and credit quality breakdown were as follows:

                                                              Repurchase   Short-Term    Mid-Term       Money
      Fund                                                    Agreements   Securities   Securities   Market Fund   Total
------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST ASSET ALLOCATION FUND                        33%          26%          39%           2%       100%
------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST GROWTH FUND                                  20%          15%          64%           1%       100%
------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST INTERNATIONAL EQUITY FUND                    38%          30%          30%           2%       100%
------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST LARGE COMPANY GROWTH FUND                     6%           0%           0%          94%       100%
------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST SMALL CAP GROWTH FUND                        36%          30%          32%           2%       100%
------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST TOTAL RETURN BOND FUND                       30%          25%          43%           2%       100%

      Fund                                                                  A Ratings   AA Ratings   AAA Ratings   Total
------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST ASSET ALLOCATION FUND                                     60%          16%          24%       100%
------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST GROWTH FUND                                               53%           5%          42%       100%
------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST INTERNATIONAL EQUITY FUND                                 63%          11%          26%       100%
------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST LARGE COMPANY GROWTH FUND                                100%           0%           0%       100%
------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST SMALL CAP GROWTH FUND                                     69%           9%          22%       100%
------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST TOTAL RETURN BOND FUND                                    57%          22%          21%       100%

WHEN-ISSUED TRANSACTIONS

      The Fund(s) records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)      WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract on behalf of the Fund(s) with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-today portfolio management of the Fund.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management for a Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Funds Management and the investment sub-advisers are entitled to be paid a monthly fee at the following annual rates:

                                         Advisory Fee                                                          Sub-Advisory Fee
                                        (% of Average                                          Average Daily    (% of Average
       Fund                           Daily Net Assets)            Sub-Adviser                  Net Assets     Daily Net Assets)
--------------------------------------------------------------------------------------------------------------------------------
       VARIABLE TRUST ASSET                 0.55          Wells Capital Management            $0 - 1 billion          0.15
       ALLOCATION FUND                                          Incorporated                    > $1 billion          0.10
--------------------------------------------------------------------------------------------------------------------------------
       VARIABLE TRUST EQUITY                0.55          Wells Capital Management          $0 - 200 million          0.25
       INCOME FUND                                              Incorporated              $200 - 400 million          0.20
                                                                                               >$400 million          0.15
--------------------------------------------------------------------------------------------------------------------------------
       VARIABLE TRUST EQUITY                0.55          Wells Capital Management          $0 - 200 million          0.25
       VALUE FUND                                               Incorporated              $200 - 400 million          0.20
                                                                                               >$400 million          0.15
--------------------------------------------------------------------------------------------------------------------------------
       VARIABLE TRUST GROWTH FUND           0.55          Wells Capital Management          $0 - 200 million          0.25
                                                                Incorporated              $200 - 400 million          0.20
                                                                                               >$400 million          0.15
--------------------------------------------------------------------------------------------------------------------------------
       VARIABLE TRUST INTERNATIONAL         0.75          Wells Capital Management          $0 - 200 million          0.35
       EQUITY FUND                                              Incorporated                  > $200 million          0.25
--------------------------------------------------------------------------------------------------------------------------------
       VARIABLE TRUST LARGE COMPANY         0.55          Peregrine Capital Management       $0 - 25 million          0.75
       GROWTH FUND                                              Incorporated                $25 - 50 million          0.60
                                                                                          $50 - $275 million          0.50
                                                                                              > $275 million          0.30
--------------------------------------------------------------------------------------------------------------------------------
       VARIABLE TRUST MONEY                 0.40          Wells Capital Management            $0 - 1 billion          0.05
       MARKET FUND                                              Incorporated                    > $1 billion          0.04
--------------------------------------------------------------------------------------------------------------------------------
       VARIABLE TRUST SMALL CAP             0.75          Wells Capital Management          $0 - 200 million          0.25
       GROWTH FUND                                              Incorporated                  > $200 million          0.20
--------------------------------------------------------------------------------------------------------------------------------
       VARIABLE TRUST TOTAL                 0.45          Wells Capital Management          $0 - 400 million          0.15
       RETURN BOND FUND                                         Incorporated              $400 - 800 million         0.125
                                                                                               >$800 million          0.10
--------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO VARIABLE TRUST FUNDS       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Effective August 2, 2004, Funds Management will be entitled to receive a monthly advisory fee at the following rates:

                                                                                                 Advisory Fee
                                                                                                (% of Average
      Fund                                                   Average Daily Net Assets          Daily Net Assets)
    ------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST ASSET ALLOCATION FUND                          $0 - $499 million                0.55
                                                          $500 million - $999 million                0.50
                                                           $1 billion - $2.99 billion                0.45
                                                           $3 billion - $4.99 billion               0.425
                                                                      > $4.99 billion                0.40
    ------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST EQUITY INCOME FUND                             $0 - $499 million                0.55
                                                          $500 million - $999 million                0.50
                                                           $1 billion - $2.99 billion                0.45
                                                           $3 billion - $4.99 billion               0.425
                                                                      > $4.99 billion                0.40
    ------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST EQUITY VALUE FUND                              $0 - $499 million                0.55
                                                          $500 million - $999 million                0.50
                                                           $1 billion - $2.99 billion                0.45
                                                           $3 billion - $4.99 billion               0.425
                                                                      > $4.99 billion                0.40
    ------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST GROWTH FUND                                    $0 - $499 million                0.55
                                                          $500 million - $999 million                0.50
                                                           $1 billion - $2.99 billion                0.45
                                                           $3 billion - $4.99 billion               0.425
                                                                      > $4.99 billion                0.40
    ------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST INTERNATIONAL EQUITY FUND                      $0 - $499 million                0.75
                                                          $500 million - $999 million                0.70
                                                           $1 billion - $2.99 billion                0.65
                                                           $3 billion - $4.99 billion               0.625
                                                                      > $4.99 billion                0.60
    ------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST LARGE COMPANY GROWTH FUND                      $0 - $499 million                0.55
                                                          $500 million - $999 million                0.50
                                                           $1 billion - $2.99 billion                0.45
                                                           $3 billion - $4.99 billion               0.425
                                                                      > $4.99 billion                0.40
------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST MONEY MARKET FUND                              $0 - $499 million                0.30
                                                          $500 million - $999 million                0.30
                                                           $1 billion - $2.99 billion               0.275
                                                           $3 billion - $4.99 billion               0.275
                                                                      > $4.99 billion                0.25
------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST SMALL CAP GROWTH FUND                          $0 - $499 million                0.75
                                                          $500 million - $999 million                0.70
                                                           $1 billion - $2.99 billion                0.65
                                                           $3 billion - $4.99 billion               0.625
                                                                      > $4.99 billion                0.60
------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST TOTAL RETURN BOND FUND                         $0 - $499 million                0.45
                                                          $500 million - $999 million                0.40
                                                           $1 billion - $2.99 billion                0.35
                                                           $3 billion - $4.99 billion               0.325
                                                                      > $4.99 billion                0.30
------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)       WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
ALL FUNDS                                                            0.16%
--------------------------------------------------------------------------------
      Effective August 2, 2004, Funds Management will be entitled to receive fund level administration fees at the following annual rates:

                                                                                        % Of Average
                                               Average Daily Net Assets                 Daily Net Assets
--------------------------------------------------------------------------------------------------------
ALL FUNDS                                             $0 - $499 billion                       0.16
                                             $5 billion - $9.99 billion                       0.15
                                                        > $9.99 billion                       0.14
--------------------------------------------------------------------------------------------------------

      Prior to March 1, 2003, the Trust had entered into an Administration Agreement on behalf of the Fund(s) with Funds Management whereby Funds Management was entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                    % Of Average Daily Net Assets
-------------------------------------------------------------------------------------------------
ALL FUNDS (EXCEPT VARIABLE TRUST INTERNATIONAL EQUITY FUND)                      0.02
-------------------------------------------------------------------------------------------------
VARIABLE TRUST INTERNATIONAL EQUITY FUND                                         0.10

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan ("Plan") for the Fund(s),pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Stephens Inc. at an annual rate of up to 0.25% of average daily net assets.

      For the six months ended June 30, 2004, distribution fees paid are disclosed in the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended June 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

WELLS FARGO VARIABLE TRUST FUNDS       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended June 30, 2004, were as follows:

      Fund                                                                      Purchases at Cost             Sales Proceeds
----------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST ASSET ALLOCATION FUND                                         $  54,458,435               $     353,861
----------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST EQUITY INCOME FUND                                               14,175,373                   6,818,542
----------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST EQUITY VALUE FUND                                                 3,466,321                   2,860,300
----------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST GROWTH FUND                                                       8,562,228                  12,140,812
----------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST INTERNATIONAL EQUITY FUND                                         8,207,828                   2,838,480
----------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST LARGE COMPANY GROWTH FUND                                        13,888,100                   5,851,866
----------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST SMALL CAP GROWTH FUND                                           155,021,046                 134,233,388
----------------------------------------------------------------------------------------------------------------------------
      VARIABLE TRUST TOTAL RETURN BOND FUND                                          381,123,327                 377,810,236

      The Money Market Fund, not reflected in this schedule, trades exclusively in short-term securities.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the six months ended June 30, 2004.

OTHER INFORMATION (UNAUDITED)                   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Variable Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

------------------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                    LENGTH OF SERVICE ***            PAST FIVE YEARS                           OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Robert C. Brown                 Trustee                          Retired.                                  None
72                              since 1992
------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse                 Trustee                          Private Investor/Real Estate              None
59                              since 1987                       Developer; Chairman of White
                                                                 Point Capital, LLC.
------------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                    LENGTH OF SERVICE ***            PAST FIVE YEARS                           OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho                  Trustee                          Wake Forest University,                   None
61                              since 1987                       Calloway School of Business
                                                                 and Accountancy, Associate
                                                                 Professor of Finance.
------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon                 Trustee                          Chairman, CEO, and Co-                    None
61                              since 1998                       Founder of Crystal Geyser
                                (Lead Trustee since              Water Company and President
                                2001)                            of Crystal Geyser Roxane Water
                                                                 Company.
------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach                Trustee                          Retired. Prior thereto,                   None
70                              since 1987                       President of Richard M. Leach
                                                                 Associates (a financial
                                                                 consulting firm).
------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny                Trustee                          Senior Counselor to the public            None
52                              since 1996                       relations firm of Himle-Horner
                                                                 and Senior Fellow at the
                                                                 Humphrey Institute,
                                                                 Minneapolis, Minnesota (a
                                                                 public policy organization).
------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke               Trustee                          Principal in the law firm of              None
64                              since 1996                       Willeke & Daniels.

WELLS FARGO VARIABLE TRUST FUNDS                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                    LENGTH OF SERVICE ***            PAST FIVE YEARS                           OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch                President, since                 Executive Vice President of               None
45                              2003                             Wells Fargo Bank, N.A.
                                                                 President of Wells Fargo Funds
                                                                 Management, LLC. Senior Vice
                                                                 President and Chief
                                                                 Administrative Officer of Wells
                                                                 Fargo Funds Management, LLC
                                                                 from 2001 to 2003. Vice
                                                                 President of Wells Fargo Bank,
                                                                 N.A. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo              Treasurer, since 2003            Senior Vice President of Wells            None
35                                                               Fargo Bank, N.A. Senior Vice
                                                                 President of Operations for
                                                                 Wells Fargo Funds
                                                                 Management, LLC. Prior thereto,
                                                                 Operations Manager at
                                                                 Scudder Weisel Capital, LLC
                                                                 (2000 to 2001), Director of
                                                                 Shareholder Services at BISYS
                                                                 Fund Services (1999 to 2000)
                                                                 and Assistant Vice President of
                                                                 Operations with Nicholas-
                                                                 Applegate Capital Management
                                                                 (1993 to 1999).
------------------------------------------------------------------------------------------------------------------------------
C. David Messman                Secretary, since 2000            Vice President and Managing               None
44                                                               Senior Counsel of Wells Fargo
                                                                 Bank, N.A. Senior Vice
                                                                 President and Secretary of
                                                                 Wells Fargo Funds Management,
                                                                 LLC. Vice President and Senior
                                                                 Counsel of Wells Fargo Bank,
                                                                 N.A. from 1996 to 2003.
------------------------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                           WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFMR       -- Single Family Mortgage Revenue
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares

THIS PAGE IS INTENTIONALLY LEFT BLANK --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MORE INFORMATION ABOUT WELLS FARGO      THIS REPORT AND THE FINANCIAL STATEMENTS
FUNDS(R) IS AVAILABLE FREE UPON         CONTAINED HEREIN ARE SUBMITTED FOR THE
REQUEST. TO OBTAIN LITERATURE, PLEASE   GENERAL INFORMATION OF THE SHAREHOLDERS
WRITE OR CALL:                          OF THE WELLS FARGO FUNDS. IF THIS REPORT
                                        IS USED FOR PROMOTIONAL PURPOSES,
                                        DISTRIBUTION OF THE REPORT MUST BE
WELLS FARGO FUNDS                       ACCOMPANIED OR PRECEDED BY A CURRENT
PO BOX 8266                             PROSPECTUS. FOR A PROSPECTUS CONTAINING
BOSTON, MA 02266-8266                   MORE COMPLETE INFORMATION, INCLUDING
                                        CHARGES AND EXPENSES, CALL
WELLS FARGO FUNDS INVESTOR SERVICES:    1-800-222-8222. PLEASE CONSIDER THE
1-800-222-8222 OR VISIT OUR WEB SITE    INVESTMENT OBJECTIVES, RISKS, CHARGES
AT WWW.WELLSFARGOFUNDS.COM.             AND EXPENSES OF THE INVESTMENT CAREFULLY
                                        BEFORE INVESTING. THIS AND
                                        OTHER INFORMATION ABOUT WELLS FARGO
                                        FUNDS CAN BE FOUND IN THE CURRENT
                                        PROSPECTUS. READ THE PROSPECTUS
                                        CAREFULLY BEFORE YOU INVEST OR SEND
                                        MONEY.

                                        WELLS FARGO FUNDS MANAGEMENT, LLC, A
                                        WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO &
                                        COMPANY, PROVIDES INVESTMENT ADVISORY
                                        AND ADMINISTRATIVE SERVICES FOR THE
                                        WELLS FARGO FUNDS. OTHER AFFILIATES OF
                                        WELLS FARGO & COMPANY PROVIDE
                                        SUB-ADVISORY AND OTHER SERVICES FOR THE
                                        FUNDS. THE FUNDS ARE DISTRIBUTED BY
                                        STEPHENS INC., MEMBER NYSE/SIPC. WELLS
                                        FARGO & COMPANY AND ITS AFFILIATES ARE
                                        NOT AFFILIATED WITH STEPHENS INC.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(c)2004 Wells Fargo Funds Management, LLC. All rights reserved.

                                                                 SAR 016 (08/04)




ITEM 2.  CODE OF ETHICS
=======================
Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
Not applicable.


ITEMS 5-6.  [RESERVED]
======================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  [RESERVED]
===================


ITEM 9.  CONTROLS AND PROCEDURES
================================
 (a)(i) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.


                                                     Wells Fargo Variable Trust

                                                     By:  /s/ Karla M. Rabusch
                                                          Karla M. Rabusch
                                                          President

                                                     By:  /s/ Stacie D. DeAngelo
                                                          Stacie D. DeAngelo
                                                          Treasurer

                                                     Date: August 19, 2004